UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Exchange Trade Funds	Value
	Exchange-Traded Funds (4.4% of Net Assets )
11,160	iShares MSCI EAFE Index Fund	$746,939
5,075	SPDR Gold Shares (1)	612,806

	Total Exchange-Traded Funds (Cost: $1,334,076)	1,359,745

	Investment Companies
	Diversified Equity Funds (35.1% )
222,270	TCW / Gargoyle Dynamic 500 Fund — I Class(2)	2,518,324
90,594	TCW / Gargoyle Hedged Value Fund — I Class(2)	853,396
67,691	TCW High Dividend Equities Fund — I Class(2)	673,524
164,190	TCW New America Premier Equities Fund — I Class(2)	2,274,033
132,802	TCW Relative Value Large Cap Fund — I Class(2)	3,136,793
45,839	TCW Select Equities Fund — I Class(2)	1,341,247

	Total Diversified Equity Funds	10,797,317

	Diversified Fixed Income Funds (56.6% )
338,112	Metropolitan West Low Duration Bond Fund — I Class(2)	2,955,099
379,589	Metropolitan West Total Return Bond Fund — I Class(2)	4,050,219
495,173	Metropolitan West Unconstrained Bond Fund — I Class(2)	5,922,268
72,869	TCW Global Bond Fund — I Class(2)	715,578
376,928	TCW Total Return Bond Fund — I Class(2)	3,761,745

	Total Diversified Fixed Income Funds	17,404,909

	Total Investment Companies (Cost: $25,775,853) (91.7%)	28,202,226

	Money Market Investments
838,010	Fidelity Institutional Government Portfolio — Select Class, 0.82% (3)	838,010
380,963	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (3)	380,963

	Total Money Market Investments (Cost: $1,218,973) (3.9%)	1,218,973

	Total Investments (Cost: $28,328,902) (100.0%)	30,780,944
	Liabilities in Excess of Other Assets ((0.0)%)	(15,062)

	Net Assets (100.0%)	$30,765,882

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Affiliated issuer.

(3)	Rate disclosed is the 7-day net yield as of July 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Diversified Equity Funds	35.1%
Diversified Fixed Income Funds	56.6
Exchange-Traded Funds	4.4
Money Market Investments	3.9

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,359,745	$—	$—	$1,359,745
Investment Companies	28,202,226	—	—	28,202,226
Money Market Investments	1,218,973	—	—	1,218,973

Total Investments	$30,780,944	$—	$—	$30,780,944

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Brazil (3.6% of Net Assets)
6,600	Petroleo Brasileiro S.A. (SP ADR)(1)	$58,146
5,600	Qualicorp S.A.	58,778
1,200	Smiles S.A.	24,994
3,700	TIM Participacoes S.A. (ADR)	62,419
	Total Brazil (Cost: $182,661)	204,337
	China (27.8%)
7,200	AIA Group, Ltd.	56,636
1,384	Alibaba Group Holding, Ltd. (SP ADR)(1)	214,451
6,000	BOC Hong Kong Holdings, Ltd.	29,501
34,000	China Petroleum & Chemical Corp. — Class H	25,777
18,000	China Resources Land, Ltd.	57,765
24,000	China Shenhua Energy Co., Ltd. — Class H	59,703
14,000	Guangzhou Automobile Group Co., Ltd. — Class H	30,087
11,000	Haier Electronics Group Co., Ltd. (1)	28,327
82,000	Industrial & Commercial Bank of China, Ltd. — Class H	57,303
4,500	Kingboard Chemical Holdings, Ltd.	20,261
2,080	Kweichow Moutai Co., Ltd.	148,720
23,000	Longfor Properties Co., Ltd.	57,726
2,500	Melco Crown Entertainment, Ltd. (ADR)	50,500
1,106	Micron Technology, Inc. (1)	31,101
200	NetEase, Inc. (ADR)	62,256
8,150	Ping An Insurance Group Co. of China, Ltd. — Class H	60,332
54,144	Q Technology Group Co., Ltd. (1)	58,314
4,000	Sunny Optical Technology Group Co., Ltd.	47,540
10,000	Tencent Holdings, Ltd.	399,173
31,000	Weichai Power Co., Ltd. — Class H	29,839
11,600	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. — Class H	28,486
400	YY, Inc. (ADR)(1)	28,600
	Total China (Cost: $1,164,274)	1,582,398
	Egypt (Cost: $53,851) (1.0%)
12,000	Commercial International Bank Egypt SAE	55,328
	Greece (1.9%)
13,541	Ellaktor S.A. (1)	26,342
3,300	JUMBO S.A.	55,053
1,245	Motor Oil Hellas Corinth Refineries S.A.	27,919
	Total Greece (Cost: $104,226)	109,314

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Hungary (Cost: $45,113) (1.0%)
1,605	OTP Bank PLC	$59,435

	India (9.5%)
2,000	Birla Corp., Ltd.	29,665
7,110	DCB Bank, Ltd.	21,648
2,900	Finolex Industries, Ltd.	27,502
600	HDFC Bank, Ltd. (ADR)	58,068
4,530	Hindustan Petroleum Corp., Ltd.	27,029
1,060	Housing Development Finance Corp., Ltd.	29,536
8,010	Indian Oil Corp., Ltd.	45,774
3,550	Kotak Mahindra Bank, Ltd.	56,624
611	Maruti Suzuki India, Ltd.	73,752
8,100	Petronet LNG, Ltd.	25,603
12,075	State Bank of India	58,856
13,315	Vedanta, Ltd.	58,004
3,800	Voltas, Ltd.	29,895

	Total India (Cost: $500,713)	541,956

	Indonesia (2.0%)
40,200	Bank Central Asia Tbk PT	56,442
573,200	Sumber Alfaria Trijaya Tbk PT	29,254
12,900	United Tractors Tbk PT	29,142

	Total Indonesia (Cost: $99,572)	114,838

	Italy (Cost: $60,347) (1.1%)
17,557	PRADA SpA	62,680

	Japan (Cost: $44,166) (1.0%)
5,000	Tosoh Corp.	59,067

	Kenya (Cost: $41,060) (1.0%)
243,700	Safari.com, Ltd.	56,238

	Malaysia (2.7%)
7,000	Hong Leong Financial Group BHD	27,993
50,400	Inari Amertron BHD	30,131
194,550	My EG Services BHD	98,117

	Total Malaysia (Cost: $108,243)	156,241

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Mexico (3.7%)
6,152	Cemex S.A.B. de C.V. (SP ADR)(1)	$59,736
72,870	Genomma Lab Internacional S.A.B. de C.V. (1)	93,286
8,400	Grupo Financiero Banorte S.A.B. de C.V. — Class O	55,527

	Total Mexico (Cost: $178,811)	208,549

	Pakistan (Cost: $52,059) (0.9%)
22,550	Habib Bank, Ltd.	50,557

	Philippines (Cost: $54,124) (0.9%)
25,690	Bank of the Philippine Islands	53,254

	Poland (1.8%)
5,000	Dino Polska S.A. (1)	73,801
15,605	Polskie Gornictwo Naftowe i Gazownictwo S.A.	28,889

	Total Poland (Cost: $71,173)	102,690

	Qatar (Cost: $29,981) (0.5%)
800	Qatar National Bank QPSC	30,323

	Russia (2.1%)
16,900	Aeroflot PJSC	56,688
22,180	Sberbank of Russia	61,187

	Total Russia (Cost: $66,130)	117,875

	Singapore (Cost: $47,320) (0.9%)
200	Broadcom, Ltd.	49,332

	South Africa (2.3%)
3,895	Clicks Group, Ltd.	44,112
1,040	Mondi PLC	27,371
4,502	Mr Price Group, Ltd.	59,097

	Total South Africa (Cost: $122,100)	130,580

	South Korea (16.4%)
496	BGF retail Co., Ltd.	40,934
605	Hyundai Motor Co.	78,320
1,600	KB Financial Group, Inc. (ADR)	85,120
3,200	KT Corp. (SP ADR)	58,208
35	LG Household & Health Care, Ltd.	30,994
2,000	LG Uplus Corp.	29,733

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	South Korea (Continued)
700	Poongsan Corp.	$31,078
800	POSCO (SP ADR)	60,096
202	Samsung Electronics Co., Ltd.	434,397
1,235	Shinhan Financial Group Co., Ltd.	58,696
1,700	Woori Bank	29,034

	Total South Korea (Cost: $709,490)	936,610

	Taiwan (8.1%)
16,000	Accton Technology Corp.	42,625
24,000	Hon Hai Precision Industry Co., Ltd.	93,338
22,000	Powertech Technology, Inc. (1)	71,289
1,873	Silergy Corp.	36,622
5,970	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	214,681

	Total Taiwan (Cost: $337,767)	458,555

	Thailand (1.5%)
9,500	Kasikornbank PCL (NVDR)	54,961
64,000	Star Petroleum Refining PCL (NVDR)	29,632

	Total Thailand (Cost: $81,027)	84,593

	Turkey (2.6%)
1,925	Tupras Turkiye Petrol Rafinerileri A.S.	59,252
29,070	Turkiye Garanti Bankasi A.S.	86,949

	Total Turkey (Cost: $135,100)	146,201

	United Arab Emirates (Cost: $57,965) (2.0%)
3,848	NMC Health PLC	114,589

	United States (Cost: $29,699) (0.6%)
300	MSCI, Inc.	32,685

	Total Common Stock (Cost: $4,376,972) (96.9%)	5,518,225

	Preferred Stock
	Brazil (2.1%)
2,600	Cia Brasileira de Distribuicao, 0.28% (ADR)(1)	60,372

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Preferred Stock	Value
	Brazil (Continued)
5,010	Itau Unibanco Holding S.A., 3.46% (ADR)	$59,669

	Total Brazil (Cost: $92,628)	120,041

	Total Preferred Stock (Cost: $92,628) (2.1%)	120,041

	Total Investments (Cost: $4,469,600) (99.0%)	5,638,266
	Excess of Other Assets over Liabilities (1.0%)	57,242

	Total Net Assets (100.0%)	$5,695,508

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR	-	Non-Voting Depositary Receipt.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Airlines	1.0%
Automobiles	3.2
Banks	19.3
Beverages	2.6
Capital Markets	0.6
Chemicals	1.5
Communications Equipment	0.8
Construction & Engineering	0.9
Construction Materials	1.6
Diversified Telecommunication Services	1.5
Electronic Equipment, Instruments & Components	3.3
Food & Staples Retailing	4.4
Health Care Providers & Services	3.0
Hotels, Restaurants & Leisure	0.9
Household Durables	1.5
Household Products	0.5
Insurance	2.1
Internet Software & Services	12.4
IT Services	1.7
Machinery	0.5
Media	0.5
Metals & Mining	2.7
Oil, Gas & Consumable Fuels	7.5
Paper & Forest Products	0.5
Pharmaceuticals	2.1
Real Estate Management & Development	2.0
Semiconductors & Semiconductor Equipment	7.1
Specialty Retail	2.0
Technology Hardware, Storage & Peripherals	7.6
Textiles, Apparel & Luxury Goods	1.1
Thrifts & Mortgage Finance	0.5
Wireless Telecommunication Services	2.1

Total	99.0%

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$56,688	$—	$—	$56,688
Automobiles	—	182,160	—	182,160
Banks	388,178	658,630	—	1,046,808
Beverages	—	148,720	—	148,720
Capital Markets	32,685	—	—	32,685
Chemicals	—	86,568	—	86,568
Communications Equipment	—	42,625	—	42,625
Construction & Engineering	26,342	29,895	—	56,237
Construction Materials	59,736	29,664	—	89,400
Diversified Telecommunication Services	58,208	29,733	—	87,941
Electronic Equipment, Instruments & Components	—	191,270	—	191,270
Food & Staples Retailing	29,254	158,847	—	188,101
Health Care Providers & Services	58,777	114,589	—	173,366
Hotels, Restaurants & Leisure	50,500	—	—	50,500
Household Durables	—	86,641	—	86,641
Household Products	—	30,994	—	30,994
Insurance	—	116,969	—	116,969
Internet Software & Services	305,307	399,173	—	704,480
IT Services	—	98,117	—	98,117
Machinery	—	29,839	—	29,839
Media	24,995	—	—	24,995
Metals & Mining	60,096	89,082	—	149,178
Oil, Gas & Consumable Fuels	87,288	329,576	—	416,864
Paper & Forest Products	—	27,371	—	27,371
Pharmaceuticals	93,286	28,486	—	121,772
Real Estate Management & Development	—	115,491	—	115,491
Semiconductors & Semiconductor Equipment	295,114	107,910	—	403,024
Specialty Retail	55,054	59,096	—	114,150
Technology Hardware, Storage & Peripherals	—	434,397	—	434,397
Textiles, Apparel & Luxury Goods	—	62,680	—	62,680
Thrifts & Mortgage Finance	—	29,536	—	29,536
Wireless Telecommunication Services	118,658	—	—	118,658

Total Common Stock	1,800,166	3,718,059	—	5,518,225

Preferred Stock
Banks	59,669	—	—	59,669
Food & Staples Retailing	60,372	—	—	60,372

Total Preferred Stock	120,041	—	—	120,041

Total Investments	$1,920,207	$3,718,059	$—	$5,638,266

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Argentina (3.5% of Net Assets)
ARS	2,300,000	Argentina Bonar Bonds, 22.242%, due 04/03/22(1)	$128,219
ARS	890,000	Argentina POM Politica Monetaria, 26.25%, due 06/21/20(1)	53,019
ARS	1,325,000	Argentina Treasury Bond (BONCER), 2.5%, due 07/22/21	88,668
ARS	905,000	Argentine Bonos del Tesoro, 18.2%, due 10/03/21	50,849
	$285,000	Argentine Republic Government International Bond, 2.5%, due 12/31/38	185,564
	200,000	Argentine Republic Government International Bond, 6.625%, due 07/06/28	200,500
	265,000	Argentine Republic Government International Bond, 6.875%, due 01/26/27	273,109
	275,000	Argentine Republic Government International Bond, (144A), 7.125%, due 06/28/17(2)	250,388
	400,000	Argentine Republic Government International Bond, 7.125%, due 07/06/36	396,000
	150,000	Argentine Republic Government International Bond, 7.625%, due 04/22/46	154,575
ARS	1,575,000	Banco Hipotecario S.A., (144A), 22.417%, due 01/12/20(1)(2)	88,564
	$200,000	Capex S.A., (144A), 6.875%, due 05/15/24(2)	201,000
	150,000	Genneia S.A., (144A), 8.75%, due 01/20/22(2)	158,763
	100,000	YPF S.A., (144A), 6.95%, due 07/21/27(2)	101,250
	40,000	YPF S.A., (144A), 24.104%, due 07/07/20(1)(2)	41,279

		Total Argentina (Cost: $2,431,841)	2,371,747

		Bahrain (Cost: $410,182) (0.6%)
	$400,000	Bahrain Government International Bond, (144A), 7%, due 10/12/28(2)	412,000

		Brazil (5.2%)
	200,000	Andrade Gutierrez International S.A., (Reg. S), 4%, due 04/30/18(3)	183,500
	200,000	Banco do Brasil S.A., (Reg. S), 9%, due 06/29/49(1)(3)(4)	207,500
	225,000	Brazil Minas SPE via State of Minas Gerais, (Reg. S), 5.333%, due 02/15/28(3)	225,000
BRL	955,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	306,926
BRL	925,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	303,234
	$225,000	Brazilian Government International Bond, 5%, due 01/27/45	202,163
	100,000	CSN Resources S.A., (Reg. S), 6.5%, due 07/21/20(3)	77,000
	200,000	GTL Trade Finance, Inc., (Reg. S), 5.893%, due 04/29/24(3)	207,500
	340,000	Petrobras Global Finance BV, 6.75%, due 01/27/41	327,420
	490,000	Petrobras Global Finance BV, 6.85%, due 06/05/15	450,457
	575,000	Petrobras Global Finance BV, 7.375%, due 01/17/27	623,875
	200,000	Samarco Mineracao S.A., (Reg. S), 4.125%, due 11/01/22(3)(5)	118,880
	275,000	Vale Overseas, Ltd., 6.875%, due 11/10/39	307,659

		Total Brazil (Cost: $3,391,880)	3,541,114

		Chile (0.9%)
	200,000	Corp. Nacional del Cobre de Chile (CODELCO), (144A), 3.625%, due 08/01/27(2)	198,625
	200,000	Latam Airlines Group S.A., (Reg. S), 7.25%, due 06/09/20(3)	211,444

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Chile (Continued)
	$200,000	Latam Finance, Ltd., (144A), 6.875%, due 04/11/24(2)	$205,280

		Total Chile (Cost: $600,485)	615,349

		Colombia (1.3%)
	200,000	Avianca Holdings S.A. / Avianca Leasing LLC / Grupo Taca Holdings, Ltd., (Reg. S), 8.375%, due 05/10/20(3)	199,250
	200,000	Banco de Bogota S.A., (144A), 6.25%, due 05/12/26(2)	214,940
	85,000	Banco GNB Sudameris S.A., (144A), 6.5%, due 04/03/27(1)(2)	88,366
	200,000	Colombia Government International Bond, 5%, due 06/15/45	203,600
COP	390,000,000	Colombian TES (Treasury) Bond, 7.5%, due 08/26/26	135,903

		Total Colombia (Cost: $816,585)	842,059

		Costa Rica (1.7%)
	$400,000	Autopistas del Sol S.A., (144A), 7.375%, due 12/30/30(2)	415,000
	200,000	Banco Nacional de Cost Rica, (144A), 5.875%, due 04/25/21(2)	208,000
	525,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44(3)	550,594

		Total Costa Rica (Cost: $1,121,204)	1,173,594

		Dominican Republic (1.2%)
	200,000	AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad Itabo, S.A., (144A), 7.95%, due 05/11/26(2)	217,917
	400,000	Dominican Republic International Bond, (144A), 5.95%, due 01/25/27(2)	427,840
	175,000	Dominican Republic International Bond, (Reg. S), 6.85%, due 01/27/45(3)	192,500

		Total Dominican Republic (Cost: $794,754)	838,257

		Ecuador (0.6%)
	200,000	Ecuador Government International Bond, (144A), 9.65%, due 12/13/26(2)	205,500
	200,000	Ecuador Government International Bond, (Reg. S), 7.95%, due 06/20/24(3)	192,420

		Total Ecuador (Cost: $379,093)	397,920

		Egypt (1.5%)
	200,000	Egypt Government International Bond, (144A), 6.125%, due 01/31/22(2)	206,875
	370,000	Egypt Government International Bond, (144A), 7.5%, due 01/31/27(2)	398,786

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Egypt (Continued)
	$400,000	Egypt Government International Bond, (144A), 8.5%, due 01/31/47(2)	$436,500

		Total Egypt (Cost: $1,011,940)	1,042,161

		El Salvador (0.5%)
	225,000	El Salvador Government International Bond, (144A), 8.625%, due 02/28/29(2)	233,437
	45,000	El Salvador Government International Bond, (Reg. S), 5.875%, due 01/30/25(3)	40,894
	50,000	El Salvador Government International Bond, (Reg. S), 6.375%, due 01/18/27(3)	45,720

		Total El Salvador (Cost: $316,271)	320,051

		Ghana (Cost: $206,264) (0.3%)
	220,000	Ghana Government International Bond, (Reg. S), 7.875%, due 08/07/23(3)	227,562

		Greece (Cost: $196,085) (0.3%)
EUR	170,000	Hellenic Republic Government Bond, (Reg. S), 4.375%, due 08/01/22(3)	198,827

		Honduras (Cost: $150,000) (0.2%)
	$150,000	Honduras Government International Bond, (144A), 6.25%, due 01/19/27(2)	158,400

		India (0.9%)
	200,000	Greenko Dutch BV, (144A), 5.25%, due 07/24/24(2)	200,600
	200,000	Neerg Energy, Ltd., (144A), 6%, due 02/13/22(2)	205,342
	200,000	Vedanta Resources PLC, (144A), 6.375%, due 07/30/22(2)	208,000

		Total India (Cost: $601,449)	613,942

		Indonesia (1.4%)
	200,000	Indika Energy Capital II Pte, Ltd., (144A), 6.875%, due 04/10/22(2)	199,460
IDR	1,700,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/34	137,261
	$200,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.15%, due 03/29/27(2)	204,625
	200,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.55%, due 03/29/26(2)	210,375
	200,000	Saka Energi Indonesia PT, (144A), 4.45%, due 05/05/24(2)	204,060

		Total Indonesia (Cost: $948,527)	955,781

		Iraq (Cost: $224,406) (0.4%)
	250,000	Iraq International Bond, (Reg. S), 5.8%, due 01/15/28(3)	230,312

		Ivory Coast (Cost: $204,954) (0.3%)
	200,000	Ivory Coast Government International Bond, (Reg. S), 6.375%, due 03/03/28(3)	205,660

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Jamaica (Cost: $190,848) (0.3%)
	$200,000	Digicel Group Ltd, (Reg. S), 8.25%, due 09/30/20(3)	$192,500

		Kazakhstan (1.5%)
	600,000	KazMunayGas National Co. JSC, (144A), 4.75%, due 04/19/27(2)	597,720
	200,000	KazMunayGas National Co. JSC, (144A), 5.75%, due 04/19/47(2)	193,082
	200,000	KazMunayGas National Co. JSC, (Reg. S), 5.75%, due 04/30/43(3)	198,140

		Total Kazakhstan (Cost: $985,460)	988,942

		Lebanon (1.6%)
	130,000	Lebanon Government International Bond, 6.15%, due 06/19/20	131,664
	615,000	Lebanon Government International Bond, 6.4%, due 05/26/23	621,150
	115,000	Lebanon Government International Bond, (Reg. S), 5.45%, due 11/28/19(3)	115,125
	245,000	Lebanon Government International Bond, (Reg. S), 6%, due 01/27/23(3)	242,479

		Total Lebanon (Cost: $1,121,294)	1,110,418

		Mauritius (Cost: $199,946) (0.3%)
	200,000	Azure Power Energy, Ltd., (144A), 5.5%, due 11/03/22(2)	200,450

		Mexico (4.1%)
	400,000	Banco Mercantil del Norte S.A., (144A), 7.625%, due 12/31/99(1)(2)(4)	423,500
MXN	2,400,000	Mexico Government Bond (BONOS), 7.5%, due 06/03/27	140,430
MXN	2,400,000	Mexico Government Bond (BONOS), 7.75%, due 11/13/42	143,283
MXN	5,800,000	Mexico Government Bond (BONOS), 10%, due 12/05/24	385,125
	$320,000	Petroleos Mexicanos, 4.625%, due 09/21/23	330,240
	305,000	Petroleos Mexicanos, 6.5%, due 06/02/41	314,913
	410,000	Petroleos Mexicanos, 6.625%, due 06/15/35	437,101
	400,000	Petroleos Mexicanos, (Reg. S), 6.5%, due 03/13/27(3)	441,000
	200,000	Unifin Financiera S.A.B. de C.V. SOFOM ENR, (144A), 7%, due 01/15/25(2)	197,260

		Total Mexico (Cost: $2,736,760)	2,812,852

		Mongolia (Cost: $384,299) (0.6%)
	400,000	Mongolia Government International Bond, (Reg. S), 5.125%, due 12/05/22(3)	385,750

		Oman (1.2%)
	400,000	Oman Government International Bond, (144A), 5.375%, due 03/08/27(2)	415,000
	400,000	Oman Government International Bond, (144A), 6.5%, due 03/08/47(2)	418,012

		Total Oman (Cost: $833,547)	833,012

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Panama (0.6%)
	$200,000	AES Panama SRL, (144A), 6%, due 06/25/22(2)	$210,750
	200,000	Global Bank Corp., (144A), 4.5%, due 10/20/21(2)	204,400

		Total Panama (Cost: $405,885)	415,150

		Paraguay (Cost: $149,244) (0.2%)
	150,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19(2)	161,063

		Peru (2.1%)
	200,000	Orazul Energy Egenor S en C por A, (144A), 5.625%, due 04/28/27(2)	192,800
	400,000	Petroleos del Peru S.A., (144A), 4.75%, due 06/19/32(2)	410,200
	425,000	Petroleos del Peru S.A., (144A), 5.625%, due 06/19/47(2)	441,872
	190,000	Southern Copper Corp., 5.25%, due 11/08/42	195,938
	200,000	VM Holding S.A., (144A), 5.375%, due 05/04/27(2)	207,260

		Total Peru (Cost: $1,420,645)	1,448,070

		Russia (1.6%)
	200,000	Credit Bank of Moscow via CBOM Finance PLC, (144A), 8.875%, due 12/31/99(1)(2)(4)	191,400
	400,000	Russia Government Bond, (Reg. S), 4.75%, due 05/27/26(3)	419,280
RUB	7,800,000	Russian Federal Bond — OFZ, 6.7%, due 05/15/19	127,097
RUB	7,600,000	Russian Federal Bond — OFZ, 7.7%, due 03/23/33	124,306
	$200,000	VimpelCom Holdings BV, (144A), 4.95%, due 06/16/24(2)	202,680

		Total Russia (Cost: $1,082,725)	1,064,763

		Senegal (Cost: $200,000) (0.3%)
	200,000	Senegal Government International Bond, (144A), 6.25%, due 05/23/33(2)	206,050

		South Africa (1.2%)
	200,000	Eskom Holdings SOC, Ltd., (Reg. S), 7.125%, due 02/11/25(3)	203,249
ZAR	2,400,000	Republic of South Africa Government Bond, 8.75%, due 01/31/44	162,513
ZAR	970,000	South Africa Government Bond, 10.5%, due 12/21/26	82,254
	$400,000	South Africa Government International Bond, 4.3%, due 10/12/28	381,000

		Total South Africa (Cost: $842,056)	829,016

		Sri Lanka (1.1%)
	600,000	Sri Lanka Government International Bond, (144A), 6.2%, due 05/11/27(2)	621,180

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Sri Lanka (Continued)
	$90,000	Sri Lanka Government International Bond, (Reg. S), 5.875%, due 07/25/22(3)	$94,500

		Total Sri Lanka (Cost: $695,714)	715,680

		Turkey (3.2%)
	250,000	Hazine Mustesarligi Varlik Kiralama A.S., (144A), 5.004%, due 04/06/23(2)	257,343
TRY	510,000	Turkey Government Bond, 11%, due 03/02/22	146,951
	$800,000	Turkey Government International Bond, 5.75%, due 05/11/47	796,640
	500,000	Turkey Government International Bond, 6%, due 03/25/27	539,300
	200,000	Turkiye Garanti Bankasi A.S., (144A), 6.125%, due 05/24/27(1)(2)	200,360
	200,000	Yapi ve Kredi Bankasi A.S., (144A), 5.85%, due 06/21/24(2)	201,500

		Total Turkey (Cost: $2,119,015)	2,142,094

		Ukraine (1.8%)
	240,000	Ukraine Government International Bond, (144A), 0%, due 05/31/40(1)(2)(6)	106,560
	425,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/25(3)	421,387
	100,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/26(3)	98,450
	610,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/23(3)	617,625

		Total Ukraine (Cost: $1,207,142)	1,244,022

		Venezuela (0.9%)
	1,477,000	Petroleos de Venezuela S.A. (Reg. S), 5.375%, due 04/12/27(3)	485,637
	55,000	Venezuela Government International Bond, 9.375%, due 01/13/34	22,275
	327,300	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24(3)	126,420

		Total Venezuela (Cost: $715,041)	634,332

		Zambia (Cost: $200,000) (0.3%)
	200,000	First Quantum Minerals, Ltd., (144A), 7.5%, due 04/01/25(2)	205,800

		Total Fixed Income Securities (Cost: $29,295,541) (43.7%)	29,734,700

Number of Shares		Preferred Stock
		Brazil (1.0%)
	12,500	Cia Brasileira de Distribuicao, 1.08% (ADR)	290,250

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Preferred Stock	Value
	Brazil (Continued)
33,070	Itau Unibanco Holding S.A., 3.27% (ADR)	$393,864

	Total Brazil (Cost: $502,241)	684,114

	Total Preferred Stock (Cost: $502,241) (1.0%)	684,114

	Common Stock
	Brazil (2.4%)
13,600	CVC Brasil Operadora e Agencia de Viagens S.A.	155,149
44,200	Petroleo Brasileiro S.A. (SP ADR) (7)	389,402
39,800	Qualicorp S.A. (7)	417,740
14,300	Smiles S.A.	297,852
23,000	TIM Participacoes S.A. (ADR)	388,010

	Total Brazil (Cost: $1,488,038)	1,648,153

	China (15.4%)
50,800	AIA Group, Ltd.	399,601
7,862	Alibaba Group Holding, Ltd. (SP ADR) (7)	1,218,217
39,000	BOC Hong Kong Holdings, Ltd.	191,758
224,000	China Petroleum & Chemical Corp. — Class H	169,821
118,000	China Resources Land, Ltd.	378,683
157,500	China Shenhua Energy Co., Ltd. — Class H	391,801
84,000	Guangzhou Automobile Group Co., Ltd. — Class H	180,523
67,000	Haier Electronics Group Co., Ltd. (7)	172,538
547,000	Industrial & Commercial Bank of China, Ltd. — Class H	382,252
47,000	Kingboard Chemical Holdings, Ltd.	211,618
13,604	Kweichow Moutai Co., Ltd.	972,687
151,000	Longfor Properties Co., Ltd.	378,981
12,900	Melco Crown Entertainment, Ltd. (ADR)	260,580
1,155	Micron Technology, Inc. (7)	32,479
1,500	NetEase, Inc. (ADR)	466,920
56,650	Ping An Insurance Group Co. of China, Ltd. — Class H	419,365
445,621	Q Technology Group Co., Ltd.	479,944
16,500	Silergy Corp.	322,618
26,000	Sunny Optical Technology Group Co., Ltd.	309,008
61,912	Tencent Holdings, Ltd.	2,471,359
200,000	Weichai Power Co., Ltd. — Class H	192,507
68,400	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. — Class H (2)	167,969

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	China (Continued)
4,400	YY, Inc. (ADR) (7)	$314,600

	Total China (Cost: $7,609,906)	10,485,829

	Egypt (Cost: $370,328) (0.6%)
82,525	Commercial International Bank Egypt SAE	380,495

	Greece (1.2%)
89,838	Ellaktor S.A. (7)	174,766
15,900	JUMBO S.A.	265,258
8,435	Motor Oil Hellas Corinth Refineries S.A.	189,151
15,000	OPAP S.A.	171,898

	Total Greece (Cost: $768,601)	801,073

	Hungary (Cost: $306,442) (0.6%)
10,800	OTP Bank PLC	399,938

	India (5.3%)
2,035	Bajaj Finserv, Ltd. (7)	158,720
12,700	Birla Corp., Ltd.	188,370
47,160	DCB Bank, Ltd.	143,591
14,000	Finolex Industries, Ltd.	132,767
4,100	HDFC Bank, Ltd. (ADR)	396,798
23,213	Hindustan Petroleum Corp., Ltd.	138,498
7,185	Housing Development Finance Corp., Ltd.	200,205
41,050	Indian Oil Corp., Ltd.	234,586
24,435	Kotak Mahindra Bank, Ltd.	389,750
3,964	Maruti Suzuki India, Ltd.	478,483
54,000	Petronet LNG, Ltd.	170,687
81,095	State Bank of India	395,274
86,454	Vedanta, Ltd.	376,616
24,000	Voltas, Ltd.	188,813

	Total India (Cost: $3,319,963)	3,593,158

	Indonesia (0.7%)
253,500	Bank Central Asia Tbk PT	355,926
66,300	United Tractors Tbk PT	149,777

	Total Indonesia (Cost: $488,526)	505,703

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Israel (Cost: $125,503) (0.2%)
5,500	Tower Semiconductor, Ltd. (7)	$143,825

	Italy (Cost: $403,164) (0.6%)
113,340	PRADA SpA	404,632

	Japan (0.7%)
2,500	Nabtesco Corp.	80,977
32,000	Tosoh Corp.	378,027

	Total Japan (Cost: $349,572)	459,004

	Kenya (Cost: $177,505) (0.5%)
1,491,700	Safari.com, Ltd.	344,238

	Malaysia (1.4%)
47,900	Hong Leong Bank BHD	175,598
323,600	Inari Amertron BHD	193,461
1,103,212	My EG Services BHD	556,381

	Total Malaysia (Cost: $715,209)	925,440

	Mexico (1.9%)
27,664	Cemex S.A.B. de C.V. (SP ADR) (7)	268,618
475,550	Genomma Lab Internacional S.A.B. de C.V. — Class B (7)	608,786
62,500	Grupo Financiero Banorte S.A.B. de C.V.	413,150

	Total Mexico (Cost: $1,157,449)	1,290,554

	Pakistan (Cost: $142,272) (0.3%)
85,799	Habib Bank, Ltd.	192,360

	Philippines (Cost: $372,694) (0.5%)
176,900	Bank of the Philippine Islands	366,701

	Poland (1.0%)
31,000	Dino Polska S.A. (2)(7)	457,568
105,740	Polskie Gornictwo Naftowe i Gazownictwo S.A.	195,751

	Total Poland (Cost: $470,833)	653,319

	Qatar (Cost: $187,384) (0.3%)
5,000	Qatar National Bank QPSC	189,521

	Russia (1.2%)
114,000	Aeroflot PJSC (7)	382,392

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Russia (Continued)
146,115	Sberbank of Russia	$403,082

	Total Russia (Cost: $501,009)	785,474

	Singapore (Cost: $336,969) (0.5%)
1,400	Broadcom, Ltd.	345,324

	South Africa (1.1%)
23,810	Clicks Group, Ltd.	269,656
6,755	Mondi PLC	177,781
22,250	Mr Price Group, Ltd.	292,069

	Total South Africa (Cost: $699,950)	739,506

	South Korea (9.1%)
3,176	BGF retail Co., Ltd.	262,109
4,100	Hyundai Motor Co.	530,768
11,000	KB Financial Group, Inc. (ADR)	585,200
6	KT Corp.	186
21,100	KT Corp. (SP ADR)	383,809
200	LG Household & Health Care, Ltd.	177,109
12,700	LG Uplus Corp.	188,802
4,400	Poongsan Corp.	195,348
5,100	POSCO (SP ADR)	383,112
1,357	Samsung Electronics Co., Ltd.	2,918,200
8,300	Shinhan Financial Group Co., Ltd.	394,474
11,000	Woori Bank	187,870

	Total South Korea (Cost: $5,103,475)	6,206,987

	Taiwan (4.0%)
104,000	Accton Technology Corp.	277,064
164,000	Hon Hai Precision Industry Co., Ltd.	637,808
1,000	Largan Precision Co., Ltd.	182,459
131,000	Powertech Technology, Inc. (7)	424,491
131,612	Taiwan Semiconductor Manufacturing Co., Ltd.	930,352
7,700	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	276,892

	Total Taiwan (Cost: $2,097,074)	2,729,066

	Thailand (0.8%)
65,700	Kasikornbank PCL (NVDR)	380,100

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Thailand (Continued)
423,300	Star Petroleum Refining PCL (NVDR)	$195,984

	Total Thailand (Cost: $552,260)	576,084

	Turkey (1.4%)
12,700	Tupras Turkiye Petrol Rafinerileri A.S.	390,909
199,795	Turkiye Garanti Bankasi A.S.	597,593

	Total Turkey (Cost: $904,904)	988,502

	United Arab Emirates (Cost: $401,802) (1.0%)
22,900	NMC Health PLC	681,934

	United States (Cost: $221,712) (0.3%)
2,200	MSCI, Inc.	239,690

	Total Common Stocks (Cost: $29,272,544) (53.0%)	36,076,510

	Money Market Investments
519,948	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (8)	519,948

	Total Money Market Investments (Cost: $519,948) (0.8%)	519,948

Principal Amount	Short-Term Investments
	Egypt (0.2%)
EGP 1,075,000	Egypt Treasury Bills, 0%, due 08/15/17(6)	59,513
EGP 1,700,000	Egypt Treasury Bills, 0%, due 10/03/17(6)	91,400

	Total Short-Term Investment (Cost: $150,748) (0.2%)	150,913

	Total Investments (Cost: $59,741,022) (98.7%)	67,166,185
	Excess of Other Assets over Liabilities (1.3%)	862,565

	Total Net Assets (100.0%)	$68,028,750

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Bank of America	RUB	16,196,726	08/18/17	$271,174	$268,379	$(2,795)
BNP Paribas S.A.	SAR	529,816	06/28/18	140,000	140,733	733
Goldman Sachs International	TRY	1,000,000	08/28/17	278,979	281,281	2,302

				$690,153	$690,393	$240

SELL (10)
Bank of America	MXN	4,558,413	08/11/17	$235,000	$255,018	$(20,018)
Bank of America	RUB	16,196,726	08/18/17	280,000	268,378	11,622
Bank of America	SAR	73,915	05/20/19	19,477	19,413	64
BNP Paribas S.A.	BRL	964,062	10/13/17	290,000	304,666	(14,666)
Citibank N.A.	SAR	457,385	05/20/19	120,523	120,125	398
Citibank N.A.	TRY	498,960	08/28/17	140,000	140,348	(348)
Citibank N.A.	ZAR	3,520,166	09/27/17	260,000	264,380	(4,380)
Goldman Sachs International	MXN	2,629,575	08/11/17	145,000	147,110	(2,110)
Goldman Sachs International	ZAR	1,903,125	09/27/17	145,000	142,933	2,067

				$1,635,000	$1,662,371	$(27,371)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Credit Default Swaps - Buy Protection

Notional Amount(11)	Implied Credit Spread(12)	Expiration Date	Counterparty & Reference Entity	Fixed Deal Pay Rate	Unrealized Appreciation	Premium Paid (Received)	Value(13)
OTC Swaps
$100,000	0.649%	6/20/22	Deutsche Bank AG, China Government Bond, 7.5%, 10/28/27	1%	$(1,387)	$(249)	$(1,636)
100,000	0.649%	6/20/22	Bank of America, China Government Bond, 7.5%, 10/28/27	1%	(1,466)	(170)	(1,636)
200,000	1.27%	6/20/22	Citibank N.A., Colombia Government Bond, 10.375%, 01/28/33	1%	(2,076)	4,428	2,352
75,000	1.13%	6/20/22	Deutsche Bank AG, Indonesia Government Bond, 5.875%, 03/13/20	1%	(1,020)	1,409	389
80,000	1.13%	6/20/22	Bank of America, Indonesia Government Bond, 5.875%, 03/13/20	1%	(1,175)	1,590	415
680,000	0.578%	6/20/22	Citibank N.A., Korea Government Bond, 7.125%, 04/16/19	1%	903	(14,333)	(13,430)
110,000	0.578%	6/20/22	Barclays Bank PLC, Korea Government Bond, 7.125%, 04/16/19	1%	(88)	(2,084)	(2,172)
200,000	1.03%	6/20/22	Bank of America, Mexico Government Bond, 5.95%, 03/19/19	1%	(4,885)	5,093	208
100,000	1.03%	6/20/22	Citibank N.A., Mexico Government Bond, 5.95%, 03/19/19	1%	(2,031)	2,136	105

					$(13,225)	$(2,180)	$(15,405)

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
COP	-	Colombian Peso.
EGP	-	Egyptian Pound.
EUR	-	Euro Currency.
IDR	-	Indonesian Rupiah.
MXN	-	Mexican Peso.
RUB	-	Russian Ruble.
TRY	-	Turkish New Lira.
ZAR	-	South African Rand.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR	-	Non-Voting Depositary Receipt.
OTC	-	Over the Counter.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2017

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2017.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2017, the value of these securities amounted to $13,392,951 or 19.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2017, the value of these securities amounted to $7,356,105 or 10.8% of net assets.

(4)	Perpetual Maturity.

(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(6)	Security is not accruing interest.

(7)	Non-income producing security.

(8)	Rate disclosed is the 7-day net yield as of July 31, 2017.

(9)	Fund buys foreign currency, sells U.S. Dollar.

(10)	Fund sells foreign currency, buys U.S. Dollar.

(11)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(12)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(13)	The value of a credit default swap agreements serves as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Advertising	0.4%
Airlines	1.5
Apparel	0.6
Auto Manufacturers	1.8
Auto Parts & Equipment	0.3
Banks	12.7
Beverages	1.4
Building Materials	0.7
Chemicals	1.1
Coal	0.6
Commercial Services	1.5
Cosmetics/Personal Care	0.2
Diversified Financial Services	2.2
Electric	1.7
Electronics	2.1
Energy-Alternate Sources	0.9
Engineering & Construction	0.9
Entertainment	0.2
Food	1.1
Foreign Government Bonds	23.9
Forest Products & Paper	0.3
Healthcare-Services	1.0
Home Furnishings	0.2
Insurance	1.2
Internet	6.7
Iron & Steel	1.5
Leisure Time	0.2
Lodging	0.4
Machinery-Constr&Mining	0.2
Machinery-Diversified	0.1
Mining	2.4
Miscellaneous Manufacturers	0.7
Municipal Bonds	0.3
Oil & Gas	10.9
Pharmaceuticals	1.1
Pipelines	0.2
Real Estate	1.2
Retail	1.6
Semiconductors	7.7
Software	1.0
Telecommunications	3.0
Short-Term Investments	0.2
Money Market Investments	0.8

Total	98.7%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	July 31, 2017

Country	Percentage of Net Assets
Argentina	3.5%
Bahrain	0.6
Brazil	8.6
Chile	0.9
China	15.4
Colombia	1.3
Costa Rica	1.7
Dominican Republic	1.2
Ecuador	0.6
Egypt	2.3
El Salvador	0.5
Ghana	0.3
Greece	1.5
Honduras	0.2
Hungary	0.6
India	6.2
Indonesia	2.1
Iraq	0.4
Israel	0.2
Italy	0.6
Ivory Coast	0.3
Jamaica	0.3
Japan	0.7
Kazakhstan	1.5
Kenya	0.5
Lebanon	1.6
Malaysia	1.4
Mauritius	0.3
Mexico	6.0
Mongolia	0.6
Oman	1.2
Pakistan	0.3
Panama	0.6
Paraguay	0.2
Peru	2.1
Philippines	0.5
Poland	1.0
Qatar	0.3
Russia	2.8
Senegal	0.3
Singapore	0.5
South Africa	2.3
South Korea	9.1
Sri Lanka	1.1
Taiwan	4.0
Thailand	0.8
Turkey	4.6
Ukraine	1.8
United Arab Emirates	1.0
United States	1.1
Venezuela	0.9
Zambia	0.3

Total	98.7%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$615,974	$—	$615,974
Banks	—	2,189,593	—	2,189,593
Commercial Services	—	415,000	—	415,000
Diversified Financial Services	—	197,260	—	197,260
Electric	—	1,184,479	—	1,184,479
Energy-Alternate Sources	—	606,392	—	606,392
Engineering & Construction	—	382,960	—	382,960
Foreign Government Bonds	—	16,197,955	—	16,197,955
Iron & Steel	—	711,039	—	711,039
Mining	—	1,015,622	—	1,015,622
Municipal Bonds	—	225,000	—	225,000
Oil & Gas	—	5,598,246	—	5,598,246
Telecommunications	—	395,180	—	395,180

Total Fixed Income Securities	—	29,734,700	—	29,734,700

Preferred Stock
Banks	393,864	—	—	393,864
Food	290,250	—	—	290,250

Total Preferred Stock	684,114	—	—	684,114

Common Stocks
Advertising	297,852	—	—	297,852
Airlines	382,392	—	—	382,392
Apparel	—	404,632	—	404,632
Auto Manufacturers	—	1,189,775	—	1,189,775
Auto Parts & Equipment	—	192,507	—	192,507
Banks	1,939,025	4,002,732	—	5,941,757
Beverages	—	972,687	—	972,687
Building Materials	268,617	188,370	—	456,987
Chemicals	—	722,411	—	722,411
Coal	—	391,801	—	391,801
Commercial Services	592,507	—	—	592,507
Cosmetics/Personal Care	—	177,109	—	177,109
Diversified Financial Services	585,200	753,399	—	1,338,599
Electronics	—	1,440,370	—	1,440,370
Engineering & Construction	—	188,813	—	188,813
Entertainment	171,898	—	—	171,898
Food	—	457,568	—	457,568
Forest Products & Paper	—	177,781	—	177,781
Healthcare-Services	—	681,934	—	681,934
Home Furnishings	—	172,538	—	172,538
Insurance	—	818,965	—	818,965
Internet	1,532,817	3,027,740	—	4,560,557
Iron & Steel	383,112	—	—	383,112
Leisure Time	155,149	—	—	155,149
Lodging	260,580	—	—	260,580
Machinery-Constr&Mining	149,777	—	—	149,777
Machinery-Diversified	—	80,978	—	80,978
Mining	—	571,964	—	571,964
Miscellaneous Manufacturers	—	491,468	—	491,468
Oil & Gas	389,402	1,514,699	—	1,904,101
Pharmaceuticals	608,786	167,970	—	776,756
Pipelines	—	170,687	—	170,687
Real Estate	—	757,663	—	757,663
Retail	265,258	823,834	—	1,089,092
Semiconductors	798,520	4,466,503	—	5,265,023
Software	706,610	—	—	706,610
Telecommunications	1,116,057	466,053	—	1,582,110

Total Common Stocks	10,603,559	25,472,951	—	36,076,510

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

Money Market Investments	519,948	—	—	519,948
Short-Term Investments	—	150,913	—	150,913

Total Investments	$11,807,621	$55,358,564	$—	$67,166,185

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	17,186	—	17,186
Swap Agreements
Credit Risk	—	3,469	—	3,469

Total	$11,807,621	$55,379,219	$—	$67,186,840

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(44,317)	$—	$(44,317)
Swap Agreements
Credit Risk	—	(18,874)	—	(18,874)

Total	$—	$(63,191)	$—	$(63,191)

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
1,665	Honeywell International, Inc.	$226,640

	Banks (13.7%)
2,850	JPMorgan Chase & Co.	261,630
2,010	M&T Bank Corp.	327,932
4,930	US Bancorp	260,205
8,565	Wells Fargo & Co.	461,996

	Total Banks	1,311,763

	Beverages (3.1%)
2,465	Anheuser-Busch InBev NV (Belgium) (SP ADR)	297,427

	Biotechnology (6.4%)
1,540	Amgen, Inc.	268,745
2,510	Celgene Corp. (1)	339,879

	Total Biotechnology	608,624

	Capital Markets (2.7%)
1,145	Goldman Sachs Group, Inc. (The)	258,003

	Chemicals (8.3%)
2,090	Air Products & Chemicals, Inc.	297,093
2,310	Ecolab, Inc.	304,158
10,850	Potash Corp. of Saskatchewan, Inc. (Canada)	194,215

	Total Chemicals	795,466

	Containers & Packaging (2.7%)
5,945	Sealed Air Corp.	258,667

	Energy Equipment & Services (1.1%)
1,515	Schlumberger, Ltd. (Netherlands)	103,929

	Food & Staples Retailing (2.2%)
2,645	CVS Health Corp.	211,415

	Food Products (2.2%)
4,695	Mondelez International, Inc.	206,674

	Health Care Providers & Services (5.0%)
1,590	McKesson Corp.	257,373
1,165	UnitedHealth Group, Inc.	223,459

	Total Health Care Providers & Services	480,832

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (5.9%)
4,940	Las Vegas Sands Corp.	$304,354
4,830	Starbucks Corp.	260,723

	Total Hotels, Restaurants & Leisure	565,077

	Industrial Conglomerates (5.1%)
3,660	Danaher Corp.	298,254
820	Roper Technologies, Inc.	190,617

	Total Industrial Conglomerates	488,871

	Insurance (1.8%)
1,140	Chubb, Ltd. (Switzerland)	166,964

	Internet Software & Services (3.3%)
340	Alphabet, Inc. — Class C (1)	316,370

	Machinery (3.1%)
2,500	IDEX Corp.	291,350

	Multiline Retail (2.5%)
3,350	Dollar Tree, Inc. (1)	241,468

	Oil, Gas & Consumable Fuels (7.0%)
8,020	Devon Energy Corp.	267,146
4,245	EOG Resources, Inc.	403,869

	Total Oil, Gas & Consumable Fuels	671,015

	Pharmaceuticals (8.0%)
1,310	AbbVie, Inc.	91,582
1,507	Allergan plc (Ireland)	380,262
3,505	Eli Lilly & Co.	289,723

	Total Pharmaceuticals	761,567

	Road & Rail (3.6%)
3,365	Union Pacific Corp.	346,460

	Software (4.4%)
2,885	Adobe Systems, Inc. (1)	422,624

	Specialty Retail (1.3%)
1,055	Advance Auto Parts, Inc.	118,171

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (1.8%)
1,440	PVH Corp.	$171,778

	Total Common Stock (Cost: $7,633,260) (97.6%)	9,321,155

	Master Limited Partnership
	Oil, Gas & Consumable Fuels (2.3%)
2,836	EQT Midstream Partners LP	220,442

	Total Master Limited Partnership (Cost: $200,147) (2.3%)	220,442

	Money Market Investments
12,760	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (2)	12,760

	Total Money Market Investments (Cost: $12,760) (0.1%)	12,760

	Total Investments (Cost: $7,846,167) (100.0%)	9,554,357
	Liabilities in Excess of Other Assets ((0.0)%)	(2,136)

	Net Assets (100.0%)	$9,552,221

Notes to the Schedule of Investments:

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of July 31, 2017.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Banks	13.7
Beverages	3.1
Biotechnology	6.4
Capital Markets	2.7
Chemicals	8.3
Containers & Packaging	2.7
Energy Equipment & Services	1.1
Food & Staples Retailing	2.2
Food Products	2.2
Health Care Providers & Services	5.0
Hotels, Restaurants & Leisure	5.9
Industrial Conglomerates	5.1
Insurance	1.8
Internet Software & Services	3.3
Machinery	3.1
Multiline Retail	2.5
Oil, Gas & Consumable Fuels	9.3
Pharmaceuticals	8.0
Road & Rail	3.6
Software	4.4
Specialty Retail	1.3
Textiles, Apparel & Luxury Goods	1.8
Money Market Investments	0.1

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$226,640	$—	$—	$226,640
Banks	1,311,763	—	—	1,311,763
Beverages	297,427	—	—	297,427
Biotechnology	608,624	—	—	608,624
Capital Markets	258,003	—	—	258,003
Chemicals	795,466	—	—	795,466
Containers & Packaging	258,667	—	—	258,667
Energy Equipment & Services	103,929	—	—	103,929
Food & Staples Retailing	211,415	—	—	211,415
Food Products	206,674	—	—	206,674
Health Care Providers & Services	480,832	—	—	480,832
Hotels, Restaurants & Leisure	565,077	—	—	565,077
Industrial Conglomerates	488,871	—	—	488,871
Insurance	166,964	—	—	166,964
Internet Software & Services	316,370	—	—	316,370
Machinery	291,350	—	—	291,350
Multiline Retail	241,468	—	—	241,468
Oil, Gas & Consumable Fuels	671,015	—	—	671,015
Pharmaceuticals	761,567	—	—	761,567
Road & Rail	346,460	—	—	346,460
Software	422,624	—	—	422,624
Specialty Retail	118,171	—	—	118,171
Textiles, Apparel & Luxury Goods	171,778	—	—	171,778

Total Common Stock	9,321,155	—	—	9,321,155

Master Limited Partnership
Oil, Gas & Consumable Fuels	220,442	—	—	220,442
Money Market Investments	12,760	—	—	12,760

Total Investments	$9,554,357	$—	$—	$9,554,357

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Australia (Cost: $114,167) (3.8% of Net Assets)
37,580	Scentre Group	$124,010

	China (5.8%)
32,000	China Overseas Land & Investment, Ltd.	108,418
10,332	Link REIT (The)	83,889

	Total China (Cost: $159,000)	192,307

	France (5.6%)
2,029	Klepierre	82,240
404	Unibail — Rodamco SE	100,633

	Total France (Cost: $189,285)	182,873

	Germany (Cost: $74,288) (3.2%)
2,659	Deutsche Wohnen AG	104,945

	Japan (8.0%)
4,000	Mitsubishi Estate Co., Ltd.	72,567
4,000	Mitsui Fudosan Co., Ltd.	91,593
47	Nippon Prologis REIT, Inc.	98,887

	Total Japan (Cost: $256,490)	263,047

	Singapore (Cost: $31,871) (1.7%)
23,343	Global Logistic Properties, Ltd.	56,886

	United Kingdom (Cost: $123,138) (4.0%)
19,016	Segro PLC	132,240

	United States (66.8%)
968	American Tower Corp.	131,967
509	AvalonBay Communities, Inc.	97,906
7,921	Clipper Realty, Inc.	88,715
8,987	Colony NorthStar, Inc.	131,570
666	Crown Castle International Corp.	66,986
679	Digital Realty Trust, Inc.	78,316
3,381	DR Horton, Inc.	120,668
227	Equinix, Inc.	102,316
1,269	Equity Residential	86,368
1,913	Gaming and Leisure Properties, Inc.	72,579
3,790	Invitation Homes, Inc.	80,803
1,406	JBG SMITH Properties (1)	49,867
1,488	Macerich Co. (The)	85,396
2,194	Prologis, Inc.	133,417

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	United States (Continued)
400	Public Storage	$82,228
2,362	Rexford Industrial Realty, Inc.	67,364
5,098	Safety Income and Growth, Inc. (1)	94,823
1,535	Seritage Growth Properties	71,792
622	Simon Property Group, Inc.	98,587
2,442	Starwood Waypoint Homes	85,372
3,113	Toll Brothers, Inc.	120,131
913	Ventas, Inc.	61,491
839	Vornado Realty Trust	66,575
841	Welltower, Inc.	61,721
2,004	Weyerhaeuser Co.	66,172

	Total United States (Cost: $2,006,522)	2,203,130

	Total Common Stock (Cost: $2,954,761) (98.9%)	3,259,438

	Money Market Investments
122,774	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (2)	122,774

	Total Money Market Investments (Cost: $122,774) (3.7%)	122,774

	Total Investments (Cost: $3,077,535) (102.6%)	3,382,212
	Liabilities in Excess of Other Assets (-2.6%)	(84,108)

	Total Net Assets (100.0%)	$3,298,104

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of July 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Diversified Real Estate Activities	5.0%
Diversified REIT’s	4.0
Health Care REIT’s	3.8
Homebuilding	7.3
Industrial REIT’s	13.1
Office REIT’s	3.5
Real Estate Development	3.3
Real Estate Operating Companies	4.9
Residential REIT’s	13.3
Retail REIT’s	19.6
Specialized REIT’s	21.1
Money Market Investments	3.7

Total	102.6%

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified Real Estate Activities	$—	$164,160	$—	$164,160
Diversified REIT’s	131,570	—	—	131,570
Health Care REIT’s	123,212	—	—	123,212
Homebuilding	240,799	—	—	240,799
Industrial REIT’s	200,781	231,127	—	431,908
Office REIT’s	116,442	—	—	116,442
Real Estate Development	—	108,418	—	108,418
Real Estate Operating Companies	—	161,831	—	161,831
Residential REIT’s	439,164	—	—	439,164
Retail REIT’s	255,775	390,772	—	646,547
Specialized REIT’s	695,387	—	—	695,387

Total Common Stock	2,203,130	1,056,308	—	3,259,438

Money Market Investments	122,774	—	—	122,774

Total Investments	$2,325,904	$1,056,308	$—	$3,382,212

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Banks (4.8% of Net Assets)
5,465	Wells Fargo & Co.	$294,782

	Capital Markets (6.0%)
22,420	Ares Capital Corp.	367,464

	Diversified Telecommunication Services (3.1%)
3,860	Verizon Communications, Inc.	186,824

	Household Durables (10.7%)
5,215	DR Horton, Inc.	186,123
4,470	Newell Brands, Inc.	235,659
6,060	Toll Brothers, Inc.	233,855

	Total Household Durables	655,637

	Insurance (13.1%)
50,000	AmTrust Financial Services, Inc.	800,000

	IT Services (2.5%)
1,035	International Business Machines Corp.	149,733

	Machinery (18.0%)
11,535	EnPro Industries, Inc.	888,425
3,775	Xylem, Inc.	214,156

	Total Machinery	1,102,581

	Media (6.6%)
6,145	Nexstar Media Group, Inc.	401,883

	Oil, Gas & Consumable Fuels (9.0%)
3,275	ConocoPhillips	148,587
19,570	Kinder Morgan, Inc.	399,815

	Total Oil, Gas & Consumable Fuels	548,402

	Pharmaceuticals (1.9%)
3,525	Pfizer, Inc.	116,889

	REIT (15.9%)
2,050	American Tower Corp.	279,476
14,801	Colony NorthStar, Inc.	216,687
5,555	Invitation Homes, Inc.	118,433
2,855	Seritage Growth Properties	133,528

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	REIT (Continued)
1,415	Simon Property Group, Inc.	$224,278

	Total REIT	972,402

	Total Common Stock (Cost: $5,007,205) (91.6%)	5,596,597

	Purchased Options
100	Energy Select Sector SPDR ETF, Call, Strike Price $65.00, Expires 01/19/2018	36,500
59	Powershares QQQ Trust, Series 1, Put, Strike Price $137.00, Expires 09/15/2017	7,051

	Total Purchased Options (Cost: $55,730) (0.7%)	43,551

	Money Market Investments
269,068	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (1)	269,068

	Total Money Market Investments (Cost: $269,068) (4.4%)	269,068

	Total Investments (Cost: $5,332,003) (96.7%)	5,909,216
	Excess of Other Assets over Liabilities (3.3%)	203,663

	Net Assets (100.0%)	$6,112,879

Notes to the Schedule of Investments:

REIT -	Real Estate Investment Trust.

(1)	Rate disclosed is the 7-day net yield as of July 31, 2017.

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Banks	4.8%
Capital Markets	6.0
Diversified Telecommunication Services	3.1
Household Durables	10.7
Insurance	13.1
IT Services	2.5
Machinery	18.0
Media	6.6
Oil, Gas & Consumable Fuels	9.0
Pharmaceuticals	1.9
Purchased Options	0.7
REIT	15.9
Money Market Investments	4.4

Total	96.7%

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Banks	$294,782	$—	$—	$294,782
Capital Markets	367,464	—	—	367,464
Diversified Telecommunication Services	186,824	—	—	186,824
Household Durables	655,637	—	—	655,637
Insurance	800,000	—	—	800,000
IT Services	149,733	—	—	149,733
Machinery	1,102,581	—	—	1,102,581
Media	401,883	—	—	401,883
Oil, Gas & Consumable Fuels	548,402	—	—	548,402
Pharmaceuticals	116,889	—	—	116,889
REIT	972,402	—	—	972,402

Total Common Stock	5,596,597	—	—	5,596,597

Purchased Options	43,551	—	—	43,551
Money Market Investments	269,068	—	—	269,068

Total Investments	$5,909,216	$—	$—	$5,909,216

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Australia (2.7% of Net Assets)
10,302	BlueScope Steel, Ltd.	$108,303
2,625	Corporate Travel Management, Ltd.	46,820
9,580	Downer EDI, Ltd.	48,662
13,425	NEXTDC, Ltd. (1)	43,970

	Total Australia (Cost: $219,638)	247,755

	Austria (4.8%)
590	ams AG	42,612
4,728	BUWOG AG (1)	138,438
3,219	EVN AG	49,091
4,240	FACC AG (1)	51,139
1,558	S IMMO AG	23,221
1,090	Strabag SE	48,186
4,536	UNIQA Insurance Group AG	46,768
1,914	Wienerberger AG	43,821

	Total Austria (Cost: $414,912)	443,276

	Brazil (2.4%)
5,800	CVC Brasil Operadora e Agencia de Viagens S.A.	66,166
5,900	Qualicorp S.A.	61,926
8,700	Rumo S.A. (1)	28,787
2,900	Smiles S.A.	60,404

	Total Brazil (Cost: $178,885)	217,283

	Canada (2.9%)
1,600	BRP, Inc.	51,114
4,800	CAE, Inc.	81,103
3,100	Enerflex, Ltd.	42,736
56,700	Pengrowth Energy Corp. (1)	42,620
500	Shopify, Inc. (1)	45,936

	Total Canada (Cost: $240,059)	263,509

	China (4.9%)
58,000	Angang Steel Co., Ltd. — Class H	47,010
338,522	China Animal Healthcare, Ltd. (1)	—
43,000	Melco International Developement, Ltd.	101,617
121,739	Q Technology Group Co., Ltd.	131,116
49,000	Weichai Power Co., Ltd. — Class H	47,164
316,000	West China Cement, Ltd. (1)	45,290
79,000	Yuzhou Properties Co., Ltd.	46,909

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	China (Continued)
500	YY, Inc. (ADR) (1)	$35,750

	Total China (Cost: $623,304)	454,856

	Denmark (2.0%)
800	FLSmidth & Co. A/S	48,766
1,480	GN Store Nord A/S	44,835
2,206	Sydbank A/S	91,523

	Total Denmark (Cost: $149,851)	185,124

	Finland (Cost: $43,696) (0.6%)
1,249	Vaisala OYJ	59,825

	France (7.2%)
3,260	Air France-KLM (1)	43,961
1,247	Assystem	47,606
521	Devoteam S.A.	47,138
800	Eramet (1)	50,297
6,045	Europcar Groupe S.A.	87,659
480	Groupe Crit	45,840
2,717	Manitou BF S.A.	94,979
1,025	MGI Coutier	41,061
976	Tarkett S.A.	40,244
780	Teleperformance	108,239
400	Trigano S.A.	52,442

	Total France (Cost: $538,936)	659,466

	Germany (6.9%)
1,269	BayWa AG	46,747
1,843	Carl Zeiss Meditec AG	98,280
15,520	Deutz AG	114,750
595	KION Group AG	51,421
1,010	Siltronic AG (1)	109,384
3,070	TAG Immobilien AG	50,171
2,500	Uniper SE	51,314
1,310	VTG AG	65,409
1,900	Wuestenrot & Wuerttembergische AG	48,870

	Total Germany (Cost: $476,427)	636,346

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Greece (1.6%)
22,222	Ellaktor S.A. (1)	$43,230
2,300	Motor Oil Hellas Corinth Refineries S.A.	51,576
4,975	OPAP S.A.	57,013

	Total Greece (Cost: $140,345)	151,819

	India (2.2%)
15,540	Edelweiss Financial Services, Ltd.	49,553
14,625	Hindalco Industries, Ltd.	50,166
2,710	Indraprastha Gas, Ltd.	49,790
29,500	Jain Irrigation Systems, Ltd.	48,766

	Total India (Cost: $167,734)	198,275

	Ireland (Cost: $83,371) (1.0%)
8,000	UDG Healthcare PLC	89,246

	Israel (1.0%)
300	Elbit Systems, Ltd.	37,806
1,900	Tower Semiconductor, Ltd. (1)	49,685

	Total Israel (Cost: $75,727)	87,491

	Italy (1.1%)
10,950	Banca Popolare di Sondrio SCPA	47,588
5,650	FinecoBank Banca Fineco SpA	49,318

	Total Italy (Cost: $89,048)	96,906

	Japan (16.1%)
1,100	Azbil Corp.	43,354
800	cocokara fine, Inc.	41,711
1,000	Furukawa Electric Co., Ltd.	45,027
4,000	Haseko Corp.	49,969
7,000	Jeol, Ltd.	38,070
700	Kobayashi Pharmaceutical Co., Ltd.	43,407
2,700	Kyowa Exeo Corp.	45,994
900	Mandom Corp.	49,634
14,000	Mitsui Mining & Smelting Co., Ltd.	61,019
2,500	Nabtesco Corp.	80,978
5,400	Nichiha Corp.	200,129
3,300	Nichirei Corp.	92,538
5,900	Nippon Sheet Glass Co., Ltd. (1)	49,812
1,400	Open House Co., Ltd.	46,231

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Japan (Continued)
1,600	S Foods, Inc.	$59,436
3,000	Sakata INX Corp.	54,126
4,000	Shikoku Chemicals Corp.	51,084
1,500	THK Co., Ltd.	45,697
7,500	Tokai Carbon Co., Ltd.	48,291
1,000	Tokai Corp.	44,088
11,000	Tosoh Corp.	129,947
2,700	Toyo Tanso Co., Ltd.	45,088
1,000	Ulvac, Inc.	53,494
2,200	Yaskawa Electric Corp.	58,847

	Total Japan (Cost: $1,133,737)	1,477,971

	Malaysia (1.0%)
81,900	Inari Amertron BHD	48,963
52,800	Unisem M BHD	47,311

	Total Malaysia (Cost: $90,935)	96,274

	Netherlands (2.5%)
2,555	ASR Nederland NV	96,244
1,116	BE Semiconductor Industries NV	72,300
1,030	IMCD Group NV	57,482

	Total Netherlands (Cost: $167,549)	226,026

	Norway (Cost: $40,964) (0.6%)
9,500	Wilh Wilhelmsen ASA (1)	59,097

	Pakistan (Cost: $42,261) (0.5%)
41,600	Hub Power Co., Ltd. (The)	48,950

	Portugal (Cost: $43,799) (0.5%)
160,375	Banco Comercial Portugues S.A. — Class R (1)	45,528

	Russia (Cost: $33,433) (1.1%)
29,300	Aeroflot PJSC	98,282

	Singapore (Cost: $45,343) (0.5%)
74,400	Ascendas Hospitality Trust	46,048

	South Korea (1.8%)
4,000	Kwangju Bank Co., Ltd.	49,508

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	South Korea (Continued)
200	LG Innotek Co., Ltd.	$26,783
930	Nasmedia Co., Ltd.	46,539
526	SeAH Steel Corp.	45,698

	Total South Korea (Cost: $149,741)	168,528

	Spain (Cost: $37,501) (0.4%)
29,528	Realia Business S.A. (1)	38,121

	Sweden (1.5%)
3,210	Elanders AB — Shares B	38,195
19,860	SAS AB (1)	47,382
10,445	SSAB AB (1)	52,673

	Total Sweden (Cost: $120,541)	138,250

	Switzerland (8.3%)
1,609	BKW AG	91,883
1,915	Clariant AG	44,597
355	Flughafen Zuerich AG	90,736
119	Inficon Holding AG (1)	65,404
2,715	Logitech International S.A.	98,755
155	Mobimo Holding AG	44,338
3,215	OC Oerlikon Corp. AG	47,141
150	Siegfried Holding AG	43,716
1,863	Temenos Group AG	180,481
430	VAT Group AG	56,689

	Total Switzerland (Cost: $588,805)	763,740

	Taiwan (3.0%)
17,000	Accton Technology Corp.	45,289
2,100	ChipMOS TECHNOLOGIES, Inc. (ADR)	40,824
10,000	Elite Material Co., Ltd.	49,458
14,000	Powertech Technology, Inc.	45,366
14,000	Tripod Technology Corp.	45,705
8,000	Win Semiconductors Corp.	46,813

	Total Taiwan (Cost: $248,970)	273,455

	Thailand (1.0%)
104,900	Star Petroleum Refining PCL (NVDR)	48,568

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Thailand (Continued)
20,300	Tisco Financial Group PCL (NVDR)	$44,989

	Total Thailand (Cost: $87,890)	93,557

	Turkey (Cost: $45,833) (0.5%)
28,385	Soda Sanayii AS	45,923

	United Arab Emirates (Cost: $46,456) (1.0%)
3,154	NMC Health PLC	93,922

	United Kingdom (11.5%)
13,500	Advanced Medical Solutions Group PLC	52,993
8,200	Beazley PLC	55,372
1,215	Bellway PLC	51,121
14,800	Biffa PLC	43,950
23,075	boohoo.com PLC (1)	71,597
4,572	Burford Capital, Ltd.	65,519
3,625	Clinigen Healthcare, Ltd. (1)	47,886
10,500	ConvaTec Group PLC (1)	43,009
8,470	Costain Group PLC	52,324
22,097	Fenner PLC	100,431
16,800	Forterra PLC	64,230
29,940	Gocompare.Com Group PLC (1)	44,701
16,145	Ibstock PLC	54,276
38,210	IQE PLC (1)	53,397
13,066	Redrow PLC	101,975
14,200	Senior PLC	46,547
15,571	SSP Group PLC	104,590

	Total United Kingdom (Cost: $786,644)	1,053,918

	Total Common Stock (Cost: $7,152,335) (93.1%)	8,558,767

	Preferred Stock
	Brazil (Cost: $38,838) (0.6%)
11,100	Banco do Estado do Rio Grande do Sul S.A., 7.13%	51,966

	Germany (0.9%)
370	Draegerwerk AG & Co. KGaA, 0.18%	39,647

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Preferred Stock	Value
	Germany (Continued)
1,185	Jungheinrich AG, 1.55%	$46,832

	Total Germany (Cost: $74,642)	86,479

	Total Preferred Stock (Cost: $113,480) (1.5%)	138,445

	Money Market Investments
321,905	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (2)	321,905

	Total Money Market Investments (Cost: $321,905) (3.5%)	321,905

	Total Investments (Cost: $7,587,720) (98.1%)	9,019,117
	Excess of Other Assets over Liabilities (1.9%)	179,011

	Total Net Assets (100.0%)	$9,198,128

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (3)
Goldman Sachs International	EUR	522,000	08/17/17	$572,208	$615,915	$43,707
Bank of America	EUR	274,000	08/17/17	302,629	323,297	20,668
Goldman Sachs International	GBP	336,847	10/12/17	441,689	445,137	3,448
Citibank N.A.	JPY	64,639,831	08/17/17	572,297	585,372	13,075
Bank of America	JPY	30,850,000	08/17/17	277,812	279,375	1,563

				$2,166,635	$2,249,096	$82,461

SELL (4)
Bank of America	EUR	796,000	08/17/17	$849,236	$939,213	$(89,977)
Goldman Sachs International	GBP	336,847	10/12/17	435,000	445,136	(10,136)
Bank of America	JPY	95,489,831	08/17/17	841,000	864,746	(23,746)

				$2,125,236	$2,249,095	$(123,859)

Notes to the Schedule of Investments:
EUR	-	Euro Currency.
GBP	-	British Pound.
JPY	-	Japanese Yen.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR	-	Non-Voting Depositary Receipt.
PJSC	-	Private Joint-Stock Company.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2017.

(3)	Fund buys foreign currency, sells U.S. Dollar.

(4)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Airlines	2.1
Auto Components	0.4
Automobiles	0.6
Banks	3.6
Building Products	3.6
Capital Markets	1.2
Chemicals	4.1
Commercial Services & Supplies	1.4
Communications Equipment	0.5
Construction & Engineering	2.6
Construction Materials	1.8
Electric Utilities	1.5
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	4.2
Energy Equipment & Services	0.5
Food & Staples Retailing	0.5
Food Products	1.6
Gas Utilities	0.6
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	3.2
Hotels, Restaurants & Leisure	4.0
Household Durables	3.5
Independent Power and Renewable Electricity Producers	1.1
Insurance	2.7
Internet & Catalog Retail	0.8
Internet Software & Services	2.1
IT Services	0.5
Leisure Products	1.1
Life Sciences Tools & Services	1.0
Machinery	7.9
Marine	0.6
Media	1.2
Metals & Mining	4.7
Oil, Gas & Consumable Fuels	1.5
Personal Products	1.0
Pharmaceuticals	0.0 *
Professional Services	2.2
Real Estate	2.5
Real Estate Management & Development	1.9
Road & Rail	2.0
Semiconductors & Semiconductor Equipment	6.3
Software	1.9
Technology Hardware, Storage & Peripherals	1.1
Trading Companies & Distributors	1.1
Transportation Infrastructure	1.0
Money Market Investments	3.5

Total	98.1%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$170,049	$46,547	$—	$216,596
Airlines	98,282	91,342	—	189,624
Auto Components	—	41,061	—	41,061
Banks	—	328,455	—	328,455
Building Products	—	334,006	—	334,006
Capital Markets	65,519	49,552	—	115,071
Chemicals	—	373,968	—	373,968
Commercial Services & Supplies	82,145	48,662	—	130,807
Communications Equipment	—	45,289	—	45,289
Construction & Engineering	43,230	195,270	—	238,500
Construction Materials	118,506	45,290	—	163,796
Electric Utilities	49,091	91,883	—	140,974
Electrical Equipment	—	90,114	—	90,114
Electronic Equipment, Instruments & Components	—	398,339	—	398,339
Energy Equipment & Services	42,736	—	—	42,736
Food & Staples Retailing	—	41,711	—	41,711
Food Products	—	151,974	—	151,974
Gas Utilities	—	49,790	—	49,790
Health Care Equipment & Supplies	96,002	181,185	—	277,187
Health Care Providers & Services	61,926	227,256	—	289,182
Hotels, Restaurants & Leisure	227,770	148,437	—	376,207
Household Durables	101,976	232,206	—	334,182
Independent Power and Renewable Electricity Producers	48,950	51,314	—	100,264
Insurance	96,244	151,010	—	247,254
Internet & Catalog Retail	—	71,596	—	71,596
Internet Software & Services	126,387	67,191	—	193,578
IT Services	47,138	—	—	47,138
Leisure Products	103,556	—	—	103,556
Life Sciences Tools & Services	47,886	43,716	—	91,602
Machinery	252,099	435,917	—	688,016
Marine	—	59,097	—	59,097
Media	106,943	—	—	106,943
Metals & Mining	—	415,167	—	415,167
Oil, Gas & Consumable Fuels	42,620	100,144	—	142,764
Personal Products	—	93,041	—	93,041
Pharmaceuticals	—	—	—	—
Professional Services	93,445	108,239	—	201,684
Real Estate Management & Development	82,460	93,140	—	175,600
Real Estate	184,486	50,171	—	234,657
Road & Rail	28,786	153,068	—	181,854
Semiconductors & Semiconductor Equipment	143,906	417,279	—	561,185
Software	—	180,481	—	180,481
Technology Hardware, Storage & Peripherals	—	98,755	—	98,755
Trading Companies & Distributors	104,230	—	—	104,230
Transportation Infrastructure	—	90,736	—	90,736

Total Common Stock	2,666,368	5,892,399	—	8,558,767

Preferred Stock
Automobiles	51,966	—	—	51,966
Health Care Equipment & Supplies	—	39,647	—	39,647
Machinery	—	46,832	—	46,832

Total Preferred Stock	51,966	86,479	—	138,445

Money Market Investments	321,905	—	—	321,905

Total Investments	$3,040,239	$5,978,878	$—	$9,019,117

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	82,461	—	82,461

Total	$3,040,239	$6,061,339	$—	$9,101,578

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(123,859)	$—	$(123,859)

Total	$—	$(123,859)	$—	$(123,859)

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.5% of Net Assets)
4,489	United Technologies Corp.	$532,261

	Banks (1.8%)
3,002	JPMorgan Chase & Co.	275,584

	Biotechnology (0.6%)
1,432	Bioverativ, Inc. (1)	88,741

	Chemicals (8.6%)
4,839	Air Products & Chemicals, Inc.	687,864
6,342	Celanese Corp. — Series A	609,910

	Total Chemicals	1,297,774

	Communications Equipment (1.4%)
2,383	Motorola Solutions, Inc.	216,090

	Diversified Financial Services (4.0%)
3,422	Berkshire Hathaway, Inc. — Class B (1)	598,747

	Electrical Equipment (1.0%)
3,859	Philips Lighting NV (Netherlands)	146,065

	Electronic Equipment, Instruments & Components (3.0%)
7,499	Agilent Technologies, Inc.	448,365

	Food Products (4.0%)
8,882	Conagra Brands, Inc.	304,120
19,845	Hostess Brands, Inc. (1)	303,231

	Total Food Products	607,351

	Health Care Equipment & Supplies (4.8%)
11,942	Baxter International, Inc.	722,252

	Industrial Conglomerates (8.0%)
6,983	Danaher Corp.	569,045
2,694	Roper Technologies, Inc.	626,247

	Total Industrial Conglomerates	1,195,292

	Internet Software & Services (5.3%)
4,623	Altaba, Inc. (1)	269,983
9,750	Trade Desk, Inc. (The) (1)	519,773

	Total Internet Software & Services	789,756

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	IT Services (1.3%)
1,483	Mastercard, Inc.	$189,527

	Machinery (8.1%)
2,429	Caterpillar, Inc.	276,785
6,349	IDEX Corp.	739,913
1,364	Illinois Tool Works, Inc.	191,928

	Total Machinery	1,208,626

	Professional Services (14.5%)
12,126	IHS Markit, Ltd. (1)	565,678
35,105	TransUnion (1)	1,608,862

	Total Professional Services	2,174,540

	Semiconductors & Semiconductor Equipment (2.5%)
24,064	Marvell Technology Group, Ltd.	374,436

	Software (22.1%)
7,218	Activision Blizzard, Inc.	445,928
1,727	Constellation Software, Inc.	927,544
8,977	Microsoft Corp.	652,628
25,739	Oracle Corp.	1,285,148

	Total Software	3,311,248

	Specialty Retail (0.9%)
4,054	Floor & Decor Holdings, Inc. (1)	140,350

	Total Common Stock (Cost: $12,059,512) (95.4%)	14,317,005

314,723	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (2)	314,723

	Total Money Market Investments (Cost: $314,723) (2.1%)	314,723

	Total Investments Before Investments Sold Short (Cost: $12,374,235) (97.5%)	14,631,728

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Securities Sold Short	Value
	Internet Software & Services (-0.9)%
(900)	Alibaba Group Holding, Ltd. (SP ADR) (China) (1)	$(139,455)

	Total Securities Sold Short (Cost: $(126,490) (-0.9)%	(139,455)

	Excess of Other Assets over Liabilities (3.4%)	516,328

	Net Assets (100.0%)	$15,008,601

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of July 31, 2017.

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Long Investments Percentage of Net Assets	Short Investments Percentage of Net Assets
Aerospace & Defense	3.5%	—%
Banks	1.8	—
Biotechnology	0.6	—
Chemicals	8.6	—
Communications Equipment	1.4	—
Diversified Financial Services	4.0	—
Electrical Equipment	1.0	—
Electronic Equipment, Instruments & Components	3.0	—
Food Products	4.0	—
Health Care Equipment & Supplies	4.8	—
Industrial Conglomerates	8.0	—
Internet Software & Services	5.3	(0.9)
IT Services	1.3	—
Machinery	8.1	—
Professional Services	14.5	—
Semiconductors & Semiconductor Equipment	2.5	—
Software	22.1	—
Specialty Retail	0.9	—
Money Market Investments	2.1	—

Total	97.5%	(0.9)%

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$532,261	$—	$—	$532,261
Banks	275,584	—	—	275,584
Biotechnology	88,741	—	—	88,741
Chemicals	1,297,774	—	—	1,297,774
Communications Equipment	216,090	—	—	216,090
Diversified Financial Services	598,747	—	—	598,747
Electrical Equipment	—	146,065	—	146,065
Electronic Equipment, Instruments & Components	448,365	—	—	448,365
Food Products	607,351	—	—	607,351
Health Care Equipment & Supplies	722,252	—	—	722,252
Industrial Conglomerates	1,195,292	—	—	1,195,292
Internet Software & Services	789,756	—	—	789,756
IT Services	189,527	—	—	189,527
Machinery	1,208,626	—	—	1,208,626
Professional Services	2,174,540	—	—	2,174,540
Semiconductors & Semiconductor Equipment	374,436	—	—	374,436
Software	3,311,248	—	—	3,311,248
Specialty Retail	140,350	—	—	140,350

Total Common Stock	14,170,940	146,065	—	14,317,005

Money Market Investment	314,723	—	—	314,723

Total Investments	14,485,663	146,065	—	14,631,728

Liability Derivatives
Common Stock Sold Short
Internet Software & Services	$(139,455)	$—	$—	$(139,455)

Total	$(139,455)	$—	$—	$(139,455)

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
325,906	Textron, Inc.	$16,011,762

	Air Freight & Logistics (1.8%)
57,685	FedEx Corp.	12,000,211

	Auto Components (1.7%)
294,089	Johnson Controls International PLC (Ireland)	11,454,767

	Banks (10.8%)
442,004	Citigroup, Inc.	30,255,174
309,486	JPMorgan Chase & Co.	28,410,815
276,425	Zions Bancorp.	12,527,581

	Total Banks	71,193,570

	Beverages (2.5%)
140,773	PepsiCo, Inc.	16,415,539

	Biotechnology (2.9%)
255,380	Gilead Sciences, Inc.	19,431,864

	Capital Markets (4.3%)
267,421	Invesco, Ltd.	9,298,228
203,619	State Street Corp.	18,983,399

	Total Capital Markets	28,281,627

	Chemicals (2.3%)
239,211	Dow Chemical Co. (The)	15,366,915

	Communications Equipment (5.2%)
778,881	Cisco Systems, Inc.	24,495,807
1,509,774	Nokia OYJ (Finland) (SP ADR )	9,647,456

	Total Communications Equipment	34,143,263

	Consumer Finance (1.7%)
380,655	Synchrony Financial	11,541,460

	Containers & Packaging (0.5%)
56,093	WestRock Co.	3,220,860

	Diversified Financial Services (2.5%)
252,570	Intercontinental Exchange, Inc.	16,848,945

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (2.6%)
303,247	AT&T, Inc.	$11,826,633
288,961	Deutsche Telekom AG (Germany) (SP ADR)	5,273,538

	Total Diversified Telecommunication Services	17,100,171

	Electronic Equipment, Instruments & Components (2.5%)
559,764	Corning, Inc.	16,311,523

	Energy Equipment & Services (4.9%)
329,703	Baker Hughes a GE Co.	12,162,744
673,885	Nabors Industries, Ltd.	5,195,653
221,458	Schlumberger, Ltd.	15,192,019

	Total Energy Equipment & Services	32,550,416

	Food Products (0.6%)
126,489	Conagra Brands, Inc.	4,330,983

	Health Care Equipment & Supplies (1.1%)
84,119	Medtronic PLC (Ireland)	7,063,472

	Health Care Providers & Services (0.8%)
68,100	Cardinal Health, Inc.	5,261,406

	Household Durables (1.9%)
240,782	Lennar Corp.	12,626,608

	Household Products (1.3%)
97,800	Procter & Gamble Co. (The)	8,882,196

	Independent Power and Renewable Electricity Producers (2.2%)
1,284,265	AES Corp. (The)	14,358,083

	Industrial Conglomerates (6.4%)
882,955	General Electric Co.	22,612,478
521,467	Koninklijke Philips Electronics NV (Netherlands) (NYRS)	19,904,395

	Total Industrial Conglomerates	42,516,873

	Insurance (3.4%)
66,018	Allstate Corp. (The)	6,007,638
297,378	MetLife, Inc.	16,355,790

	Total Insurance	22,363,428

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Machinery (1.6%)
163,282	Pentair PLC (United Kingdom)	$10,298,196

	Media (4.2%)
514,294	Comcast Corp.	20,803,192
381,286	Regal Entertainment Group	7,252,060

	Total Media	28,055,252

	Oil, Gas & Consumable Fuels (5.3%)
228,725	Chevron Corp.	24,974,483
176,938	Royal Dutch Shell PLC (United Kingdom) (SP ADR)	10,002,305

	Total Oil, Gas & Consumable Fuels	34,976,788

	Pharmaceuticals (3.6%)
368,376	Merck & Co., Inc.	23,531,859

	Real Estate Management & Development (0.5%)
24,900	Jones Lang LaSalle, Inc.	3,167,778

	REIT (0.8%)
264,358	Kimco Realty Corp.	5,334,744

	Semiconductors & Semiconductor Equipment (8.4%)
1,289,414	Cypress Semiconductor Corp.	18,309,679
401,906	Intel Corp.	14,255,606
354,248	Maxim Integrated Products, Inc.	16,097,029
85,935	Microchip Technology, Inc.	6,878,237

	Total Semiconductors & Semiconductor Equipment	55,540,551

	Software (3.7%)
336,889	Microsoft Corp.	24,491,830

	Technology Hardware, Storage & Peripherals (1.0%)
204,538	Seagate Technology PLC (Netherlands)	6,741,572

	Textiles, Apparel & Luxury Goods (2.9%)
413,054	Coach, Inc.	19,471,366

	Thrifts & Mortgage Finance (1.5%)
741,062	New York Community Bancorp, Inc.	9,730,144

	Total Common Stock (Cost: $551,799,664) (99.8%)	660,616,022

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Money Market Investments	Value
610,759	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (1)	$610,759

	Total Money Market Investments (Cost: $610,759) (0.1%)	610,759

	Total Investments (Cost: $552,410,423) (99.9%)	661,226,781
	Excess of Other Assets over Liabilities (0.1%)	463,729

	Net Assets (100.0%)	$661,690,510

Notes to the Schedule of Investments:

NYRS	-	New York Registry Shares.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Rate disclosed is the 7-day net yield as of July 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Air Freight & Logistics	1.8
Auto Components	1.7
Banks	10.8
Beverages	2.5
Biotechnology	2.9
Capital Markets	4.3
Chemicals	2.3
Communications Equipment	5.2
Consumer Finance	1.7
Containers & Packaging	0.5
Diversified Financial Services	2.5
Diversified Telecommunication Services	2.6
Electronic Equipment, Instruments & Components	2.5
Energy Equipment & Services	4.9
Food Products	0.6
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	0.8
Household Durables	1.9
Household Products	1.3
Independent Power and Renewable Electricity Producers	2.2
Industrial Conglomerates	6.4
Insurance	3.4
Machinery	1.6
Media	4.2
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	3.6
REIT	0.8
Real Estate Management & Development	0.5
Semiconductors & Semiconductor Equipment	8.4
Software	3.7
Technology Hardware, Storage & Peripherals	1.0
Textiles, Apparel & Luxury Goods	2.9
Thrifts & Mortgage Finance	1.5
Money Market Investments	0.1

Total	99.9%

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$16,011,762	$—	$—	$16,011,762
Air Freight & Logistics	12,000,211	—	—	12,000,211
Auto Components	11,454,767	—	—	11,454,767
Banks	71,193,570	—	—	71,193,570
Beverages	16,415,539	—	—	16,415,539
Biotechnology	19,431,864	—	—	19,431,864
Capital Markets	28,281,627	—	—	28,281,627
Chemicals	15,366,915	—	—	15,366,915
Communications Equipment	34,143,263	—	—	34,143,263
Consumer Finance	11,541,460	—	—	11,541,460
Containers & Packaging	3,220,860	—	—	3,220,860
Diversified Financial Services	16,848,945	—	—	16,848,945
Diversified Telecommunication Services	17,100,171	—	—	17,100,171
Electronic Equipment, Instruments & Components	16,311,523	—	—	16,311,523
Energy Equipment & Services	32,550,416	—	—	32,550,416
Food Products	4,330,983	—	—	4,330,983
Health Care Equipment & Supplies	7,063,472	—	—	7,063,472
Health Care Providers & Services	5,261,406	—	—	5,261,406
Household Durables	12,626,608	—	—	12,626,608
Household Products	8,882,196	—	—	8,882,196
Independent Power and Renewable Electricity Producers	14,358,083	—	—	14,358,083
Industrial Conglomerates	42,516,873	—	—	42,516,873
Insurance	22,363,428	—	—	22,363,428
Machinery	10,298,196	—	—	10,298,196
Media	28,055,252	—	—	28,055,252
Oil, Gas & Consumable Fuels	34,976,788	—	—	34,976,788
Pharmaceuticals	23,531,859	—	—	23,531,859
REIT	5,334,744	—	—	5,334,744
Real Estate Management & Development	3,167,778	—	—	3,167,778
Semiconductors & Semiconductor Equipment	55,540,551	—	—	55,540,551
Software	24,491,830	—	—	24,491,830
Technology Hardware, Storage & Peripherals	6,741,572	—	—	6,741,572
Textiles, Apparel & Luxury Goods	19,471,366	—	—	19,471,366
Thrifts & Mortgage Finance	9,730,144	—	—	9,730,144

Total Common Stock	660,616,022	—	—	660,616,022

Money Market Investments	610,759	—	—	610,759

Total Investments	$661,226,781	$—	$—	$661,226,781

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.7% of Net Assets)
359,510	Textron, Inc.	$17,662,726

	Auto Components (4.0%)
397,298	Dana, Inc.	9,423,908
252,668	Johnson Controls International PLC (Ireland)	9,841,419

	Total Auto Components	19,265,327

	Banks (10.7%)
307,700	Citigroup, Inc.	21,062,065
215,858	JPMorgan Chase & Co.	19,815,764
234,300	Zions Bancorp.	10,618,476

	Total Banks	51,496,305

	Beverages (2.3%)
95,800	PepsiCo, Inc.	11,171,238

	Biotechnology (2.8%)
179,254	Gilead Sciences, Inc.	13,639,437

	Capital Markets (3.5%)
174,600	Invesco, Ltd.	6,070,842
117,400	State Street Corp.	10,945,202

	Total Capital Markets	17,016,044

	Chemicals (1.8%)
138,686	Dow Chemical Co. (The)	8,909,189

	Communications Equipment (3.3%)
500,590	Cisco Systems, Inc.	15,743,555

	Consumer Finance (1.6%)
253,792	Synchrony Financial	7,694,973

	Containers & Packaging (1.3%)
99,853	Sealed Air Corp.	4,344,604
35,200	WestRock Co.	2,021,184

	Total Containers & Packaging	6,365,788

	Diversified Financial Services (2.8%)
204,605	Intercontinental Exchange, Inc.	13,649,200

	Diversified Telecommunication Services (1.6%)
195,200	AT&T, Inc.	7,612,800

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (2.7%)
449,190	Corning, Inc.	$13,089,397

	Energy Equipment & Services (3.0%)
282,450	Baker Hughes, a GE Co.	10,419,580
518,231	Nabors Industries, Ltd.	3,995,561

	Total Energy Equipment & Services	14,415,141

	Food Products (0.9%)
128,300	Conagra Brands, Inc.	4,392,992

	Health Care Equipment & Supplies (1.1%)
64,800	Medtronic PLC (Ireland)	5,441,256

	Health Care Providers & Services (5.0%)
35,284	Anthem, Inc.	6,570,234
96,500	Cardinal Health, Inc.	7,455,590
73,900	Centene Corp. (1)	5,869,138
25,506	Cigna Corp.	4,426,821

	Total Health Care Providers & Services	24,321,783

	Household Durables (3.0%)
272,263	Lennar Corp.	14,277,472

	Household Products (1.6%)
82,200	Procter & Gamble Co. (The)	7,465,404

	Independent Power and Renewable Electricity Producers (1.8%)
783,500	AES Corp. (The)	8,759,530

	Industrial Conglomerates (3.0%)
572,836	General Electric Co.	14,670,330

	Insurance (3.0%)
262,384	Hartford Financial Services Group, Inc.	14,431,120

	IT Services (1.5%)
381,800	First Data Corp. (1)	7,124,388

	Machinery (3.5%)
99,867	Pentair PLC (United Kingdom)	6,298,612

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Machinery (Continued)
271,630	Terex Corp.	$10,694,073

	Total Machinery	16,992,685

	Media (4.1%)
490,410	Comcast Corp.	19,837,084

	Metals & Mining (1.5%)
498,700	Freeport-McMoRan, Inc. (1)	7,290,994

	Oil, Gas & Consumable Fuels (3.8%)
127,600	Chevron Corp.	13,932,644
151,300	Newfield Exploration Co. (1)	4,346,849

	Total Oil, Gas & Consumable Fuels	18,279,493

	Pharmaceuticals (3.5%)
265,450	Merck & Co., Inc.	16,956,946

	Real Estate Management & Development (2.1%)
78,200	Jones Lang LaSalle, Inc.	9,948,604

	Semiconductors & Semiconductor Equipment (5.1%)
937,800	Cypress Semiconductor Corp.	13,316,760
178,939	Intel Corp.	6,346,966
314,367	ON Semiconductor Corp. (1)	4,699,787

	Total Semiconductors & Semiconductor Equipment	24,363,513

	Software (3.6%)
235,890	Microsoft Corp.	17,149,203

	Specialty Retail (1.3%)
40,600	Home Depot, Inc. (The)	6,073,760

	Technology Hardware, Storage & Peripherals (2.5%)
143,740	Western Digital Corp.	12,235,149

	Textiles, Apparel & Luxury Goods (1.8%)
185,642	Coach, Inc.	8,751,164

	Total Common Stock (Cost: $300,788,007) (98.8%)	476,493,990

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Money Market Investments	Value
4,119,702	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (2)	$4,119,702

	Total Money Market Investments (Cost: $4,119,702) (0.8%)	4,119,702

	Total Investments (Cost: $304,907,709) (99.6%)	480,613,692
	Excess of Other Assets over Liabilities (0.4%)	1,802,166

	Net Assets (100.0%)	$482,415,858

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	3.7%
Auto Components	4.0
Banks	10.7
Beverages	2.3
Biotechnology	2.8
Capital Markets	3.5
Chemicals	1.8
Communications Equipment	3.3
Consumer Finance	1.6
Containers & Packaging	1.3
Diversified Financial Services	2.8
Diversified Telecommunication Services	1.6
Electronic Equipment, Instruments & Components	2.7
Energy Equipment & Services	3.0
Food Products	0.9
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	5.0
Household Durables	3.0
Household Products	1.6
Independent Power and Renewable Electricity Producers	1.8
Industrial Conglomerates	3.0
Insurance	3.0
IT Services	1.5
Machinery	3.5
Media	4.1
Metals & Mining	1.5
Oil, Gas & Consumable Fuels	3.8
Pharmaceuticals	3.5
Real Estate Management & Development	2.1
Semiconductors & Semiconductor Equipment	5.1
Software	3.6
Specialty Retail	1.3
Technology Hardware, Storage & Peripherals	2.5
Textiles, Apparel & Luxury Goods	1.8
Money Market Investments	0.8

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$17,662,726	$—	$—	$17,662,726
Auto Components	19,265,327	—	—	19,265,327
Banks	51,496,305	—	—	51,496,305
Beverages	11,171,238	—	—	11,171,238
Biotechnology	13,639,437	—	—	13,639,437
Capital Markets	17,016,044	—	—	17,016,044
Chemicals	8,909,189	—	—	8,909,189
Communications Equipment	15,743,555	—	—	15,743,555
Consumer Finance	7,694,973	—	—	7,694,973
Containers & Packaging	6,365,788	—	—	6,365,788
Diversified Financial Services	13,649,200	—	—	13,649,200
Diversified Telecommunication Services	7,612,800	—	—	7,612,800
Electronic Equipment, Instruments & Components	13,089,397	—	—	13,089,397
Energy Equipment & Services	14,415,141	—	—	14,415,141
Food Products	4,392,992	—	—	4,392,992
Health Care Equipment & Supplies	5,441,256	—	—	5,441,256
Health Care Providers & Services	24,321,783	—	—	24,321,783
Household Durables	14,277,472	—	—	14,277,472
Household Products	7,465,404	—	—	7,465,404
Independent Power and Renewable Electricity Producers	8,759,530	—	—	8,759,530
Industrial Conglomerates	14,670,330	—	—	14,670,330
Insurance	14,431,120	—	—	14,431,120
IT Services	7,124,388	—	—	7,124,388
Machinery	16,992,685	—	—	16,992,685
Media	19,837,084	—	—	19,837,084
Metals & Mining	7,290,994	—	—	7,290,994
Oil, Gas & Consumable Fuels	18,279,493	—	—	18,279,493
Pharmaceuticals	16,956,946	—	—	16,956,946
Real Estate Management & Development	9,948,604	—	—	9,948,604
Semiconductors & Semiconductor Equipment	24,363,513	—	—	24,363,513
Software	17,149,203	—	—	17,149,203
Specialty Retail	6,073,760	—	—	6,073,760
Technology Hardware, Storage & Peripherals	12,235,149	—	—	12,235,149
Textiles, Apparel & Luxury Goods	8,751,164	—	—	8,751,164

Total Common Stock	476,493,990	—	—	476,493,990

Money Market Investments	4,119,702	—	—	4,119,702

Total Investments	$480,613,692	$—	$—	$480,613,692

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.9% of Net Assets)
60,445	Textron, Inc.	$2,969,663

	Auto Components (2.6%)
74,996	Dana, Inc.	1,778,905
15,927	Tenneco, Inc.	880,763

	Total Auto Components	2,659,668

	Banks (14.4%)
24,366	Comerica, Inc.	1,761,905
205,242	KeyCorp	3,702,566
70,565	Popular, Inc.	2,973,609
62,829	Synovus Financial Corp.	2,731,805
70,500	Umpqua Holdings Corp.	1,307,070
45,700	Zions Bancorp.	2,071,124

	Total Banks	14,548,079

	Capital Markets (6.5%)
63,100	E*TRADE Financial Corp. (1)	2,587,100
27,700	Evercore Partners, Inc.	2,178,605
52,888	Invesco, Ltd.	1,838,916

	Total Capital Markets	6,604,621

	Construction & Engineering (1.7%)
33,533	Jacobs Engineering Group, Inc.	1,767,860

	Consumer Finance (0.5%)
16,900	Synchrony Financial	512,408

	Containers & Packaging (1.3%)
20,732	Sealed Air Corp.	902,049
6,800	WestRock Co.	390,456

	Total Containers & Packaging	1,292,505

	Diversified Telecommunication Services (0.9%)
27,200	Zayo Group Holdings, Inc. (1)	891,888

	Energy Equipment & Services (4.9%)
30,800	Forum Energy Technologies, Inc. (1)	408,100
121,440	Nabors Industries, Ltd.	936,303
329,472	Newpark Resources, Inc. (1)	2,751,091
28,300	TechnipFMC PLC (United Kingdom) (1)	807,682

	Total Energy Equipment & Services	4,903,176

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Food Products (2.0%)
45,900	Conagra Brands, Inc.	$1,571,616
5,500	TreeHouse Foods, Inc. (1)	466,565

	Total Food Products	2,038,181

	Health Care Equipment & Supplies (0.7%)
17,700	Haemonetics Corp. (1)	728,001

	Health Care Providers & Services (4.5%)
28,300	Acadia Healthcare Co., Inc. (1)	1,497,919
26,200	Centene Corp. (1)	2,080,804
5,600	Cigna Corp.	971,936

	Total Health Care Providers & Services	4,550,659

	Hotels, Restaurants & Leisure (0.8%)
44,000	Bloomin’ Brands, Inc.	766,920

	Household Durables (8.8%)
67,955	Beazer Homes USA, Inc. (1)	901,083
25,300	DR Horton, Inc.	902,957
113,760	KB Home	2,607,379
37,300	Lennar Corp.	1,956,012
64,800	Toll Brothers, Inc.	2,500,632

	Total Household Durables	8,868,063

	Independent Power and Renewable Electricity Producers (2.6%)
231,700	AES Corp. (The)	2,590,406

	Insurance (1.7%)
38,105	Assured Guaranty, Ltd.	1,715,106

	IT Services (1.5%)
80,400	First Data Corp. (1)	1,500,264

	Machinery (9.2%)
22,109	Dover Corp.	1,857,156
31,300	Kennametal, Inc.	1,154,970
388,500	Manitowoc Co., Inc. (The) (1)	2,218,335
31,955	SPX FLOW, Inc. (1)	1,133,125
58,098	Terex Corp.	2,287,318

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Machinery (Continued)
22,600	Trinity Industries, Inc.	$619,466

	Total Machinery	9,270,370

	Marine (1.3%)
21,100	Kirby Corp. (1)	1,284,990

	Metals & Mining (4.9%)
40,507	Commercial Metals Co.	753,430
108,900	Freeport-McMoRan, Inc. (1)	1,592,118
50,640	Worthington Industries, Inc.	2,565,929

	Total Metals & Mining	4,911,477

	Multi-Utilities (0.6%)
12,100	Avista Corp.	636,581

	Multiline Retail (0.7%)
122,487	J.C. Penney Co., Inc. (1)	662,655

	Oil, Gas & Consumable Fuels (2.2%)
44,000	Newfield Exploration Co. (1)	1,264,120
117,500	SRC Energy, Inc. (1)	999,925

	Total Oil, Gas & Consumable Fuels	2,264,045

	Pharmaceuticals (0.6%)
30,900	Impax Laboratories, Inc. (1)	597,915

	Real Estate Management & Development (3.1%)
24,275	Jones Lang LaSalle, Inc.	3,088,265

	REIT (2.9%)
68,500	Cousins Properties, Inc.	629,515
44,400	Kimco Realty Corp.	895,992
13,200	Mid-America Apartment Communities, Inc.	1,366,596

	Total REIT	2,892,103

	Road & Rail (0.8%)
12,800	Genesee & Wyoming, Inc. (1)	834,048

	Semiconductors & Semiconductor Equipment (6.2%)
179,800	Cypress Semiconductor Corp.	2,553,160
56,646	Maxim Integrated Products, Inc.	2,573,994

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (Continued)
55,311	ON Semiconductor Corp. (1)	$826,900
8,848	Teradyne, Inc.	306,052

	Total Semiconductors & Semiconductor Equipment	6,260,106

	Software (0.5%)
28,400	Nuance Communications, Inc. (1)	491,320

	Technology Hardware, Storage & Peripherals (3.4%)
40,080	Western Digital Corp.	3,411,610

	Textiles, Apparel & Luxury Goods (3.1%)
65,443	Coach, Inc.	3,084,983

	Thrifts & Mortgage Finance (0.7%)
56,700	New York Community Bancorp, Inc.	744,471

	Trading Companies & Distributors (0.3%)
10,400	Univar, Inc. (1)	322,816

	Total Common Stock (Cost: $73,136,253) (98.8%)	99,665,223

	Money Market Investments
1,016,001	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (2)	1,016,001

	Total Money Market Investments (Cost: $1,016,001) (1.0%)	1,016,001

	Total Investments (Cost: $74,152,254) (99.8%)	100,681,224
	Excess of Other Assets over Liabilities (0.2%)	201,471

	Net Assets (100.0%)	$100,882,695

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	2.9%
Auto Components	2.6
Banks	14.4
Capital Markets	6.5
Construction & Engineering	1.7
Consumer Finance	0.5
Containers & Packaging	1.3
Diversified Telecommunication Services	0.9
Energy Equipment & Services	4.9
Food Products	2.0
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	4.5
Hotels, Restaurants & Leisure	0.8
Household Durables	8.8
Independent Power and Renewable Electricity Producers	2.6
Insurance	1.7
IT Services	1.5
Machinery	9.2
Marine	1.3
Metals & Mining	4.9
Multi-Utilities	0.6
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	2.2
Pharmaceuticals	0.6
REIT	2.9
Real Estate Management & Development	3.1
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	6.2
Software	0.5
Technology Hardware, Storage & Peripherals	3.4
Textiles, Apparel & Luxury Goods	3.1
Thrifts & Mortgage Finance	0.7
Trading Companies & Distributors	0.3
Money Market Investments	1.0

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,969,663	$—	$—	$2,969,663
Auto Components	2,659,668	—	—	2,659,668
Banks	14,548,079	—	—	14,548,079
Capital Markets	6,604,621	—	—	6,604,621
Construction & Engineering	1,767,860	—	—	1,767,860
Consumer Finance	512,408	—	—	512,408
Containers & Packaging	1,292,505	—	—	1,292,505
Diversified Telecommunication Services	891,888	—	—	891,888
Energy Equipment & Services	4,903,176	—	—	4,903,176
Food Products	2,038,181	—	—	2,038,181
Health Care Equipment & Supplies	728,001	—	—	728,001
Health Care Providers & Services	4,550,659	—	—	4,550,659
Hotels, Restaurants & Leisure	766,920	—	—	766,920
Household Durables	8,868,063	—	—	8,868,063
Independent Power and Renewable Electricity Producers	2,590,406	—	—	2,590,406
Insurance	1,715,106	—	—	1,715,106
IT Services	1,500,264	—	—	1,500,264
Machinery	9,270,370	—	—	9,270,370
Marine	1,284,990	—	—	1,284,990
Metals & Mining	4,911,477	—	—	4,911,477
Multi-Utilities	636,581	—	—	636,581
Multiline Retail	662,655	—	—	662,655
Oil, Gas & Consumable Fuels	2,264,045	—	—	2,264,045
Pharmaceuticals	597,915	—	—	597,915
Real Estate Management & Development	3,088,265	—	—	3,088,265
REIT	2,892,103	—	—	2,892,103
Road & Rail	834,048	—	—	834,048
Semiconductors & Semiconductor Equipment	6,260,106	—	—	6,260,106
Software	491,320	—	—	491,320
Technology Hardware, Storage & Peripherals	3,411,610	—	—	3,411,610
Textiles, Apparel & Luxury Goods	3,084,983	—	—	3,084,983
Thrifts & Mortgage Finance	744,471	—	—	744,471
Trading Companies & Distributors	322,816	—	—	322,816

Total Common Stock	99,665,223	—	—	99,665,223

Money Market Investments	1,016,001	—	—	1,016,001

Total Investments	$100,681,224	$—	$—	$100,681,224

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Beverages (2.4% of Net Assets)
412,800	Monster Beverage Corp. (1)	$21,775,200

	Biotechnology (8.8%)
141,272	Alexion Pharmaceuticals, Inc. (1)	19,402,296
191,713	BioMarin Pharmaceutical, Inc. (1)	16,818,982
320,480	Celgene Corp. (1)	43,396,197

	Total Biotechnology	79,617,475

	Capital Markets (3.6%)
555,670	Charles Schwab Corp. (The)	23,838,243
54,100	S&P Global, Inc.	8,309,219

	Total Capital Markets	32,147,462

	Chemicals (1.4%)
88,800	Air Products & Chemicals, Inc.	12,622,920

	Commercial Services & Supplies (1.3%)
179,750	Waste Connections, Inc. (Canada)	11,680,155

	Food & Staples Retailing (4.2%)
145,344	Costco Wholesale Corp.	23,038,478
187,740	CVS Health Corp.	15,006,058

	Total Food & Staples Retailing	38,044,536

	Health Care Equipment & Supplies (0.3%)
30,000	West Pharmaceutical Services, Inc.	2,661,000

	Health Care Providers & Services (2.1%)
360,716	Acadia Healthcare Co., Inc. (1)	19,092,698

	Hotels, Restaurants & Leisure (3.1%)
519,217	Starbucks Corp.	28,027,334

	Insurance (3.9%)
242,390	Chubb, Ltd. (Switzerland)	35,500,440

	Internet & Catalog Retail (8.8%)
43,344	Amazon.com, Inc. (1)	42,814,336
18,196	Priceline Group, Inc. (The) (1)	36,910,586

	Total Internet & Catalog Retail	79,724,922

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Common Stock	Value
	Internet Software & Services (16.5%)
64,319	Alphabet, Inc. — Class C (1)	$59,848,829
69,055	Equinix, Inc.	31,125,160
344,802	Facebook, Inc. (1)	58,357,739

	Total Internet Software & Services	149,331,728

	IT Services (10.9%)
150,100	Mastercard, Inc.	19,182,780
496,760	PayPal Holdings, Inc. (1)	29,085,298
500,504	Visa, Inc.	49,830,178

	Total IT Services	98,098,256

	Life Sciences Tools & Services (1.2%)
63,365	Illumina, Inc. (1)	11,016,005

	Oil, Gas & Consumable Fuels (1.5%)
102,140	Concho Resources, Inc. (1)	13,304,756

	Pharmaceuticals (3.5%)
79,607	Allergan PLC (Ireland)	20,087,234
183,500	Zoetis, Inc.	11,472,420

	Total Pharmaceuticals	31,559,654

	Professional Services (1.2%)
232,199	TransUnion (1)	10,641,680

	REIT (5.0%)
329,972	American Tower Corp.	44,985,083

	Software (14.9%)
251,251	Adobe Systems, Inc. (1)	36,805,759
479,308	Salesforce.com, Inc. (1)	43,521,166
269,679	ServiceNow, Inc. (1)	29,786,046
407,302	Splunk, Inc. (1)	24,442,193

	Total Software	134,555,164

	Trading Companies & Distributors (1.7%)
363,200	Fastenal Co.	15,603,072

	Total Common Stock (Cost: $423,350,569) (96.3%)	869,989,540

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Money Market Investments	Value
29,442,835	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (2)	$29,442,835

	Total Money Market Investments (Cost: $29,442,835) (3.3%)	29,442,835

	Total Investments (Cost: $452,793,404) (99.6%)	899,432,375
	Excess of Other Assets over Liabilities (0.4%)	3,575,184

	Net Assets (100.0%)	$903,007,559

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Beverages	2.4%
Biotechnology	8.8
Capital Markets	3.6
Chemicals	1.4
Commercial Services & Supplies	1.3
Food & Staples Retailing	4.2
Health Care Equipment & Supplies	0.3
Health Care Providers & Services	2.1
Hotels, Restaurants & Leisure	3.1
Insurance	3.9
Internet & Catalog Retail	8.8
Internet Software & Services	16.5
IT Services	10.9
Life Sciences Tools & Services	1.2
Oil, Gas & Consumable Fuels	1.5
Pharmaceuticals	3.5
Professional Services	1.2
REIT	5.0
Software	14.9
Trading Companies & Distributors	1.7
Money Market Investments	3.3

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Beverages	$21,775,200	$—	$—	$21,775,200
Biotechnology	79,617,475	—	—	79,617,475
Capital Markets	32,147,462	—	—	32,147,462
Chemicals	12,622,920	—	—	12,622,920
Commercial Services & Supplies	11,680,155	—	—	11,680,155
Food & Staples Retailing	38,044,536	—	—	38,044,536
Health Care Equipment & Supplies	2,661,000	—	—	2,661,000
Health Care Providers & Services	19,092,698	—	—	19,092,698
Hotels, Restaurants & Leisure	28,027,334	—	—	28,027,334
Insurance	35,500,440	—	—	35,500,440
Internet & Catalog Retail	79,724,922	—	—	79,724,922
Internet Software & Services	149,331,728	—	—	149,331,728
IT Services	98,098,256	—	—	98,098,256
Life Sciences Tools & Services	11,016,005	—	—	11,016,005
Oil, Gas & Consumable Fuels	13,304,756	—	—	13,304,756
Pharmaceuticals	31,559,654	—	—	31,559,654
Professional Services	10,641,680	—	—	10,641,680
REIT	44,985,083	—	—	44,985,083
Software	134,555,164	—	—	134,555,164
Trading Companies & Distributors	15,603,072	—	—	15,603,072

Total Common Stock	869,989,540	—	—	869,989,540

Money Market Investments	29,442,835	—	—	29,442,835

Total Investments	$899,432,375	$—	$—	$899,432,375

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Equity Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds are valued based on the net asset value (“NAV”) per share as reported by the fund companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

TCW Funds, Inc. (the “Company” and each series a “Fund” and collectively, the “Funds”) has adopted, after the approval by the Company’s Board of Directors (the “Board”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin America and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by TCW Investment Management Company LLC (the “Advisor”) in good faith under procedures established by and under the general supervision of the Company’s Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are assumptions made by the reporting entity in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy; if a discount is applied and insignificant, they are categorized as Level 2. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore; the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Master Limited Partnerships. Master Limited Partnerships are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual Funds. Open-end mutual funds are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Option contracts traded on exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of July 31, 2017, in valuing the Fund’s investments is listed after the Schedule of Investments.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Developing Markets Equity Fund	$84,817	$77,113
TCW Emerging Markets Multi-Asset Opportunities Fund	$565,358	$715,990
TCW International Small Cap Fund	$330,228	$243,322

*	The Funds recognized transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2017, were due to changes in valuation to/from the exchange closing price from/to the fair value price.

There was one security in the TCW International Small Cap Fund that was valued in which significant unobservable inputs (Level 3) was used. There was no change in the value of the position during the period ended July 31, 2017.

Description	Fair Value at 7/31/2017	Valuation Techniques*	Unobservable Input	Price or Discount
TCW International Small Cap Fund
Common Stock	$0	Internal Model	Discount Applied	100%

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s pricing committee (the “Pricing Committee”) in accordance with the guidelines established by the Board, and under the general oversight of the Board. The Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Pricing Committee reports to the Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Company’s President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team, as well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2017, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW High Dividend Equities Fund, and the TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands except Number of Contracts):

TCW Emerging Markets Multi-Asset Opportunities Fund

	Credit Risk	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives
Swaps Contracts	$3	$—	$—	$3
Forward Contracts	—	17	—	17

Total Value	$3	$17	$—	$20
Liability Derivatives
Forward Contracts	$—	$(44)	$—	$(44)
Swaps Contracts	(19)	—	—	(19)

Total Value	$(19)	$(44)	$—	$(63)
Notional Amounts(2)
Forward Currency Contracts	$—	$1,188,815	$—	$1,188,815
Swaps Contracts	$1,400,556	$—	$—	$1,400,556

TCW High Dividend Equities Fund

Asset Derivatives
Investments(1)	$—	$—	$44	$44

Total Value	$—	$—	$44	$44
Number Shares(2)
Options Purchased	—	—	153	153

TCW International Small Cap Fund

Asset Derivatives
Forward Contracts	$—	$82	$—	$82

Total Value	$—	$82	$—	$82
Liability Derivatives
Forward Contracts	$—	$(124)	$—	$(124)

Total Value	$—	$(124)	$—	$(124)
Notional Amounts (2)
Forward Currency Contracts	$—	$2,842,346	—	$2,842,346

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended July 31, 2017.

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as unrealized gains or losses. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Small Cap Fund had forward foreign currency contracts outstanding as of July 31, 2017.

Options: The Funds, with the exception of the TCW Conservative Allocation Fund, may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended July 31, 2017, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW High Dividend Equities Fund had written options.

Transactions in written option contracts for the period ended July 31, 2017, were as follows:

TCW Emerging Markets Multi-Asset Opportunities Fund

	Call Contracts	Put Contracts	Call Premiums	Put Premiums
Options outstanding at October 31, 2016	440,000	—	$7,206	$—
Options written	310,000	925,000	7,120	3,953
Options terminated in closing purchase transactions	—	—	—	—
Options exercised	—	—	—	—
Options expired	(750,000)	(925,000)	(14,326)	(3,953)

Options outstanding at July 31, 2017	—	—	$—	$—

TCW High Dividend Equities Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	16	$9,423
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	(13)	(7,656)
Options expired	(3)	(1,767)

Options outstanding at July 31, 2017	—	$—

Swap Agreements. The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund may enter into enter into an interest rate swap agreement. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement.

Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. At the period ended July 31, 2017, the TCW Emerging Markets Multi-Asset Opportunities Fund held swap agreements listed on the Schedule of Investments.

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with the market. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements: The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2017.

Note 2 – Federal Income Taxes

At July 31, 2017, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Conservative Allocation Fund	$2,486	$(70)	$2,416	$28,365
TCW Developing Markets Equity Fund	1,195	(30)	1,165	4,473
TCW Emerging Markets Multi-Asset Opportunities Fund	7,808	(500)	7,308	59,858
TCW Focused Equities Fund	1,848	(189)	1,659	7,895
TCW Global Real Estate Fund	339	(47)	292	3,090
TCW High Dividend Equities Fund	598	(52)	546	5,363
TCW International Small Cap Fund	1,697	(336)	1,361	7,658
TCW New America Premier Equities Fund	2,417	(50)	2,367	12,125
TCW Relative Value Dividend Appreciation Fund	145,802	(34,722)	111,080	550,147
TCW Relative Value Large Cap Fund	179,923	(5,115)	174,808	305,806
TCW Relative Value Mid Cap Fund	27,996	(2,459)	25,537	75,144
TCW Select Equities Fund	454,309	(8,140)	446,169	453,263

Note 3 – Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended July 31, 2017 is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)
Metropolitan West Low Duration Fund — I Class	354,750	14,988	(31,626)	338,112	$2,955
Metropolitan West Total Return Bond Fund — I Class	391,564	23,330	(35,305)	379,589	4,050
Metropolitan West Unconstrained Bond Fund — I Class	—	516,871	(21,698)	495,173	5,922
TCW / Gargoyle Dynamic 500 Fund — I Class	—	237,547	(15,277)	222,270	2,518
TCW / Gargoyle Hedged Value Fund — I Class	195,801	8,306	(113,513)	90,594	853
TCW Global Bond Fund — I Class	75,764	3,900	(6,795)	72,869	716
TCW Global Real Estate Fund — I Class	120,731	—	(120,731)	—	—
TCW High Dividend Equities Fund — I Class	351,990	6,127	(290,426)	67,691	674
TCW International Growth Fund — I Class	77,502	2,942	(80,444)	—	—
TCW New America Premier Equities Fund— I Class	—	176,799	(12,609)	164,190	2,274
TCW Relative Value Large Cap Fund — I Class	124,211	52,802	(44,211)	132,802	3,137
TCW Select Equities Fund — I Class	96,331	6,414	(56,906)	45,839	1,341
TCW Total Return Bond Fund — I Class	995,444	40,554	(659,070)	376,928	3,762

Total					$28,202

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. (exemption rules apply.) Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2017.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (28.4% of Net Assets)
	Aerospace/Defense (0.5%)
$3,202,000	L3 Technologies, Inc., 5.2%, due 10/15/19	$3,420,330
5,850,000	United Technologies Corp., 1.778%, due 05/04/18	5,859,845

	Total Aerospace/Defense	9,280,175

	Airlines (0.5%)
1,752,128	America West Airlines, Inc. Pass-Through Certificates, (01-1), 7.1%, due 10/02/22 (EETC)	1,906,491
26,836	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	28,864
957,636	Continental Airlines, Inc. Pass-Through Certificates, (07-1-A), 5.983%, due 10/19/23 (EETC)	1,053,400
650,861	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	718,388
512,827	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	535,904
493,137	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	569,573
459,484	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	513,530
1,913,927	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,160,693
738,265	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	792,027

	Total Airlines	8,278,870

	Auto Manufacturers (0.6%)
2,000,000	Ford Motor Credit Co. LLC, 2.24%, due 06/15/18	2,007,611
3,000,000	Ford Motor Credit Co. LLC, 2.244%, due 01/09/18(1)	3,008,718
1,680,000	General Motors Co., 6.6%, due 04/01/36	1,992,307
2,500,000	General Motors Financial Co., Inc., 3.1%, due 01/15/19	2,529,174

	Total Auto Manufacturers	9,537,810

	Banks (10.3%)
1,500,000	Bank of America Corp., 2.169%, due 04/01/19(1)	1,515,623
1,030,000	Bank of America Corp., 2.369%, due 07/21/21(1)	1,033,780
6,900,000	Bank of America Corp., 3.705%, due 04/24/28(1)	6,988,510
2,675,000	Bank of America Corp., 4.125%, due 01/22/24	2,850,384
5,930,000	Bank of America Corp., 5.65%, due 05/01/18	6,101,848
1,000,000	Bank of America Corp., 6%, due 09/01/17	1,003,518
12,420,000	Bank of America Corp., 6.875%, due 04/25/18	12,880,689
3,000,000	Bank of America Corp., 7.625%, due 06/01/19	3,303,010
2,450,000	Capital One N.A., 2.35%, due 08/17/18	2,463,194
4,000,000	Citigroup, Inc., 1.55%, due 08/14/17	4,000,268

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$7,000,000	Citigroup, Inc., 1.8%, due 02/05/18	$7,006,020
4,000,000	Citigroup, Inc., 2.5%, due 09/26/18	4,034,362
3,225,000	Citigroup, Inc., 6.125%, due 11/21/17	3,270,460
5,450,000	Citigroup, Inc., 6.125%, due 05/15/18	5,635,414
1,500,000	Discover Bank/Greenwood DE, 4.2%, due 08/08/23	1,598,097
1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	1,663,906
622,000	Goldman Sachs Group, Inc. (The), 2.375%, due 01/22/18	624,420
2,435,000	Goldman Sachs Group, Inc. (The), 3.85%, due 07/08/24	2,537,386
1,000,000	Goldman Sachs Group, Inc. (The), 5.25%, due 07/27/21	1,099,260
9,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	9,173,466
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	55,256
9,335,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	9,606,471
2,378,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	2,578,311
4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18(2)	4,144,050
2,100,000	JPMorgan Chase & Co., 2.7%, due 05/18/23	2,096,038
3,250,000	JPMorgan Chase & Co., 3.22%, due 03/01/25(1)	3,285,636
13,100,000	JPMorgan Chase & Co., 6%, due 01/15/18	13,357,742
7,475,000	JPMorgan Chase & Co., 7.25%, due 02/01/18	7,680,869
8,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	8,940,959
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20(2)	924,197
5,000,000	Morgan Stanley, 2.243%, due 07/22/22(1)	5,008,675
600,000	Morgan Stanley, 5.5%, due 07/24/20	655,702
1,750,000	Morgan Stanley, 5.625%, due 09/23/19	1,882,972
3,975,000	Morgan Stanley, 6.625%, due 04/01/18	4,102,192
5,870,000	Morgan Stanley, 7.3%, due 05/13/19	6,412,042
3,100,000	Santander UK PLC (United Kingdom), 1.65%, due 09/29/17	3,100,890
3,305,000	UBS AG (Switzerland), 1.8%, due 03/26/18	3,309,758
11,000,000	Wachovia Corp., 5.75%, due 02/01/18	11,228,481
2,355,000	Wells Fargo & Co., 2.6%, due 07/22/20	2,395,188
7,765,000	Wells Fargo & Co., 3%, due 04/22/26	7,648,940
925,000	Wells Fargo & Co., 3.55%, due 09/29/25	952,688
2,340,000	Wells Fargo Bank N.A., 6%, due 11/15/17	2,369,248

	Total Banks	180,519,920

	Beverages (0.3%)
3,698,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	3,830,004
1,000,000	Anheuser-Busch InBev Finance, Inc., 4.9%, due 02/01/46	1,130,677

	Total Beverages	4,960,681

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Biotechnology (0.8%)
$1,870,000	Amgen, Inc., 4.4%, due 05/01/45	$1,970,505
1,402,000	Amgen, Inc., 4.663%, due 06/15/51	1,525,215
2,000,000	Baxalta, Inc., 2.875%, due 06/23/20	2,044,080
1,168,000	Biogen, Inc., 5.2%, due 09/15/45	1,339,169
2,200,000	Celgene Corp., 5%, due 08/15/45	2,501,444
2,399,000	Gilead Sciences, Inc., 3.25%, due 09/01/22	2,507,817
1,905,000	Gilead Sciences, Inc., 4.15%, due 03/01/47	1,925,588

	Total Biotechnology	13,813,818

	Chemicals (0.0%)
101,000	Rohm and Haas Co., 6%, due 09/15/17	101,488

	Diversified Financial Services (1.0%)
3,000,000	American Express Co., 7%, due 03/19/18	3,102,754
2,650,000	American Express Credit Corp., 2.2%, due 03/03/20	2,672,604
425,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, due 11/15/35	461,009
1,000,000	International Lease Finance Corp., 3.875%, due 04/15/18	1,013,382
4,000,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18(2)	4,222,500
4,000,000	Protective Life Global Funding, (144A), 1.722%, due 04/15/19(2)	3,976,236
2,875,000	Protective Life Global Funding, (144A), 1.769%, due 06/08/18(1)(2)	2,883,631

	Total Diversified Financial Services	18,332,116

	Electric (2.4%)
1,500,000	Appalachian Power Co., 4.45%, due 06/01/45	1,624,062
975,000	Commonwealth Edison Co., 3.65%, due 06/15/46	960,863
2,800,000	Duke Energy Progress LLC, 3.7%, due 10/15/46	2,779,186
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,280,544
3,684,000	Emera US Finance LP, 2.15%, due 06/15/19	3,694,971
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	3,079,165
1,585,000	FirstEnergy Transmission LLC, (144A), 4.35%, due 01/15/25(2)	1,685,608
1,000,000	Indiana Michigan Power Co., 4.55%, due 03/15/46	1,115,742
4,000,000	ITC Holdings Corp., 3.25%, due 06/30/26	3,985,394
4,000,000	Kansas City Power & Light Co., 3.15%, due 03/15/23	4,086,404
1,100,000	KCP&L Greater Missouri Operations Co., 8.27%, due 11/15/21	1,270,230
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23(2)	3,401,212
1,800,000	MidAmerican Energy Co., 5.8%, due 10/15/36	2,271,157
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22(2)	1,004,221
150,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	180,864
2,545,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	2,678,590
2,000,000	Public Service Co. of Oklahoma, 4.4%, due 02/01/21	2,134,618

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Electric (Continued)
$1,980,000	Puget Energy, Inc., 6%, due 09/01/21	$2,242,726
1,000,000	Southwestern Electric Power Co., 6.45%, due 01/15/19	1,060,662
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,087,323

	Total Electric	42,623,542

	Energy-Alternate Sources (0.1%)
1,053,598	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35(2)(3)	1,199,964

	Environmental Control (0.2%)
2,075,000	Republic Services, Inc., 2.9%, due 07/01/26	2,041,858
2,000,000	Republic Services, Inc., 3.8%, due 05/15/18	2,036,236

	Total Environmental Control	4,078,094

	Food (0.4%)
875,000	Kraft Heinz Foods Co., 3%, due 06/01/26	844,328
1,850,000	Kraft Heinz Foods Co., 3.95%, due 07/15/25	1,915,059
1,700,000	Kraft Heinz Foods Co., 4.375%, due 06/01/46	1,658,591
143,000	Kraft Heinz Foods Co., 5.375%, due 02/10/20	154,542
3,000,000	Kraft Heinz Foods Co., 6.125%, due 08/23/18	3,137,411

	Total Food	7,709,931

	Gas (0.4%)
1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	2,116,712
3,265,000	KeySpan Gas East Corp., (144A), 5.819%, due 04/01/41(2)	4,144,757
62,000	NiSource Finance Corp., 6.8%, due 01/15/19	66,153

	Total Gas	6,327,622

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	252,039

	Healthcare-Services (2.2%)
4,300,000	Aetna, Inc., 1.7%, due 06/07/18	4,304,992
2,450,000	Anthem, Inc., 1.875%, due 01/15/18	2,452,771
1,360,000	Anthem, Inc., 2.3%, due 07/15/18	1,368,456
1,750,000	Anthem, Inc., 7%, due 02/15/19	1,881,189
1,000,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.625%, due 07/31/19(2)	1,066,250
2,545,000	Hartford HealthCare Corp., 5.746%, due 04/01/44	2,973,004
3,000,000	Kaiser Foundation Hospitals, 4.15%, due 05/01/47	3,145,932
4,105,000	New York and Presbyterian Hospital (The), 3.563%, due 08/01/36	3,971,938
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	3,173,453
435,000	North Shore Long Island Jewish Health Care, Inc., 6.15%, due 11/01/43	562,740

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Healthcare-Services (Continued)
$3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	$3,120,308
60,000	NYU Hospitals Center, 5.75%, due 07/01/43	75,297
3,860,000	Providence Health & Services Obligated Group, 2.249%, due 10/01/17(1)	3,866,060
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,300,169
2,270,000	Sutter Health, 2.286%, due 08/15/53	2,281,350
1,305,000	UnitedHealth Group, Inc., 4.625%, due 07/15/35	1,481,300

	Total Healthcare-Services	39,025,209

	Insurance (0.8%)
2,500,000	Berkshire Hathaway Finance Corp., 4.4%, due 05/15/42	2,715,367
1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48(2)	2,048,767
2,250,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53(1)(2)	2,567,124
800,000	MetLife, Inc., 4.368%, due 09/15/23	879,160
300,000	MetLife, Inc., 5.7%, due 06/15/35	374,243
4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18(2)	3,992,034
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,075,722

	Total Insurance	13,652,417

	Media (0.4%)
4,130,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, due 07/23/25	4,444,951
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	217,650
2,501,000	Time Warner Cable LLC, 6.75%, due 07/01/18	2,611,229

	Total Media	7,273,830

	Mining (0.0%)
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	384,406

	Miscellaneous Manufacturers (0.4%)
3,315,000	General Electric Capital Corp., 1.662%, due 08/15/36(1)	2,970,141
287,000	General Electric Capital Corp., 3.15%, due 09/07/22	299,165
2,868,000	Siemens Financieringsmaatschappij NV (Netherlands), (144A), 1.7%, due 09/15/21(2)	2,817,615

	Total Miscellaneous Manufacturers	6,086,921

	Oil & Gas (0.1%)
1,000,000	Noble Energy, Inc., 5.05%, due 11/15/44	1,040,895
1,250,000	Shell International Finance BV (Netherlands), 4.375%, due 05/11/45	1,326,386

	Total Oil & Gas	2,367,281

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Packaging & Containers (0.1%)
$1,500,000	Amcor Finance USA, Inc., (144A), 3.625%, due 04/28/26(2)	$1,503,022

	Pharmaceuticals (0.6%)
1,500,000	AbbVie, Inc., 1.8%, due 05/14/18	1,502,484
50,000	AbbVie, Inc., 4.7%, due 05/14/45	54,209
900,000	Actavis Funding SCS (Luxembourg), 2.35%, due 03/12/18	903,920
1,150,000	Actavis Funding SCS (Luxembourg), 4.55%, due 03/15/35	1,236,294
1,700,000	AstraZeneca PLC (United Kingdom), 3.125%, due 06/12/27	1,699,617
1,282,000	Pfizer, Inc., 4.4%, due 05/15/44	1,419,984
3,835,000	Shire Acquisitions Investments Ireland DAC (Ireland), 1.9%, due 09/23/19	3,833,132

	Total Pharmaceuticals	10,649,640

	Pipelines (1.5%)
1,000,000	Enbridge Energy Partners LP, 5.875%, due 10/15/25	1,152,764
1,500,000	Energy Transfer Partners LP, 5.95%, due 10/01/43	1,581,946
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22(2)	2,096,573
1,250,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19(2)	1,372,377
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	703,654
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	905,334
2,350,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22(2)	2,514,850
2,000,000	Sabine Pass Liquefaction LLC, 5.625%, due 03/01/25	2,227,500
2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	3,332,861
2,000,000	TC PipeLines LP, 4.375%, due 03/13/25	2,093,156
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,671,734
1,000,000	Texas Eastern Transmission LP, (144A), 2.8%, due 10/15/22(2)	991,124
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	485,024
1,350,000	Williams Partners LP, 3.6%, due 03/15/22	1,392,170
1,000,000	Williams Partners LP, 3.9%, due 01/15/25	1,022,893
2,000,000	Williams Partners LP, 6.3%, due 04/15/40	2,349,045

	Total Pipelines	26,893,005

	REIT (2.6%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,409,326
3,000,000	AvalonBay Communities, Inc., 2.95%, due 09/15/22	3,053,964
1,000,000	AvalonBay Communities, Inc., 3.95%, due 01/15/21	1,051,110
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,366,500
2,000,000	HCP, Inc., 3.75%, due 02/01/19	2,047,523
2,295,000	HCP, Inc., 3.875%, due 08/15/24	2,376,128
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,192,754
1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,511,962

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	REIT (Continued)
$2,300,000	Kimco Realty Corp., 4.3%, due 02/01/18	$2,327,871
2,150,000	Realty Income Corp., 2%, due 01/31/18	2,152,932
2,900,000	Realty Income Corp., 5.375%, due 09/15/17	2,912,220
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,515,085
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,120,771
750,000	Ventas Realty LP, 3.85%, due 04/01/27	763,392
2,425,000	Ventas Realty LP / Ventas Capital Corp., 2%, due 02/15/18	2,428,870
1,500,000	Ventas Realty LP / Ventas Capital Corp., 2.7%, due 04/01/20	1,515,920
7,340,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17(2)	7,339,609
605,000	Welltower, Inc., 3.75%, due 03/15/23	634,476
545,000	Welltower, Inc., 4.95%, due 01/15/21	587,793
3,400,000	Welltower, Inc., 6.125%, due 04/15/20	3,752,638

	Total REIT	46,060,844

	Retail (0.6%)
3,535,000	Alimentation Couche-Tard, Inc. (Canada), (144A), 3.55%, due 07/26/27(2)	3,571,273
3,920,000	CVS Health Corp., 3.875%, due 07/20/25	4,118,391
2,100,000	Wal-Mart Stores, Inc., 4.75%, due 10/02/43	2,474,596

	Total Retail	10,164,260

	Software (0.2%)
1,700,000	Microsoft Corp., 2.875%, due 02/06/24	1,734,742
2,000,000	Microsoft Corp., 3.75%, due 02/12/45	1,995,942

	Total Software	3,730,684

	Telecommunications (1.4%)
2,400,000	AT&T, Inc., 4.125%, due 02/17/26	2,463,413
1,500,000	AT&T, Inc., 4.35%, due 06/15/45	1,359,546
1,500,000	AT&T, Inc., 4.45%, due 04/01/24	1,597,095
970,000	AT&T, Inc., 4.5%, due 03/09/48	893,396
2,500,000	AT&T, Inc., 4.75%, due 05/15/46	2,409,898
3,435,000	AT&T, Inc., 5.25%, due 03/01/37	3,594,229
1,000,000	Qwest Corp., 7.25%, due 09/15/25	1,118,126
2,000,000	Verizon Communications, Inc., 2.992%, due 09/14/18(1)	2,037,338
1,526,000	Verizon Communications, Inc., 3%, due 11/01/21	1,555,214
1,439,000	Verizon Communications, Inc., 4.272%, due 01/15/36	1,386,303
600,000	Verizon Communications, Inc., 4.522%, due 09/15/48	559,634
3,500,000	Verizon Communications, Inc., 4.862%, due 08/21/46	3,459,750
150,000	Verizon Communications, Inc., 5.012%, due 04/15/49	150,078

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Telecommunications (Continued)
$2,500,000	Verizon Communications, Inc., 5.25%, due 03/16/37	$2,656,013

	Total Telecommunications	25,240,033

	Transportation (0.0%)
650,000	Burlington Northern Santa Fe LLC, 4.15%, due 04/01/45	683,350

	Total Corporate Bonds (Cost: $491,428,137)	500,730,972

	Municipal Bonds (1.4%)
4,170,000	Alabama Economic Settlement Authority, Revenue Bond, 3.163%, due 09/15/25	4,246,686
1,500,000	City of New York, General Obligation Unlimited, 5.047%, due 10/01/24	1,696,380
1,250,000	City of New York, General Obligation Unlimited, 5.517%, due 10/01/37	1,563,538
2,250,000	Commonwealth of Massachusetts, General Obligation, 4.91%, due 05/01/29	2,655,292
665,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	686,812
3,000,000	New York City Transitional Finance Authority, Future Tax Secured Revenue Bond, 5.572%, due 11/01/38	3,761,340
2,000,000	New York City Water & Sewer System, Revenue Bond, 5.882%, due 06/15/44	2,746,480
2,480,000	New York State Dormitory Authority, Revenue Bond, 5.5%, due 03/15/30	2,942,867
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	804,044
3,000,000	State of California, General Obligation Unlimited, 7.95%, due 03/01/36	3,438,420

	Total Municipal Bonds (Cost: $23,955,037)	24,541,859

	Asset-Backed Securities (7.1%)
1,710,722	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (2)	1,757,824
2,008,810	321 Henderson Receivables I LLC (14-2A-A), (144A), 3.61%, due 01/17/73 (2)	1,955,817
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 2.332%, due 12/27/44 (1)(2)	2,793,349
2,925,000	BA Credit Card Trust (14-A3-A), 1.516%, due 01/15/20 (1)	2,925,196
1,900,000	BA Credit Card Trust (15-A1-A), 1.556%, due 06/15/20 (1)	1,902,611
500,000	Babson CLO, Ltd. (14-IIA-AR), (144A), 2.454%, due 10/17/26 (1)(2)	500,046
1,000,000	Babson CLO, Ltd. (15-IA-A), (144A), 2.737%, due 04/20/27 (1)(2)	1,001,212
1,600,000	Ballyrock CLO LLC, (144A), 2.457%, due 10/20/26 (1)(2)	1,600,118
1,472,042	Bayview Commercial Asset Trust (06-4A-A1), (144A), 1.462%, due 12/25/36 (1)(2)	1,396,693
1,188,965	Brazos Education Loan Authority, Inc. (12-1-A1), 1.932%, due 12/26/35 (1)	1,176,437
646,320	Brazos Higher Education Authority, Inc. (06-2-A9), 0%, due 12/26/24 (1)(4)	641,784
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 2.389%, due 02/25/35 (1)	685,383
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 2.239%, due 11/25/33 (1)	1,705,335
4,915,000	Citibank Credit Card Issuance Trust (08-A2-A2), 2.377%, due 01/23/20 (1)	4,943,995
3,960,000	Dryden Senior Loan Fund (15-37A-A), (144A), 2.804%, due 04/15/27 (1)(2)	3,992,417
1,922,756	Educational Funding of the South, Inc. (11-1-A2), 1.964%, due 04/25/35 (1)	1,915,003

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$920,875	Educational Services of America, Inc. (12-2-A), (144A), 1.962%, due 04/25/39 (1)(2)	$921,038
2,866,388	GCO Education Loan Funding Master Trust (06-2AR-A1RN), (144A), 1.882%, due 08/27/46 (1)(2)	2,684,028
2,159,500	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (2)	2,125,755
2,695,551	Higher Education Funding I (14-1-A), (144A), 2.239%, due 05/25/34 (1)(2)	2,687,335
382,371	Honda Auto Receivables Owner Trust (15-4-A2), 0.82%, due 07/23/18	382,215
4,008,006	Honda Auto Receivables Owner Trust (16-4-A2), 1.04%, due 04/18/19	3,999,921
3,400,000	Magnetite XI, Ltd. (14-11A-A1R), (144A), 2.424%, due 01/18/27 (1)(2)	3,400,449
3,260,000	Magnetite XII, Ltd. (15-12A-AR), (144A), 2.634%, due 04/15/27 (1)(2)	3,277,897
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 2.278%, due 07/20/43 (1)	2,364,912
4,442,036	Navient Student Loan Trust (14-2-A), 1.872%, due 03/25/83 (1)	4,383,662
4,482,332	Navient Student Loan Trust (14-3-A), 1.852%, due 03/25/83 (1)	4,426,174
2,189,424	Navient Student Loan Trust (14-4-A), 1.852%, due 03/25/83 (1)	2,161,676
4,543,880	Navient Student Loan Trust (16-1A-A), (144A), 1.932%, due 02/25/70 (1)(2)	4,512,543
4,400,000	Navient Student Loan Trust (17-3A-A3), (144A), 2.282%, due 07/26/66 (1)(2)	4,444,079
2,983,785	Nelnet Student Loan Trust (11-1A-A), (144A), 2.082%, due 02/25/48 (1)(2)	2,998,819
2,965,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 2.182%, due 11/25/48 (1)(2)	2,907,895
5,646,799	Nelnet Student Loan Trust (15-2A-A2), (144A), 1.832%, due 09/25/47 (1)(2)	5,607,035
597,502	Nissan Auto Receivables Owner Trust (15-C-A2A), 0.87%, due 11/15/18	597,243
2,434,822	PHEAA Student Loan Trust (15-1A-A), (144A), 1.832%, due 10/25/41 (1)(2)	2,403,646
3,814,082	SLM Student Loan Trust (03-10A-A3), (144A), 1.716%, due 12/15/27 (1)(2)	3,812,732
3,400,000	SLM Student Loan Trust (06-2-A6), 1.484%, due 01/25/41 (1)	3,260,450
3,400,000	SLM Student Loan Trust (06-8-A6), 1.474%, due 01/25/41 (1)	3,203,342
952,253	SLM Student Loan Trust (07-1-B), 1.534%, due 01/27/42 (1)	868,835
3,678,628	SLM Student Loan Trust (07-6-A4), 1.694%, due 10/25/24 (1)	3,659,707
505,493	SLM Student Loan Trust (07-6-B), 2.164%, due 04/27/43 (1)	478,957
710,000	SLM Student Loan Trust (08-2-B), 2.514%, due 01/25/83 (1)	664,873
710,000	SLM Student Loan Trust (08-3-B), 2.514%, due 04/26/83 (1)	668,266
6,881,553	SLM Student Loan Trust (08-4-A4), 2.964%, due 07/25/22 (1)	7,063,630
710,000	SLM Student Loan Trust (08-4-B), 3.164%, due 04/25/29 (1)	695,135
710,000	SLM Student Loan Trust (08-5-B), 3.164%, due 07/25/73 (1)	701,152
909,756	SLM Student Loan Trust (08-6-A3), 2.064%, due 01/25/19 (1)	910,223
710,000	SLM Student Loan Trust (08-6-B), 3.164%, due 07/26/83 (1)	699,037
710,000	SLM Student Loan Trust (08-7-B), 3.164%, due 07/26/83 (1)	697,664
710,000	SLM Student Loan Trust (08-8-B), 3.564%, due 10/25/75 (1)	713,171
710,000	SLM Student Loan Trust (08-9-B), 3.564%, due 10/25/83 (1)	721,052

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$4,084,110	SLM Student Loan Trust (09-3-A), (144A), 1.982%, due 01/25/45 (1)(2)	$4,057,137
2,000,000	SLM Student Loan Trust (11-2-A2), 2.432%, due 10/25/34 (1)	2,049,850
2,600,000	SLM Student Loan Trust (12-7-A3), 1.882%, due 05/26/26 (1)	2,541,133
514,106	Toyota Auto Receivables Owner Trust (15-A-A3), 1.12%, due 02/15/19	513,677

	Total Asset-Backed Securities (Cost: $123,763,650)	125,159,565

	Commercial Mortgage-Backed Securities — Agency (4.4%)
3,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	3,549,635
1,495,876	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF02-A3), 1.69%, due 07/25/20 (1)	1,501,239
6,845,077	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KJ05-A1), 1.418%, due 05/25/21	6,785,503
3,045,000	Federal National Mortgage Association, Pool #467944, 4.25%, due 04/01/21	3,268,339
1,751,819	Federal National Mortgage Association, Pool #468048, 4.41%, due 05/01/21	1,886,707
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.4%, due 02/01/20	2,438,539
3,071,846	Federal National Mortgage Association, Pool #AE0918, 3.666%, due 10/01/20	3,224,943
1,276,988	Federal National Mortgage Association, Pool #Al0151, 4.38%, due 04/01/21	1,369,426
5,436,631	Federal National Mortgage Association, Pool #AL6829, 2.964%, due 05/01/27	5,495,174
2,280,106	Federal National Mortgage Association, Pool #AM1551, 2.44%, due 12/01/23	2,288,764
3,512,280	Federal National Mortgage Association, Pool #AM3058, 3.41%, due 04/01/28	3,672,662
3,514,081	Federal National Mortgage Association, Pool #AM4198, 3.55%, due 03/01/24	3,713,327
3,879,124	Federal National Mortgage Association, Pool #AN5048, 3.13%, due 04/01/29	3,942,874
3,445,897	Federal National Mortgage Association, Pool #AN5049, 3.13%, due 04/01/29	3,502,527
3,470,000	Federal National Mortgage Association, Pool #AN5742, 3.19%, due 05/01/30	3,511,004
2,007,795	Federal National Mortgage Association, Pool #FN0000, 3.587%, due 09/01/20	2,099,722
2,812,696	Federal National Mortgage Association, Pool #FN0001, 3.762%, due 12/01/20	2,956,717
2,112,860	Federal National Mortgage Association, Pool #FN0003, 4.283%, due 01/01/21	2,264,556
3,042,584	Federal National Mortgage Association, Pool#AM9536, 3.34%, due 08/01/30	3,146,472
3,265,000	Federal National Mortgage Association, Pool#AM9793, 3.12%, due 10/01/27	3,345,970
2,328,545	Federal National Mortgage Association, Pool#AN0245, 3.42%, due 11/01/35	2,390,858
3,270,000	Federal National Mortgage Association, Pool#AN0564, 3.2%, due 03/01/31	3,337,756
2,385,000	Federal National Mortgage Association, Pool#AN1032, 2.86%, due 03/01/26	2,410,604
3,512,000	Federal National Mortgage Association, Pool#AN1282, 3.01%, due 04/01/28	3,545,464
1,565,277	Federal National Mortgage Association (14-M12 FA), 1.304%, due 10/25/21 (ACES)(1)	1,568,165
22,633	NCUA Guaranteed Notes (11-C1-1A), 1.552%, due 02/28/20 (1)	22,633
947,208	NCUA Guaranteed Notes (11-C1-2A), 1.753%, due 03/09/21 (1)	945,311

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $79,138,213)	78,184,891

	Commercial Mortgage-Backed Securities — Non-Agency (1.5%)
1,740,000	BBCMS Trust (13-TYSN-A2), (144A), 3.756%, due 09/05/32 (2)	1,826,831
1,515,000	COMM Mortgage Trust (13-300P-A1), (144A), 4.353%, due 08/10/30 (2)	1,650,204
400,000	COMM Mortgage Trust (14-277P-A), (144A), 3.611%, due 08/10/49 (1)(2)	419,886

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 1,635,000	COMM Mortgage Trust (16-787S-A), (144A), 3.545%, due 02/10/36 (2)	$1,693,623
2,290,369	Commercial Mortgage Asset Trust (99-C2-G), 6%, due 11/17/32	2,323,811
3,811,839	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A3), (144A), 4.388%, due 02/15/46 (2)	3,861,453
1,635,000	Liberty Street Trust (16-225L-A), (144A), 3.597%, due 02/10/36 (2)	1,704,381
1,505,000	OBP Depositor LLC Trust (10-OBP-A), (144A), 4.646%, due 07/15/45 (2)	1,603,925
1,555,000	RBS Commercial Funding, Inc. (13-GSP-A), (144A), 3.834%, due 01/13/32 (1)(2)	1,652,254
1,710,000	SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1), (144A), 3.872%, due 01/05/43 (1)(2)	1,733,174
1,250,000	VNDO Mortgage Trust (12-6AVE-A), (144A), 2.996%, due 11/15/30 (2)	1,278,506
1,675,000	VNDO Mortgage Trust (13-PENN-A), (144A), 3.808%, due 12/13/29 (2)	1,756,788
1,695,000	Wells Fargo Commercial Mortgage Trust (13-120B-A), (144A), 2.71%, due 03/18/28 (P/O)(1)(2)	1,717,319
2,775,192	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	2,851,057
405,973	WTC Depositor LLC Trust (12-7WTC-A), (144A), 4.082%, due 03/13/31 (2)	409,528

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $27,060,389)	26,482,740

	Residential Mortgage-Backed Securities — Agency (29.2%)
188,248	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	208,802
453,894	Federal Home Loan Mortgage Corp. (2575-FD), 1.676%, due 02/15/33 (PAC)(1)	456,490
252,974	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	266,498
5,690,473	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	5,694,494
64,345	Federal Home Loan Mortgage Corp. (3315-S), 5.184%, due 05/15/37 (I/O) (I/F)(1)	7,549
620,647	Federal Home Loan Mortgage Corp. (3339-JS), 34.869%, due 07/15/37 (I/F)(1)	1,144,902
505,754	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	567,058
791,488	Federal Home Loan Mortgage Corp. (3380-SM), 5.184%, due 10/15/37 (I/O) (I/F)(1)	137,520
387,879	Federal Home Loan Mortgage Corp. (3382-FL), 1.926%, due 11/15/37 (1)	391,996
2,513,265	Federal Home Loan Mortgage Corp. (3439-SC), 4.674%, due 04/15/38 (I/O) (I/F)(1)	363,976
1,138,259	Federal Home Loan Mortgage Corp. (3578-DI), 5.424%, due 04/15/36 (I/O) (I/F)(1)	208,034
3,634,479	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC)	3,650,427
2,707,871	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	2,964,154
5,196	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	5,325
4,508	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	4,620
15,136	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	16,678
3,144,455	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41	3,368,703
2,378,328	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	2,542,437
1,669,511	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41	1,776,351
1,860,817	Federal Home Loan Mortgage Corp., Pool #G07849, 3.5%, due 05/01/44	1,928,619
3,711,271	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	3,844,527
7,326,286	Federal Home Loan Mortgage Corp., Pool #G08676, 3.5%, due 11/01/45	7,552,401
5,455,466	Federal Home Loan Mortgage Corp., Pool #G08677, 4%, due 11/01/45	5,747,919

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 8,874,354	Federal Home Loan Mortgage Corp., Pool #G08698, 3.5%, due 03/01/46	$9,147,734
12,663,171	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	13,053,268
3,605,217	Federal Home Loan Mortgage Corp., Pool #G08706, 3.5%, due 05/01/46	3,716,278
5,467,318	Federal Home Loan Mortgage Corp., Pool #G08710, 3%, due 06/01/46	5,479,971
11,325,008	Federal Home Loan Mortgage Corp., Pool #G08711, 3.5%, due 06/01/46	11,676,938
10,207,268	Federal Home Loan Mortgage Corp., Pool #G08715, 3%, due 08/01/46	10,230,890
13,965,801	Federal Home Loan Mortgage Corp., Pool #G08716, 3.5%, due 08/01/46	14,399,795
8,260,207	Federal Home Loan Mortgage Corp., Pool #G08721, 3%, due 09/01/46	8,279,323
4,746,980	Federal Home Loan Mortgage Corp., Pool #G08722, 3.5%, due 09/01/46	4,894,494
7,922,306	Federal Home Loan Mortgage Corp., Pool #G08726, 3%, due 10/01/46	7,940,640
7,652,220	Federal Home Loan Mortgage Corp., Pool #G08732, 3%, due 11/01/46	7,669,930
5,274,051	Federal Home Loan Mortgage Corp., Pool #G08741, 3%, due 01/01/47	5,286,257
4,693,813	Federal Home Loan Mortgage Corp., Pool #G08747, 3%, due 02/01/47	4,704,676
2,437,537	Federal Home Loan Mortgage Corp., Pool #G08750, 3%, due 03/01/47	2,443,175
2,671,359	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	2,750,718
8,532,029	Federal Home Loan Mortgage Corp., Pool #G18622, 2.5%, due 12/01/31	8,605,601
1,743,956	Federal Home Loan Mortgage Corp., Pool #G60344, 4%, due 12/01/45	1,856,919
2,783,720	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	2,900,506
4,501,435	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43	4,680,231
7,495,000	Federal Home Loan Mortgage Corp. TBA, 30 Year, 4%(5)	7,895,514
187,430	Federal National Mortgage Association (01-14-SH), 23.512%, due 03/25/30 (I/F)(1)	292,614
251,733	Federal National Mortgage Association (01-34-FV), 1.732%, due 08/25/31 (1)	252,883
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,239,159
973,500	Federal National Mortgage Association (07-89-GF), 1.752%, due 09/25/37 (1)	981,653
176,489	Federal National Mortgage Association (08-30-SA), 5.618%, due 04/25/38 (I/O) (I/F)(1)	32,451
258,444	Federal National Mortgage Association (08-62-SN), 4.968%, due 07/25/38 (I/O) (I/F)(1)	43,878
2,324,200	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	2,452,071
125,851	Federal National Mortgage Association (09-68-SA), 5.518%, due 09/25/39 (I/O) (I/F)(1)	23,009
1,924,392	Federal National Mortgage Association (10-26-AS), 5.098%, due 03/25/40 (I/O) (I/F)(1)	297,086
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,244,810
17,356	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	19,157
13,278	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	14,752
25,933	Federal National Mortgage Association, Pool #679263, 4.5%, due 11/01/24	27,838
20,412	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	21,163
56,915	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	60,920
101,227	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	109,018
17,021	Federal National Mortgage Association, Pool #782593, 4.5%, due 06/01/34	18,361
1,283,835	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26	1,346,538
1,441,254	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	1,493,345
2,375,682	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41	2,532,715
2,053,874	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41	2,131,880

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$4,297,878	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	$4,467,888
3,163,973	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	3,388,047
850,797	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	932,055
970,932	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	1,103,639
7,889,691	Federal National Mortgage Association, Pool #AL9105, 4.5%, due 10/01/46	8,476,420
5,441,559	Federal National Mortgage Association, Pool #AL9106, 4.5%, due 02/01/46	5,852,597
32,023,133	Federal National Mortgage Association, Pool #AL9990, 4.5%, due 04/01/47	34,385,352
5,404,018	Federal National Mortgage Association, Pool #AS9830, 4%, due 06/01/47	5,707,643
4,656,271	Federal National Mortgage Association, Pool #AS9972, 4%, due 07/01/47	4,917,884
1,342,706	Federal National Mortgage Association, Pool #BC1158, 3.5%, due 02/01/46	1,383,400
3,863,606	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	3,946,871
6,247,859	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	6,518,366
6,775,538	Federal National Mortgage Association, Pool #MA2995, 4%, due 05/01/47	7,141,465
5,697,496	Federal National Mortgage Association, Pool #MA3027, 4%, due 06/01/47	6,002,258
9,556,142	Federal National Mortgage Association, Pool #MA3058, 4%, due 07/01/47	10,072,567
9,885,000	Federal National Mortgage Association TBA, 15 Year, 3%(5)	10,168,807
8,830,000	Federal National Mortgage Association TBA, 30 Year, 3%(5)	8,845,866
3,000,000	Federal National Mortgage Association TBA, 15 Year, 3.5%(5)	3,015,000
5,835,000	Federal National Mortgage Association TBA, 30 Year, 3.5%(5)	6,007,771
28,965,000	Federal National Mortgage Association TBA, 30 Year, 4%(5)	30,495,845
24,975,000	Federal National Mortgage Association TBA, 30 Year, 4.5%(5)	26,814,955
393,352	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	403,530
466,668	Government National Mortgage Association (08-27-SI), 5.242%, due 03/20/38 (I/O) (I/F)(1)	80,164
1,817,018	Government National Mortgage Association (08-81-S), 4.972%, due 09/20/38 (I/O) (I/F)(1)	303,131
738,577	Government National Mortgage Association (09-66-UF), 2.226%, due 08/16/39 (1)	753,256
2,863,024	Government National Mortgage Association (10-1-S), 4.522%, due 01/20/40 (I/O) (I/F)(1)	437,150
64,375	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	69,255
185,361	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	204,118
6,059,080	Government National Mortgage Association, Pool #MA4127, 3.5%, due 12/20/46	6,300,249
4,998,691	Government National Mortgage Association II, Pool #MA3521, 3.5%, due 03/20/46	5,196,730
4,783,117	Government National Mortgage Association II, Pool #MA3597, 3.5%, due 04/20/46	4,973,499
6,773,941	Government National Mortgage Association II, Pool #MA3663, 3.5%, due 05/20/46	7,040,720
5,741,522	Government National Mortgage Association II, Pool #MA3736, 3.5%, due 06/20/46	5,970,052
11,445,116	Government National Mortgage Association II, Pool #MA4126, 3%, due 12/20/46	11,620,524
3,904,868	Government National Mortgage Association II, Pool #MA4196, 3.5%, due 01/20/47	4,059,602
10,060,000	Government National Mortgage Association II TBA, 30 Year, 3%(5)	10,206,970
14,785,000	Government National Mortgage Association II TBA, 30 Year, 3.5%(5)	15,363,694
15,900,000	Government National Mortgage Association II TBA, 30 Year, 4%(5)	16,723,570

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$29,865,000	Government National Mortgage Association II TBA, Year 30, 4.5%(5)	$31,717,563
1,306,865	NCUA Guaranteed Notes (10-R1-1A), 1.673%, due 10/07/20 (1)	1,310,183
678,714	NCUA Guaranteed Notes (10-R2-1A), 1.593%, due 11/06/17 (1)	678,753
751,659	NCUA Guaranteed Notes (10-R3-1A), 1.783%, due 12/08/20 (1)	755,608
685,512	NCUA Guaranteed Notes (10-R3-2A), 1.783%, due 12/08/20 (1)	689,127
791,544	NCUA Guaranteed Notes (11-R1-1A), 1.673%, due 01/08/20 (1)	792,659

	Total Residential Mortgage-Backed Securities — Agency (Cost: $511,721,885)	514,392,442

	Residential Mortgage-Backed Securities — Non-Agency (5.7%)
7,570,985	Aegis Asset Backed Securities Trust (05-5-2A), 1.482%, due 12/25/35 (1)	7,512,010
5,667,741	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through (05-R11-A1), 1.462%, due 01/25/36 (1)	5,671,298
162,863	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 1.997%, due 07/25/35 (1)	163,335
4,311,861	Banc of America Funding Trust (15-R2-9A1), (144A), 1.447%, due 03/27/36 (1)(2)	4,203,323
2,439,237	Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1), 1.642%, due 12/25/35 (1)	2,449,988
202,377	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (1)	203,897
491,524	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (1)	490,468
5,621,252	Centex Home Equity (05-C-M1), 1.877%, due 06/25/35 (1)	5,676,715
374,669	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35 (6)	295,777
1,026,736	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30 (1)	1,093,530
12,812	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	13,112
5,189,920	Credit Suisse Mortgage Capital Certificates (15-5R-1A1), (144A), 1.066%, due 09/27/46 (2)	5,086,330
4,530,990	CSMC Trust (14-7R-8A1), (144A), 3.166%, due 07/27/37 (1)(2)	4,542,085
215,342	GSAMP Trust (05-HE5-M1), 1.652%, due 11/25/35 (1)	215,901
6,719,863	Home Equity Asset Trust (06-3-1A1), 1.432%, due 07/25/36 (1)	6,683,903
249,166	HSBC Home Equity Loan Trust USA (07-3-APT), 2.428%, due 11/20/36 (1)	250,015
67,551	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 1.422%, due 12/25/35 (1)	67,707
1,112,382	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 1.712%, due 04/25/35 (1)	1,060,063
816,785	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 1.907%, due 06/25/35 (1)	819,330
4,327,711	Merrill Lynch Mortgage Investors Trust (05-2-2A), 3.48%, due 10/25/35 (1)	4,446,464
1,479,121	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	1,684,801
1,524,362	Morgan Stanley Capital, Inc. (04-WMC2-M1), 2.147%, due 07/25/34 (1)	1,511,575
4,433,978	Morgan Stanley Home Equity Loan Trust (05-1-M3), 2.012%, due 12/25/34 (1)	4,381,114
274,410	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.674%, due 04/25/34 (1)	291,351
4,831,892	New Century Home Equity Loan Trust (05-1-A2C), 1.932%, due 03/25/35 (1)	4,872,751
4,904,234	New Century Home Equity Loan Trust (05-3-M2), 1.722%, due 07/25/35 (1)	4,915,573
8,126,696	New Century Home Equity Loan Trust (05-D-A1), 1.452%, due 02/25/36 (1)	8,003,943

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 2,225,080	Nomura Resecuritization Trust (14-5R-3A1), (144A), 1.456%, due 05/26/37 (1)(2)	$2,177,034
2,940,471	Nomura Resecuritization Trust (15-1R-6A1), (144A), 2.713%, due 05/26/47 (1)(2)	2,910,165
1,887,116	Nomura Resecuritization Trust (15-4R-3A1), (144A), 3.52%, due 02/26/36 (1)(2)	1,905,206
3,987,342	Nomura Resecuritization Trust (15-5R-2A1), (144A), 3.288%, due 03/26/35 (1)(2)	4,015,152
234,507	Park Place Securities, Inc. (05-WCH1-M2), 2.012%, due 01/25/36 (1)	235,259
862,389	Park Place Securities, Inc. (05-WHQ4-A2D), 1.602%, due 09/25/35 (1)	861,677
571,760	Structured Asset Securities Corp. (03-34A-5A4), 3.379%, due 11/25/33 (1)	581,472
2,389,217	WaMu Mortgage Pass-Through Certificates (05-AR3-A2), 3.042%, due 03/25/35 (1)	2,417,047
179,052	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (6)	177,660
7,789,776	Wells Fargo Home Equity Trust (04-2-A33), 2.232%, due 10/25/34 (1)	7,721,840

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $97,214,027)	99,608,871

	U.S. Treasury Securities (23.6%)
75,755,000	U.S. Treasury Bond, 3%, due 05/15/47	77,290,781
8,761,356	U.S. Treasury Inflation Indexed Bond, 0.125%, due 04/15/21(7)	8,778,897
4,447,802	U.S. Treasury Inflation Indexed Bond, 0.125%, due 04/15/22(7)	4,448,763
22,711,255	U.S. Treasury Inflation Indexed Bond, 0.125%, due 07/15/26(7)	22,038,362
4,386,929	U.S. Treasury Inflation Indexed Bond, 0.5%, due 07/15/27(7)	4,343,434
11,894,331	U.S. Treasury Inflation Indexed Bond, 0.75%, due 02/15/45(7)	11,128,351
6,840,176	U.S. Treasury Inflation Indexed Bond, 0.875%, due 02/15/47(7)	6,635,444
12,775,000	U.S. Treasury Note, 1.25%, due 06/30/19	12,751,296
16,230,000	U.S. Treasury Note, 1.5%, due 01/31/22	16,031,395
64,315,000	U.S. Treasury Note, 1.75%, due 06/30/22	64,076,330
152,710,000	U.S. Treasury Note, 1.875%, due 07/31/22	153,026,156
34,500,000	U.S. Treasury Note, 2.375%, due 05/15/27	34,751,332

	Total U.S. Treasury Securities (Cost: $415,414,637)	415,300,541

	Total Fixed Income Securities (Cost: $1,769,695,975) (101.3%)	1,784,401,881

Number of Shares	Money Market Investments
9,725,000	Dreyfus Government Cash Management Fund — Institutional Shares, 1.103% (8)	9,725,000
780,373	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.84% (8)	780,373

	Total Money Market Investments (Cost: $10,505,373) (0.6%)	10,505,373

Principal Amount	Short-Term Investments
	Foreign Government Bonds (3.8%)
JPY 4,090,000,000	Japan Treasury Bill, 0%, due 08/21/17 (4)	37,016,656

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Short-Term Investments	Value
JPY 3,380,000,000	Japan Treasury Bill, 0%, due 09/25/17 (4)	$30,593,688

	Total Foreign Government Bonds (Cost: $67,035,078)	67,610,344

	U.S. Treasury Securities (4.2%)
$20,000,000	U.S. Treasury Bill, 0.92%, due 08/17/17(9)	19,991,400
27,000,000	U.S. Treasury Bill, 0.93%, due 08/31/17(9)	26,978,616
1,135,000	U.S. Treasury Bill, 0.95%, due 09/07/17(9)(10)	1,133,877
25,000,000	U.S. Treasury Bill, 1.06%, due 11/02/17(9)	24,932,125
1,000,000	U.S. Treasury Bill, 1.11%, due 01/11/18(9)	995,048

	Total U.S. Treasury Securities (Cost: $74,033,891) (4.2%)	74,031,066

	Total Short-Term Investments (Cost: $141,068,969) (8.0%)	141,641,410

	Total Investments (Cost: $1,921,270,317) (109.9%)	1,936,548,664
	Liabilities in Excess of Other Assets (-9.9%)	(175,247,469)

	Net Assets (100.0%)	$1,761,301,195

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (11)
Goldman Sachs & Co.	JPY	4,090,000,000	08/21/17	$36,800,158	$37,044,898	$(244,740)
Goldman Sachs & Co.	JPY	3,380,000,000	09/25/17	30,471,820	30,664,511	(192,691)

				$67,271,978	$67,709,409	$(437,431)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUY
754	2-Year U.S. Treasury Note Futures	09/29/17	$163,123,187	$(50,047)
591	5-Year U.S. Treasury Note Futures	09/29/17	69,825,727	20,107
220	90-Day Euro Futures	12/18/17	54,202,500	(19,824)

			$287,151,414	$(49,764)

SELL
220	90-Day Euro Futures	12/17/18	$54,045,750	$15,926

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Interest Rate Swap Agreements

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
$8,850,000	06/30/19	Centrally Cleared	1.602%	3 Month LIBOR	$387	$—	$387

Notes to the Schedule of Investments:

ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
JPY	-	Japanese Yen.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2017.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2017, the value of these securities amounted to $169,303,082 or 9.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Restricted security (Note 3).

(4)		Security is not accruing interest.

(5)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted as a result.

(7)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(8)		Rate disclosed is the 7-day net yield as of July 31, 2017.

(9)		Rate shown represents yield-to-maturity.

(10)		All or a portion of this security is held as collateral for open futures contracts.

(11)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Aerospace/Defense	0.5%
Airlines	0.5
Asset-Backed Securities	7.1
Auto Manufacturers	0.6
Banks	10.3
Beverages	0.3
Biotechnology	0.8
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	4.4
Commercial Mortgage-Backed Securities — Non-Agency	1.5
Diversified Financial Services	1.0
Electric	2.4
Energy-Alternate Sources	0.1
Environmental Control	0.2
Food	0.4
Gas	0.4
Healthcare-Products	0.0	*
Healthcare-Services	2.2
Insurance	0.8
Media	0.4
Mining	0.0	*
Miscellaneous Manufacturers	0.4
Municipal Bonds	1.4
Oil & Gas	0.1
Packaging & Containers	0.1
Pharmaceuticals	0.6
Pipelines	1.5
REIT	2.6
Residential Mortgage-Backed Securities — Agency	29.2
Residential Mortgage-Backed Securities — Non-Agency	5.7
Retail	0.6
Short Term Investments	8.0
Software	0.2
Telecommunications	1.4
Transportation	0.0	*
U.S. Treasury Securities	23.6
Money Market Investments	0.6

Total	109.9%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$499,531,008	$1,199,964	$500,730,972
Municipal Bonds	—	24,541,859	—	24,541,859
Asset-Backed Securities	—	125,159,565	—	125,159,565
Commercial Mortgage-Backed Securities — Agency	—	78,184,891	—	78,184,891
Commercial Mortgage-Backed Securities — Non-Agency	—	26,482,740	—	26,482,740
Residential Mortgage-Backed Securities — Agency	—	514,392,442	—	514,392,442
Residential Mortgage-Backed Securities — Non-Agency	—	99,608,871	—	99,608,871
U.S. Treasury Securities	345,175,994	70,124,547	—	415,300,541

Total Fixed Income Securities	345,175,994	1,438,025,923	1,199,964	1,784,401,881

Money Market Investments	10,505,373	—	—	10,505,373
Short-Term Investments	74,031,066	67,610,344	—	141,641,410

Total Investments	429,712,433	1,505,636,267	1,199,964	1,936,548,664

Asset Derivatives
Futures
Interest Rate Risk	36,033	—	—	36,033
Swap Agreements
Interest Rate Risk	—	387	—	387

Total Investments	$429,748,466	$1,505,636,654	$1,199,964	$1,936,585,084

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(437,431)	$—	$(437,431)
Futures
Interest Rate Risk	(69,871)	—	—	(69,871)

Total	$(69,871)	$(437,431)	$—	$(507,302)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Argentina (7.8% of Net Assets)
ARS	388,468,000	Argentina Bonar Bonds, 22.242%, due 04/03/22(1)	$21,285,246
ARS	184,260,000	Argentina POM Politica Monetaria, 26.25%, due 06/21/20(1)	10,976,594
ARS	181,475,000	Argentina Treasury Bond (BONCER), 2.5%, due 07/22/21	12,144,192
ARS	163,800,000	Argentine Bonos del Tesoro, 18.2%, due 10/03/21	9,600,731
	$41,232,500	Argentine Republic Government International Bond, 2.5%, due 12/31/38	26,846,481
	13,235,000	Argentine Republic Government International Bond, 6.625%, due 07/06/28	13,268,088
	41,140,000	Argentine Republic Government International Bond, 6.875%, due 01/26/27	42,398,884
	42,550,000	Argentine Republic Government International Bond, 7.125%, due 07/06/36	42,124,500
	22,250,000	Argentine Republic Government International Bond, (144A), 7.125%, due 06/28/17(2)	20,258,625
	17,900,000	Argentine Republic Government International Bond, 7.625%, due 04/22/46	18,445,950
ARS	286,917,000	Banco Hipotecario S.A., (144A), 22.417%, due 01/12/20(1)(2)	16,133,705
	$8,650,000	Capex S.A., (144A), 6.875%, due 05/15/24(2)	8,693,250
	9,200,000	Genneia S.A., (144A), 8.75%, due 01/20/22(2)	9,737,464
	14,905,000	YPF S.A., (144A), 6.95%, due 07/21/27(2)	15,091,312
	5,860,000	YPF S.A., (144A), 24.104%, due 07/07/20(1)(2)	6,047,410

		Total Argentina (Cost: $280,205,315)	273,052,432

		Bahrain (Cost: $33,384,245) (1.0%)
	33,133,000	Bahrain Government International Bond, (144A), 7%, due 10/12/28(2)	34,126,990

		Brazil (11.7%)
	15,603,000	Andrade Gutierrez International S.A., (Reg. S), 4%, due 04/30/18(3)	14,315,753
	32,697,000	Banco do Brasil S.A., (Reg. S), 9%, due 06/29/49(1)(3)	33,923,138
	26,680,000	Brazil Minas SPE via State of Minas Gerais, (Reg. S), 5.333%, due 02/15/28(3)	26,680,000
BRL	122,200,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	40,059,724
BRL	129,250,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	41,539,527
	$48,425,000	Brazilian Government International Bond, 5%, due 01/27/45	43,509,862
	13,549,000	CIMPOR Financial Operations BV, (Reg. S), 5.75%, due 07/17/24(3)	11,618,268
	12,146,000	CSN Resources S.A., (Reg. S), 6.5%, due 07/21/20(3)	9,352,420
	26,385,000	Petrobras Global Finance BV, 6.75%, due 01/27/41	25,408,755
	50,905,000	Petrobras Global Finance BV, 6.85%, due 06/05/15	46,796,966
	64,910,000	Petrobras Global Finance BV, 7.375%, due 01/17/27	70,427,350
	12,765,000	Samarco Mineracao S.A., (Reg. S), 4.125%, due 11/01/22(3)(4)	7,587,516
	2,765,000	Samarco Mineracao S.A., (Reg. S), 5.375%, due 09/26/24(3)(4)	1,645,728

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Brazil (Continued)
	$30,740,000	Vale Overseas, Ltd., 6.875%, due 11/10/39	$34,390,682

		Total Brazil (Cost: $396,225,708)	407,255,689

		Chile (1.8%)
	16,680,000	Corp. Nacional del Cobre de Chile (CODELCO), (144A), 3.625%, due 08/01/27(2)	16,565,325
	15,300,000	Corp. Nacional del Cobre de Chile (CODELCO), (144A), 4.5%, due 08/01/47(2)	15,231,838
	10,480,000	Latam Airlines Group S.A., (Reg. S), 7.25%, due 06/09/20(3)	11,079,666
	20,375,000	Latam Finance, Ltd., (144A), 6.875%, due 04/11/24(2)	20,912,900

		Total Chile (Cost: $62,661,917)	63,789,729

		Colombia (1.8%)
	3,450,000	Avianca Holdings S.A. / Avianca Leasing LLC / Grupo Taca Holdings, Ltd., (Reg. S), 8.375%, due 05/10/20(3)	3,437,063
	18,875,000	Banco de Bogota S.A., (144A), 6.25%, due 05/12/26(2)	20,284,962
	14,050,000	Banco GNB Sudameris S.A., (144A), 6.5%, due 04/03/27(1)(2)	14,606,380
	9,740,000	Colombia Government International Bond, 5%, due 06/15/45	9,915,320
COP	46,500,000,000	Colombian TES, 7.5%, due 08/26/26	16,203,860

		Total Colombia (Cost: $62,238,879)	64,447,585

		Costa Rica (2.5%)
	$19,088,000	Autopistas del Sol S.A., (144A), 7.375%, due 12/30/30(2)	19,803,800
	20,555,000	Banco Nacional de Costa Rica, (144A), 5.875%, due 04/25/21(2)	21,377,200
	9,325,000	Banco Nacional de Costa Rica, (Reg. S), 6.25%, due 11/01/23(3)	9,815,029
	35,919,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44(3)	37,670,051

		Total Costa Rica (Cost: $83,365,723)	88,666,080

		Dominican Republic (2.7%)
	12,005,000	AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad Itabo, S.A., (144A), 7.95%, due 05/11/26(2)	13,080,468
	44,135,000	Dominican Republic International Bond, (144A), 5.95%, due 01/25/27(2)	47,206,796
	30,991,000	Dominican Republic International Bond, (Reg. S), 6.85%, due 01/27/45(3)	34,090,100

		Total Dominican Republic (Cost: $87,829,389)	94,377,364

		Ecuador (1.8%)
	15,915,000	Ecuador Government International Bond, (144A), 9.625%, due 06/02/27(2)	16,312,875

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Ecuador (Continued)
	$21,855,000	Ecuador Government International Bond, (144A), 9.65%, due 12/13/26(2)	$22,456,013
	23,940,000	Ecuador Government International Bond, (Reg. S), 7.95%, due 06/20/24(3)	23,032,674

		Total Ecuador (Cost: $59,220,093)	61,801,562

		Egypt (3.3%)
	24,655,000	Egypt Government International Bond, (144A), 6.125%, due 01/31/22(2)	25,502,515
	49,125,000	Egypt Government International Bond, (144A), 7.5%, due 01/31/27(2)	52,946,925
	34,375,000	Egypt Government International Bond, (144A), 8.5%, due 01/31/47(2)	37,511,719

		Total Egypt (Cost: $111,086,978)	115,961,159

		El Salvador (1.1%)
	28,195,000	El Salvador Government International Bond, (144A), 8.625%, due 02/28/29(2)	29,252,313
	9,000,000	El Salvador Government International Bond, (Reg. S), 7.375%, due 12/01/19(3)	9,146,250

		Total El Salvador (Cost: $37,555,075)	38,398,563

		Gabon (Cost: $13,816,201) (0.4%)
	14,065,000	Gabon Government International Bond, (Reg. S), 6.375%, due 12/12/24(3)	13,783,700

		Ghana (0.7%)
	13,210,000	Ghana Government International Bond, (Reg. S), 7.875%, due 08/07/23(3)	13,664,094
	10,250,000	Ghana Government International Bond, (Reg. S), 8.125%, due 01/18/26(3)	10,595,937

		Total Ghana (Cost: $22,328,013)	24,260,031

		Greece (Cost: $22,630,524) (0.7%)
EUR	19,620,000	Hellenic Republic Government Bond, (Reg. S), 4.375%, due 08/01/22(3)	22,946,936

		Honduras (Cost: $19,224,655) (0.6%)
	$19,085,000	Honduras Government International Bond, (144A), 6.25%, due 01/19/27(2)	20,153,760

		India (1.1%)
	11,250,000	Greenko Dutch BV, (144A), 5.25%, due 07/24/24(2)	11,283,750
	10,632,000	Neerg Energy, Ltd., (144A), 6%, due 02/13/22(2)	10,915,959
	15,760,000	Vedanta Resources PLC, (144A), 6.375%, due 07/30/22(2)	16,390,400

		Total India (Cost: $37,642,000)	38,590,109

		Indonesia (3.0%)
	9,100,000	Indika Energy Capital II Pte, Ltd., (144A), 6.875%, due 04/10/22(2)	9,075,430

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Indonesia (Continued)
	$3,675,000	Indo Energy Finance II BV, (Reg. S), 6.375%, due 01/24/23(3)	$3,516,608
	26,980,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.15%, due 03/29/27(2)	27,603,912
	19,600,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.55%, due 03/29/26(2)	20,616,750
	19,780,000	Perusahaan Penerbit SBSN Indonesia III, (Reg. S), 4.325%, due 05/28/25(3)	20,670,100
	24,420,000	Saka Energi Indonesia PT, (144A), 4.45%, due 05/05/24(2)	24,915,726

		Total Indonesia (Cost: $103,541,339)	106,398,526

		Iraq (Cost: $30,472,456) (1.0%)
	36,095,000	Iraq International Bond, (Reg. S), 5.8%, due 01/15/28(3)	33,252,519

		Ivory Coast (1.0%)
	27,370,000	Ivory Coast Government International Bond, (144A), 6.125%, due 06/15/33(2)	26,885,414
	6,535,000	Ivory Coast Government International Bond, (Reg. S), 6.375%, due 03/03/28(3)	6,719,941

		Total Ivory Coast (Cost: $33,591,587)	33,605,355

		Jamaica (Cost: $14,405,075) (0.4%)
	15,160,000	Digicel Group, Ltd., (Reg. S), 8.25%, due 09/30/20(3)	14,591,500

		Kazakhstan (3.2%)
	56,970,000	KazMunayGas National Co. JSC, (144A), 4.75%, due 04/19/27(2)	56,753,514
	56,795,000	KazMunayGas National Co. JSC, (144A), 5.75%, due 04/19/47(2)	54,830,347

		Total Kazakhstan (Cost: $112,472,349)	111,583,861

		Lebanon (3.4%)
	19,710,000	Lebanon Government International Bond, 6.15%, due 06/19/20	19,962,288
	47,275,000	Lebanon Government International Bond, 6.4%, due 05/26/23	47,747,750
	28,830,000	Lebanon Government International Bond, (Reg. S), 5.45%, due 11/28/19(3)	28,861,425
	21,560,000	Lebanon Government International Bond, (Reg. S), 6%, due 01/27/23(3)	21,338,147

		Total Lebanon (Cost: $118,828,184)	117,909,610

		Mauritius (Cost: $10,687,114) (0.3%)
	10,690,000	Azure Power Energy, Ltd., (144A), 5.5%, due 11/03/22(2)	10,714,053

		Mexico (8.7%)
	13,225,000	Banco Mercantil del Norte S.A., (144A), 6.875%, due 12/31/99(1)(2)	13,886,250
	18,680,000	Banco Mercantil del Norte S.A., (144A), 7.625%, due 12/31/99(1)(2)	19,777,450
MXN	300,000,000	Mexico Government Bond (BONOS), 7.5%, due 06/03/27	17,553,777

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Mexico (Continued)
MXN	290,000,000	Mexico Government Bond (BONOS), 7.75%, due 11/13/42	$17,313,361
MXN	830,000,000	Mexico Government Bond (BONOS), 10%, due 12/05/24	55,112,764
	$25,345,000	Petroleos Mexicanos, 4.625%, due 09/21/23	26,156,040
	45,210,000	Petroleos Mexicanos, 6.5%, due 06/02/41	46,679,325
	41,900,000	Petroleos Mexicanos, 6.625%, due 06/15/35	44,669,590
	47,500,000	Petroleos Mexicanos, (Reg. S), 6.5%, due 03/13/27(3)	52,368,750
	11,270,000	Unifin Financiera S.A.B. de C.V., SOFOM E.N.R., (144A), 7%, due 01/15/25(2)	11,115,601

		Total Mexico (Cost: $294,587,143)	304,632,908

		Mongolia (0.9%)
	9,600,000	Mongolia Government International Bond, (144A), 8.75%, due 03/09/24(2)	10,782,000
	22,230,000	Mongolia Government International Bond, (Reg. S), 5.125%, due 12/05/22(3)	21,438,056

		Total Mongolia (Cost: $31,473,762)	32,220,056

		Oman (2.1%)
	34,545,000	Oman Government International Bond, (144A), 5.375%, due 03/08/27(2)	35,840,438
	36,035,000	Oman Government International Bond, (144A), 6.5%, due 03/08/47(2)	37,657,656

		Total Oman (Cost: $71,173,718)	73,498,094

		Panama (1.8%)
	31,410,000	AES Panama SRL, (144A), 6%, due 06/25/22(2)	33,098,287
	29,825,000	Global Bank Corp., (144A), 4.5%, due 10/20/21(2)	30,481,150

		Total Panama (Cost: $61,373,705)	63,579,437

		Paraguay (Cost: $15,770,116) (0.5%)
	15,850,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19(2)	17,018,938

		Peru (4.0%)
	24,000,000	Orazul Energy Egenor S en C por A, (144A), 5.625%, due 04/28/27(2)	23,136,000
	32,730,000	Petroleos del Peru S.A., (144A), 4.75%, due 06/19/32(2)	38,153,728
	42,400,000	Petroleos del Peru S.A., (144A), 5.625%, due 06/19/47(2)	44,083,280
	20,080,000	Southern Copper Corp., 5.25%, due 11/08/42	20,707,500
	11,810,000	VM Holding S.A., (144A), 5.375%, due 05/04/27(2)	12,238,703

		Total Peru (Cost: $136,151,370)	138,319,211

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Russia (3.8%)
	$15,750,000	Credit Bank of Moscow via CBOM Finance PLC, (144A), 7.5%, due 10/05/27(1)(2)	$15,582,656
	14,065,000	Credit Bank of Moscow via CBOM Finance PLC, (144A), 8.875%, due 12/31/99(1)(2)	13,460,205
	38,480,000	Gazprom OAO via Gaz Capital S.A., (144A), 4.95%, due 03/23/27(2)	38,923,367
	16,151,000	GTH Finance BV, (144A), 7.25%, due 04/26/23(2)	18,114,154
RUB	1,030,000,000	Russian Federal Bond — OFZ, 6.7%, due 05/15/19	16,783,378
RUB	1,000,000,000	Russian Federal Bond — OFZ, 7.7%, due 03/23/33	16,356,043
	$12,425,000	VimpelCom Holdings BV, (144A), 4.95%, due 06/16/24(2)	12,591,495

		Total Russia (Cost: $133,512,444)	131,811,298

		Senegal (Cost: $13,767,850) (0.4%)
	13,660,000	Senegal Government International Bond, (144A), 6.25%, due 05/23/33(2)	14,073,215

		South Africa (3.0%)
	31,300,000	Eskom Holdings SOC, Ltd., (Reg. S), 7.125%, due 02/11/25(3)	31,808,468
	42,230,000	Republic of South Africa Government International Bond, 4.3%, due 10/12/28	40,224,075
ZAR	294,000,000	South Africa Government Bond, 8.75%, due 01/31/44	19,907,881
ZAR	150,000,000	South Africa Government Bond, 10.5%, due 12/21/26	12,719,659

		Total South Africa (Cost: $105,005,232)	104,660,083

		Sri Lanka (2.7%)
	$46,412,000	Sri Lanka Government International Bond, (144A), 6.2%, due 05/11/27(2)	48,050,344
	18,725,000	Sri Lanka Government International Bond, (144A), 6.825%, due 07/18/26(2)	20,256,705
	13,378,000	Sri Lanka Government International Bond, (Reg. S), 5.875%, due 07/25/22(3)	14,046,900
	10,675,000	Sri Lanka Government International Bond, (Reg. S), 6.85%, due 11/03/25(3)	11,571,700

		Total Sri Lanka (Cost: $89,921,999)	93,925,649

		Turkey (6.3%)
	27,100,000	Hazine Mustesarligi Varlik Kiralama A.S., (144A), 5.004%, due 04/06/23(2)	27,896,062
TRY	59,000,000	Turkey Government Bond, 11%, due 03/02/22	17,000,184
	$20,160,000	Turkey Government International Bond, 4.875%, due 10/09/26	20,160,000
	55,360,000	Turkey Government International Bond, 5.75%, due 05/11/47	55,127,488
	63,090,000	Turkey Government International Bond, 6%, due 03/25/27	68,048,874
	17,295,000	Turkiye Garanti Bankasi A.S., (144A), 6.125%, due 05/24/27(1)(2)	17,326,131

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Turkey (Continued)
	$15,885,000	Yapi ve Kredi Bankasi A.S., (144A), 5.85%, due 06/21/24(2)	$16,004,138

		Total Turkey (Cost: $217,566,930)	221,562,877

		Ukraine (4.5%)
	30,453,000	Ukraine Government International Bond, (144A), 0%, due 05/31/40(1)(2)(5)	13,521,132
	48,163,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/23(3)	48,765,037
	42,250,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/25(3)	41,890,875
	25,129,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/26(3)	24,739,501
	25,380,000	Ukreximbank via Biz Finance PLC, (Reg. S), 9.75%, due 01/22/25(3)	26,636,310

		Total Ukraine (Cost: $151,022,309)	155,552,855

		Uruguay (Cost: $9,092,208) (0.3%)
UYU	257,800,000	Uruguay Government International Bond, (144A), 9.875%, due 06/20/22(2)	9,674,905

		Venezuela (3.0%)
	$161,341,000	Petroleos de Venezuela S.A., (Reg. S), 5.375%, due 04/12/27(3)	53,048,921
	41,000,000	Venezuela Government International Bond, 9.25%, due 09/15/27	17,425,000
	23,095,000	Venezuela Government International Bond, 9.375%, due 01/13/34	9,353,475
	64,886,200	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24(3)	25,062,295

		Total Venezuela (Cost: $109,540,509)	104,889,691

		Zambia (Cost: $11,385,000) (0.3%)
	11,385,000	First Quantum Minerals, Ltd., (144A), 7.5%, due 04/01/25(2)	11,715,165

		Total Fixed Income Securities (Cost: $3,204,757,114) (93.6%)	3,266,801,495

Number of Shares		Equity Securities
		Mexico (0.0%)
	2,707,350	Corp. GEO S.A.B. de C.V. (6)	—
	240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R. (6)	—

		Total Mexico (Cost: $—)	—

		Total Equity Securities (Cost: $—) (—%)	—

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Money Market Investments	Value
240,862,184	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (7)	$240,862,184

	Total Money Market Investments (Cost: $240,862,184) (6.9%)	240,862,184

Principal Amount	Short-Term Investments
	Egypt (0.5%)
EGP 154,625,000	Egypt Treasury Bills, 0%, due 08/15/17(5)	8,560,261
EGP 172,200,000	Egypt Treasury Bills, 0%, due 10/03/17(5)	9,258,237

	Total Egypt (Cost: $17,312,891) (0.5%)	17,818,498

	Total Short-Term Investments (Cost: $17,312,891) (0.5%)	17,818,498

	Total Investments (Cost: $3,462,932,189) (101.0%)	3,525,482,177
	Liabilities in Excess of Other Assets (-1.0%)	(33,819,050)

	Total Net Assets (100.0%)	$3,491,663,127

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Bank of America	RUB	2,044,836,658	08/18/17	$34,235,699	$33,882,764	$(352,935)
BNP Paribas S.A.	SAR	75,688,000	06/28/18	20,000,000	20,104,784	104,784
Goldman Sachs International	TRY	127,000,000	08/28/17	35,430,325	35,722,724	292,399

				$89,666,024	$89,710,272	$44,248

SELL (9)
Bank of America	MXN	663,685,463	08/11/17	$34,215,000	$37,129,561	$(2,914,561)
Bank of America	RUB	2,044,836,658	08/18/17	35,350,000	33,882,764	1,467,236
Bank of America	SAR	10,559,508	05/20/19	2,782,479	2,773,297	9,182
BNP Paribas S.A.	BRL	113,027,900	10/13/17	34,000,000	35,719,470	(1,719,470)
Citibank N.A.	SAR	65,340,492	05/20/19	17,217,521	17,160,706	56,815
Citibank N.A.	TRY	63,367,920	08/28/17	17,780,000	17,824,210	(44,210)
Citibank N.A.	ZAR	475,222,410	09/27/17	35,100,000	35,691,241	(591,241)
Goldman Sachs International	MXN	313,372,800	08/11/17	17,280,000	17,531,489	(251,489)
Goldman Sachs International	ZAR	227,587,500	09/27/17	17,340,000	17,092,797	247,203

				$211,065,000	$214,805,535	$(3,740,535)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Credit Default Swaps—Buy Protection

Notional Amount(10)	Implied Credit Spread(11)	Expiration Date	Counterparty & Reference Entity	Fixed Deal Pay Rate	Unrealized Appreciation	Premium Paid (Received)	Value(12)
OTC Swaps
$19,700,000	0.65%	6/20/22	Deutsche Bank AG, China Government Bond, 7.5%, due 10/28/27	1%	$(269,614)	$(52,586)	$(322,200)
15,900,000	0.65%	6/20/22	Bank of America, China Government Bond, 7.5%, due 10/28/27	1%	(231,133)	(28,916)	(260,049)
31,900,000	1.27%	6/20/22	Citibank N.A., Colombia Government Bond 10.375%, 01/28/33	1%	(384,483)	759,675	375,192
11,400,000	1.13%	6/20/22	Deutsche Bank AG, Indonesia Government Bond, 5.875%, due 03/13/20	1%	(171,224)	230,373	59,149
10,685,000	1.13%	6/20/22	Bank of America, Indonesia Government Bond, 5.875%, due 03/13/20	1%	(172,943)	228,382	55,439
31,650,000	1.03%	6/20/22	Bank of America, Mexico Government Bond, 5.95%, 03/19/19	1%	(834,073)	866,970	32,897
16,350,000	1.03%	6/20/22	Citibank N.A., Mexico Government Bond, 5.95%, 03/19/19	1%	(358,441)	375,435	16,994
112,410,000	0.58%	6/20/22	Citibank N.A., Republic of Korea, 7.125%, 04/16/19	1%	324,602	(2,544,621)	(2,220,019)
17,370,000	0.58%	6/20/22	Barclays Capital, Republic of Korea, 7.125%, 04/16/19	1%	5,314	(348,359)	(343,045)

					$(2,091,995)	$(513,647)	$(2,605,642)

Notes to the Schedule of Investments:
ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
COP	-	Colombian Peso.
EGP	-	Egyptian Pound.
EUR	-	Euro Currency.
MXN	-	Mexican Peso.
RUB	-	Russian Ruble.
SAR	-	Saudi Riyal.
TRY	-	Turkish New Lira.
USD	-	U.S. Dollar.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.
OTC		Over the Counter.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2017.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2017, the value of these securities amounted to $1,377,738,955 or 39.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2017, the value of these securities amounted to $774,711,376 or 22.2% of net assets.

(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(5)	Security is not accruing interest.

(6)	Non-income producing security.

(7)	Rate disclosed is the 7-day net yield as of July 31, 2017.

(8)	Fund buys foreign currency, sells U.S. Dollar.

(9)	Fund sells foreign currency, buys U.S. Dollar.

(10)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(11)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(12)	The value of a credit default swap agreements serves as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Airlines	1.0
Banks	7.5
Building Materials	0.3
Commercial Services	0.5
Diversified Financial Services	0.3
Electric	3.4
Energy-Alternate Sources	0.9
Engineering & Construction	0.7
Foreign Government Bonds	54.4
Iron & Steel	1.6
Mining	2.6
Municipal Bonds	0.8
Oil & Gas	18.3
Short Term Investments	0.5
Telecommunications	1.3
Money Market Investments	6.9

Total	101.0%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
Miscellaneous Manufacturers	$—	$—	$—	$—
Fixed Income Securities
Government Regional/Local	—	26,680,000	—	26,680,000
Airlines	—	35,429,629	—	35,429,629
Banks	—	259,677,332	—	259,677,332
Building Materials	—	11,618,268	—	11,618,268
Commercial Services	—	19,803,800	—	19,803,800
Diversified Financial Services	—	11,115,601	—	11,115,601
Electric	—	119,553,937	—	119,553,937
Energy-Alternate Sources	—	32,913,762	—	32,913,762
Engineering & Construction	—	26,907,791	—	26,907,791
Foreign Government Bonds	—	1,887,624,568	—	1,887,624,568
Iron & Steel	—	52,976,346	—	52,976,346
Mining	—	92,848,931	—	92,848,931
Oil & Gas	—	644,354,381	—	644,354,381
Telecommunications	—	45,297,149	—	45,297,149

Total Fixed Income Securities	—	3,266,801,495	—	3,266,801,495

Money Market Investments	240,862,184	—	—	240,862,184
Short-Term Investments	—	17,818,498	—	17,818,498

Total Investments	240,862,184	3,284,619,993	—	3,525,482,177

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,177,619	—	2,177,619
Swap Agreements
Credit Risk	—	539,671	—	539,671

Total	$240,862,184	$3,287,337,283	$—	$3,528,199,467

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(5,873,906)	$—	$(5,873,906)
Swap Agreements
Credit Risk	—	(3,145,313)	—	(3,145,313)

Total	$—	$(9,019,219)	$—	$(9,019,219)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Argentina (3.3% of Net Assets)
ARS	21,000,000	Argentina Bonar Bonds, 22.242%, due 04/03/22(1)	$1,150,648
ARS	26,840,000	Argentina POM Politica Monetaria, 26.25%, due 06/21/20(1)	1,598,892
ARS	19,000,000	Argentina Treasury Bond (BONCER), 2.5%, due 07/22/21	1,271,468
ARS	1,454,227	Argentine Bonos del Tesoro, 18.2%, due 10/03/21	85,236
ARS	11,780,000	Banco Hipotecario S.A., (144A), 22.417%, due 01/12/20(1)(2)	662,404
ARS	560,000	YPF S.A., (144A), 24.104%, due 07/07/20(1)(2)	577,909

		Total Argentina (Cost: $5,955,303)	5,346,557

		Brazil (13.1%)
BRL	24,105,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	7,902,125
BRL	3,900,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	1,267,070
BRL	16,700,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/25	5,391,778
BRL	21,080,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	6,774,880

		Total Brazil (Cost: $17,046,624)	21,335,853

		Colombia (6.9%)
COP	12,231,900,000	Colombian TES (Treasury) Bond, 7%, due 05/04/22	4,194,344
COP	5,250,000,000	Colombian TES (Treasury) Bond, 7.5%, due 08/26/26	1,829,468
COP	6,082,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	2,420,716
COP	7,260,000,000	Colombian TES (Treasury) Bond, 11%, due 07/24/20	2,746,762

		Total Colombia (Cost: $10,651,072)	11,191,290

		Greece (Cost: $1,049,632) (0.7%)
EUR	910,000	Hellenic Republic Government Bond, (Reg. S), 4.375%, due 08/01/22(3)	1,064,307

		Hungary (Cost: $7,286,279) (4.5%)
HUF	1,920,000,000	Hungary Government Bond, 3%, due 10/27/27	7,379,440

		India (2.6%)
INR	80,000,000	India Government Bond, 7.72%, due 05/25/25	1,311,837
INR	180,000,000	Rural Electrification Corp., Ltd., 8.82%, due 04/12/23	2,998,026

		Total India (Cost: $4,124,345)	4,309,863

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Indonesia (10.5%)
IDR	46,803,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/34	$3,778,945
IDR	61,000,000,000	Indonesia Treasury Bond, 8.25%, due 07/15/21	4,812,838
IDR	49,641,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	4,223,993
IDR	53,428,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/24	4,310,470

		Total Indonesia (Cost: $16,084,384)	17,126,246

		Malaysia (6.4%)
MYR	5,200,000	Malaysia Government Bond, 3.48%, due 03/15/23	1,188,780
MYR	5,578,000	Malaysia Government Bond, 3.659%, due 10/15/20	1,304,769
MYR	7,000,000	Malaysia Government Bond, 3.759%, due 03/15/19	1,646,765
MYR	6,000,000	Malaysia Government Bond, 3.8%, due 08/17/23	1,389,466
MYR	2,800,000	Malaysia Government Bond, 4.16%, due 07/15/21	664,440
MYR	9,960,000	Malaysia Government Bond, 4.254%, due 05/31/35	2,254,211
MYR	8,300,000	Malaysia Government Bond, 4.048%, due 09/30/21	1,960,866

		Total Malaysia (Cost: $10,385,627)	10,409,297

		Mexico (12.3%)
MXN	76,400,000	Mexico Government Bond (BONOS), 8%, due 12/07/23	4,550,204
MXN	73,500,000	Mexico Government Bond (BONOS), 6.5%, due 06/10/21	4,086,136
MXN	37,100,000	Mexico Government Bond (BONOS), 6.5%, due 06/09/22	2,057,537
MXN	65,000,000	Mexico Government Bond (BONOS), 7.5%, due 06/03/27	3,803,318
MXN	49,700,000	Mexico Government Bond (BONOS), 7.75%, due 11/13/42	2,967,152
MXN	19,000,000	Mexico Government Bond (BONOS), 10%, due 12/05/24	1,261,617
MXN	22,240,000	Petroleos Mexicanos, (Reg. S), 7.19%, due 09/12/24(3)	1,120,648
MXN	3,700,000	Petroleos Mexicanos, (Reg. S), 7.65%, due 11/24/21(3)	200,621

		Total Mexico (Cost: $18,740,339)	20,047,233

		Peru (3.8%)
PEN	4,100,000	Peru Government Bond, (Reg. S), 6.15%, due 08/12/32(3)	1,320,273
PEN	3,300,000	Peruvian Government International Bond, (144A), 6.35%, due 08/12/28(2)	1,087,028
PEN	4,181,000	Peruvian Government International Bond, (Reg. S), 6.714%, due 02/12/55(3)	1,362,954
PEN	6,931,000	Peruvian Government International Bond, (Reg. S), 6.95%, due 08/12/31(3)	2,390,818

		Total Peru (Cost: $5,509,470)	6,161,073

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Russia (6.1%)
RUB	112,500,000	Russian Federal Bond — OFZ, 7.4%, due 12/07/22	$1,832,388
RUB	98,000,000	Russian Federal Bond — OFZ, 7%, due 08/16/23	1,566,290
RUB	103,000,000	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	1,629,621
RUB	115,000,000	Russian Federal Bond — OFZ, 7.6%, due 04/14/21	1,895,281
RUB	94,000,000	Russian Federal Bond — OFZ, 8.5%, due 09/17/31	1,662,778
RUB	82,000,000	Russian Federal Bond — OFZ, 7.7%, due 03/23/33	1,341,196

		Total Russia (Cost: $9,922,868)	9,927,554

		Serbia (2.4%)
RSD	252,500,000	Serbia Treasury Bond, 10%, due 02/05/22	2,950,790
RSD	91,300,000	Serbia Treasury Bond, 5.75%, due 07/21/23	916,234

		Total Serbia (Cost: $3,417,457)	3,867,024

		South Africa (8.8%)
ZAR	56,600,000	South Africa Government Bond, 8.75%, due 01/31/44	3,832,606
ZAR	52,600,000	South Africa Government Bond, 7%, due 02/28/31	3,301,074
ZAR	41,500,000	South Africa Government Bond, 8.875%, due 02/28/35	2,944,861
ZAR	50,694,062	South Africa Government Bond, 10.5%, due 12/21/26	4,298,741

		Total South Africa (Cost: $14,317,823)	14,377,282

		Sri Lanka (Cost: $974,593) (0.6%)
LKR	152,000,000	Sri Lanka Government Bonds, 10.75%, due 03/01/21	999,426

		Turkey (9.4%)
TRY	7,100,000	Turkey Government Bond, 11%, due 03/02/22	2,045,785
TRY	11,941,148	Turkey Government Bond, 8.3%, due 06/20/18	3,298,375
TRY	15,700,000	Turkey Government Bond, 8.8%, due 11/14/18	4,316,370
TRY	6,600,000	Turkey Government Bond, 9.2%, due 09/22/21	1,786,897
TRY	6,325,000	Turkey Government Bond, 10.5%, due 01/15/20	1,783,167
TRY	4,720,000	Turkey Government Bond, 10.7%, due 02/17/21	1,341,529
TRY	2,800,000	Turkey Government Bond, 11.1%, due 05/15/19	792,894

		Total Turkey (Cost: $15,664,598)	15,365,017

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Uruguay (Cost: $1,128,591) (0.7%)
UYU	32,000,000	Uruguay Government International Bond, (144A), 9.875%, due 06/20/22(2)	$1,200,919

		Total Fixed Income Securities (Cost: $142,259,005) (92.1%)	150,108,381

Number of Shares		Money Market Investments
	8,388,712	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (4)	8,388,712

		Total Money Market Investments (Cost: $8,388,712) (5.1%)	8,388,712

Principal Amount		Short-Term Investments
		Egypt (1.5%)
EGP	18,000,000	Egypt Treasury Bills, 0%, due 08/15/17(5)	996,506
EGP	5,800,000	Egypt Treasury Bills, 0%, due 10/10/17(5)	310,987
EGP	20,000,000	Egypt Treasury Bills, 0%, due 09/19/17(5)	1,086,464

		Total Egypt (Cost: $2,386,675)	2,393,957

		Total Short-Term Investments (Cost: $2,386,675) (1.5%)	2,393,957

		Total Investments (Cost: $153,034,392) (98.7%)	160,891,050
		Excess of Other Assets over Liabilities (1.3%)	2,187,888

		Total Net Assets (100.0%)	$163,078,938

Written Options—OTC

Notional Amount	Description	Premiums (Received)	Value
$1,480,000	USD Call / TRY Put, Strike Price TRY 3.59, Expires 8/4/17(6)	$(26,699)	$(490)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (7)
Bank of America	COP	7,632,500,000	09/22/17	$2,500,000	$2,526,507	$26,507
Bank of America	EUR	6,200,000	10/24/17	7,247,800	7,342,304	94,504
Bank of America	INR	146,092,500	08/09/17	2,257,999	2,275,363	17,364
Bank of America	MXN	4,401,961	08/11/17	235,000	246,266	11,266
Bank of America	PLN	44,454,480	08/30/17	11,930,000	12,313,991	383,991
Bank of America	RUB	185,238,645	08/18/17	3,076,989	3,069,388	(7,601)
Bank of America	THB	48,128,960	08/02/17	1,400,000	1,446,335	46,335
Bank of America	THB	331,868,250	11/02/17	9,975,000	9,976,499	1,499
Bank of America	TRY	2,829,385	08/28/17	790,000	795,853	5,853
Bank of America	ZAR	17,957,460	08/16/17	1,385,072	1,357,945	(27,127)
BNP Paribas S.A.	CZK	66,086,160	08/10/17	2,830,000	2,990,542	160,542
BNP Paribas S.A.	HUF	1,860,705,000	10/19/17	7,000,000	7,234,987	234,987
Goldman Sachs International	CLP	2,005,301,500	09/20/17	3,025,000	3,076,515	51,515
Goldman Sachs International	PLN	10,985,977	08/30/17	2,969,999	3,043,140	73,141
Goldman Sachs International	TRY	9,047,560	08/28/17	2,518,917	2,544,909	25,992
Standard Chartered PLC	CNY	19,776,550	08/07/17	2,900,000	2,938,148	38,148
Standard Chartered PLC	THB	348,766,275	08/02/17	10,075,000	10,480,858	405,858

				$72,116,776	$73,659,550	$1,542,774

SELL (8)
Bank of America	HUF	1,860,705,000	10/19/17	$7,139,259	$7,234,987	$(95,728)
Bank of America	INR	146,092,500	08/09/17	2,250,000	2,275,363	(25,363)
Bank of America	MXN	59,647,313	08/11/17	3,075,000	3,336,940	(261,940)
Bank of America	RUB	121,475,445	08/18/17	2,100,000	2,012,837	87,163
Bank of America	SGD	1,773,657	08/10/17	1,265,000	1,306,965	(41,965)
Bank of America	THB	396,895,235	08/02/17	11,866,826	11,927,193	(60,367)
Bank of America	TWD	71,159,400	10/05/17	2,340,000	2,363,202	(23,202)
Bank of America	ZAR	17,957,460	08/16/17	1,325,000	1,357,945	(32,945)
BNP Paribas S.A.	BRL	17,353,107	10/13/17	5,220,000	5,483,989	(263,989)
Citibank N.A.	ZAR	39,466,477	09/27/17	2,915,000	2,964,102	(49,102)
Goldman Sachs International	COP	7,632,500,000	09/22/17	2,498,364	2,526,507	(28,143)
Goldman Sachs International	MXN	25,899,531	08/11/17	1,430,000	1,448,936	(18,936)
Goldman Sachs International	PLN	725,953	08/30/17	200,000	201,091	(1,091)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

Goldman Sachs International	RUB	63,763,200	08/18/17	1,080,000	1,056,551	23,449
Goldman Sachs International	TRY	10,256,400	08/28/17	2,800,000	2,884,933	(84,933)
Goldman Sachs International	ZAR	20,146,875	09/27/17	1,535,000	1,513,117	21,883
Standard Chartered PLC	PLN	2,119,436	08/30/17	579,999	587,088	(7,089)

				$49,619,448	$50,481,746	$(862,298)

Cross Currency Forward Contracts

Counterparty	Contracts to Deliver/ Units of Currency		Settlement Date	Contracts to Receive/ Units of Currency		Unrealized Appreciation (Depreciation)
Bank of America	EUR	4,275,000	08/07/17	CZK	114,753,825	$150,220
Bank of America	CZK	61,589,600	08/07/17	EUR	2,305,000	(68,169)
Goldman Sachs International	EUR	4,250,000	12/18/17	CZK	113,529,715	139,834

						$221,885

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
CZK	-	Czech Koruna.
EGP	-	Egyptian Pound.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
LKR	-	Sri Lankan Rupee.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
PEN	-	Peruvian Nouveau Sol.
PLN	-	Polish Zloty.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
SGD	-	Singapore Dollar.
THB	-	Thai Baht.
TRY	-	Turkish New Lira.
TWD	-	Taiwan Dollar.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2017.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2017, the value of these securities amounted to $3,528,260 or 2.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2017

(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2017, the value of these securities amounted to $7,459,621 or 4.6% of net assets.

(4)	Rate disclosed is the 7-day net yield as of July 31, 2017.

(5)	Security is not accruing interest.

(6)	Over-the-counter traded option; Counterparty — Bank of America.

(7)	Fund buys foreign currency, sells U.S. Dollar.

(8)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Banks	0.4%
Currency Options	0.0 *
Diversified Financial Services	1.8
Foreign Government Bonds	88.8
Oil & Gas	1.1
Short-Term Investments	1.5
Money Market Investments	5.1

Total	98.7%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$662,404	$—	$662,404
Diversified Financial Services	—	2,998,026	—	2,998,026
Foreign Government Bonds	—	144,548,773	—	144,548,773
Oil & Gas	—	1,899,178	—	1,899,178

Total Fixed Income Securities	—	150,108,381	—	150,108,381

Money Market Investments	8,388,712	—	—	8,388,712

Short-Term Investments	—	2,393,957	—	2,393,957

Total Investments	8,388,712	152,502,338	—	160,891,050

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,000,051	—	2,000,051

Total	$8,388,712	$154,502,389	$—	$162,891,101

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,097,690)	$—	$(1,097,690)
Written Options
Foreign Currency Risk	—	(490)	—	(490)

Total	$—	$(1,098,180)	$—	$(1,098,180)

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.5% of Net Assets)
$ 9,209	Educational Services of America, Inc. (12-2-A), (144A), 1.962%, due 04/25/39 (1)(2)	$9,210
5,135	Nelnet Student Loan Trust (12-5A-A), (144A), 1.832%, due 10/27/36 (1)(2)	5,106
4,331	Scholar Funding Trust (11-A-A), (144A), 2.214%, due 10/28/43 (1)(2)	4,287

	Total Asset-Backed Securities (Cost: $18,765)	18,603

	Commercial Mortgage-Backed Securities — Agency (1.1%)
8,067	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 1.582%, due 09/25/21 (2)	8,077
5,248	Federal National Mortgage Association (13-M4-ASQ2), 1.451%, due 02/25/18	5,242

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $13,321)	13,319

	Commercial Mortgage-Backed Securities — Non-Agency (Cost: $2,962) (0.9%)
1,579,897	LB-UBS Commercial Mortgage Trust (06-C6-XCL), (144A), 0.485%, due 09/15/39 (I/O)(1)(2)(3)	11,530

	Residential Mortgage-Backed Securities — Agency (Cost: $15,728) (1.3%)
16,131	Federal National Mortgage Association (05-W3-2AF), 1.452%, due 03/25/45 (2)	15,748

	Residential Mortgage-Backed Securities — Non-Agency (16.5%)
4,398	Bear Stearns Alt-A Trust (04-13-A1), 1.972%, due 11/25/34 (2)	4,353
723	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 2.032%, due 08/25/43 (2)	725
6,673	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	6,765
56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.78%, due 01/25/35	57,554
531	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	533
11,473	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 2.252%, due 11/25/33 (2)	11,230
12,443	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 2.232%, due 08/25/34 (2)	12,146
2,817	Homestar Mortgage Acceptance Corp. (04-5-A1), 2.132%, due 10/25/34 (2)	2,830
31,941	JPMorgan Mortgage Trust (05-A6-7A1), 3.253%, due 08/25/35 (2)(4)	30,910
26,961	MASTR Seasoned Securitization Trust (05-1-4A1), 3.002%, due 10/25/32 (2)	27,153
27,281	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	29,050
7,133	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 2.132%, due 07/25/34 (2)	7,037
14,556	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	14,671

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $182,788)	204,957

	Corporate Bonds (16.6%)
	Airlines (Cost: $42,384) (3.7%)
40,771	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	45,333

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Banks (Cost: $75,072) (6.1%)
$ 75,000	Citigroup, Inc., 2.882%, due 05/15/18(2)	$75,880

	Insurance (Cost: $68,091) (5.6%)
70,000	Nationwide Mutual Insurance Co., (144A), 3.536%, due 12/15/24 (1)(2)	70,175

	REIT (Cost: $14,817) (1.2%)
15,000	HCP, Inc., 3.15%, due 08/01/22	15,245

	Total Corporate Bonds (Cost: $200,364)	206,633

	Total Fixed Income Securities (Cost: $433,928) (37.9%)	470,790

Number of Shares	Money Market Investments
199,543	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (5)(6)	199,543

	Total Money Market Investments (Cost: $199,543) (16.1%)	199,543

Principal Amount	Short-Term Investments
	U.S. Treasury Securities (39.3%)
$170,000	U.S. Treasury Bill, 0.858%, due 08/10/17(7)	169,960
100,000	U.S. Treasury Bill, 1.079%, due 01/04/18(7)	99,538
120,000	U.S. Treasury Bill, 1.108%, due 01/11/18(7)	119,406
100,000	U.S. Treasury Bill, 1.12%, due 01/18/18(7)	99,478

	Total U.S. Treasury Securities (Cost: $488,376)	488,382

	Total Short-Term Investments (Cost: $488,376) (39.3%)	488,382

	Total Investments (Cost: $1,121,847) (93.3%)	1,158,715
	Excess of Other Assets over Liabilities (6.7%)	83,461

	Net Assets (100.0%)	$1,242,176

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2017

Total Return Swaps (6)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$1,222,503	8/22/17	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(8)	$20,594	$—	$20,594

					$20,594	$—	$20,594

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
OTC	Over the Counter.
REIT	Real Estate Investment Trust.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2017, the value of these securities amounted to $100,308 or 8.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2017.

(3)	Restricted security (Note 3).

(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted as a result.

(5)	Rate disclosed is the 7-day net yield as of July 31, 2017.

(6)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(7)	Rate shown represents yield-to-maturity.

(8)	Custom Index has exposure to the following commodities: HRW Wheat, Cotton, Lean Hogs, Soybean Meal, Nickel Primary, Soybean Oil, Zinc High Grade, RBOB Gasoline, SRW Wheat, Heating Oil, Silver, Coffee ‘C’ Arabica, Sugar #11, Live Cattle, Soybeans, Brent Crude Oil, Aluminum Primary, Corn, Copper High Grade, WTI Crude Oil, Natural Gas, and Gold.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Airlines	3.7%
Asset-Backed Securities	1.5
Banks	6.1
Commercial Mortgage-Backed Securities — Agency	1.1
Commercial Mortgage-Backed Securities — Non-Agency	0.9
Insurance	5.6
REIT	1.2
Residential Mortgage-Backed Securities — Agency	1.3
Residential Mortgage-Backed Securities — Non-Agency	16.5
U.S. Treasury Securities	39.3
Money Market Investments	16.1

Total	93.3%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$18,603	$—	$18,603
Commercial Mortgage-Backed Securities — Agency	—	13,319	—	13,319
Commercial Mortgage-Backed Securities — Non-Agency	—	—	11,530	11,530
Residential Mortgage-Backed Securities — Agency	—	15,748	—	15,748
Residential Mortgage-Backed Securities — Non-Agency	—	204,957	—	204,957
Corporate Bonds	—	206,633	—	206,633

Total Fixed Income Securities	—	459,260	11,530	470,790

Money Market Investments	199,543	—	—	199,543
Short-Term Investments	488,382	—	—	488,382

Total Investments	687,925	459,260	11,530	1,158,715

Asset Derivatives
Swap Agreements
Credit Risk	—	20,594	—	20,594

Total	$687,925	$479,854	$11,530	$1,179,309

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (19.9% of Net Assets)
	Aerospace/Defense (0.3%)
$50,000	United Technologies Corp., 1.778%, due 05/04/18	$50,084

	Airlines (1.0%)
19,005	Continental Airlines, Inc. Pass-Through Trust, (01-1A-1), 6.703%, due 12/15/22 (EETC)	20,050
73,470	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	82,644
15,316	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	17,118
45,034	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	50,840

	Total Airlines	170,652

	Auto Manufacturers (0.6%)
50,000	Ford Motor Credit Co. LLC, 2.375%, due 01/16/18	50,144
50,000	General Motors Co., 3.5%, due 10/02/18	50,936

	Total Auto Manufacturers	101,080
	Banks (6.2%)
45,000	Abbey National Treasury Services PLC (United Kingdom), (Reg. S), 1.75%, due 01/15/18(1)	53,546
40,000	Bank of America Corp., 5.65%, due 05/01/18	41,159
15,000	Bank of America Corp., 6.875%, due 04/25/18	15,556
200,000	BBVA Bancomer S.A. (Mexico), (144A), 6.75%, due 09/30/22(2)	227,720
50,000	Citigroup, Inc., 2.5%, due 09/26/18	50,430
50,000	Citigroup, Inc., 6.125%, due 05/15/18	51,701
110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	112,120
100,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	102,908
40,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18(2)	41,440
100,000	JPMorgan Chase & Co., 3.9%, due 07/15/25	105,184
75,000	Morgan Stanley, 6.625%, due 04/01/18	77,400
55,000	Wachovia Corp., 5.75%, due 02/01/18	56,142
85,000	Wells Fargo & Co., 3%, due 04/22/26	83,730

	Total Banks	1,019,036
	Beverages (0.3%)
14,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	14,500
24,000	Anheuser-Busch InBev Finance, Inc., 4.9%, due 02/01/46	27,136

	Total Beverages	41,636
	Biotechnology (0.6%)
22,000	Amgen, Inc., 4.663%, due 06/15/51	23,934
20,000	Baxalta, Inc., 2.875%, due 06/23/20	20,441
20,000	Celgene Corp., 3.875%, due 08/15/25	21,224

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Biotechnology (Continued)
$40,000	Gilead Sciences, Inc., 2.95%, due 03/01/27	$39,551

	Total Biotechnology	105,150

	Commercial Services (0.0%)
4,000	CDK Global, Inc., 5%, due 10/15/24	4,250

	Diversified Financial Services (0.3%)
50,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18(2)	52,781

	Electric (1.6%)
50,000	AEP Texas Central Co., (144A), 3.85%, due 10/01/25(2)	52,399
50,000	FirstEnergy Transmission LLC, (144A), 4.35%, due 01/15/25(2)	53,174
75,000	IPALCO Enterprises, Inc., 5%, due 05/01/18	76,430
40,000	ITC Holdings Corp., 3.65%, due 06/15/24	41,468
40,000	MidAmerican Energy Co., 3.1%, due 05/01/27	40,434

	Total Electric	263,905

	Food (0.2%)
35,000	Kraft Heinz Foods Co., 3.95%, due 07/15/25	36,231

	Healthcare-Products (0.2%)
40,000	Abbott Laboratories, 3.75%, due 11/30/26	41,344

	Healthcare-Services (0.4%)
50,000	Anthem, Inc., 3.5%, due 08/15/24	51,790
8,000	Centene Corp., 4.75%, due 01/15/25	8,360
3,000	DaVita, Inc., 5.125%, due 07/15/24	3,090
3,000	Molina Healthcare, Inc., (144A), 4.875%, due 06/15/25(2)	3,060

	Total Healthcare-Services	66,300

	Insurance (0.6%)
80,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53(2)(3)	91,275

	Media (0.4%)
20,000	21st Century Fox America, Inc., 4.95%, due 10/15/45	22,018
5,000	CCO Holdings LLC / CCO Holdings Capital Corp., (144A), 5.125%, due 05/01/27 (2)	5,166
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, due 10/23/45	35,480

	Total Media	62,664

	Miscellaneous Manufacturers (1.1%)
200,000	General Electric Capital Corp., 1.662%, due 08/15/36(3)	179,194

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (0.0%)
$3,000	Parsley Energy LLC / Parsley Finance Corp., (144A), 5.375%, due 01/15/25(2)	$3,075
4,000	QEP Resources, Inc., 5.375%, due 10/01/22	3,955

	Total Oil & Gas	7,030
	Packaging & Containers (0.1%)
4,000	Crown Americas LLC / Crown Americas Capital Corp. V, (144A), 4.25%, due 09/30/26 (2)	4,040
8,000	Graphic Packaging International, Inc., 4.875%, due 11/15/22	8,500

	Total Packaging & Containers	12,540
	Pharmaceuticals (0.6%)
25,000	AbbVie, Inc., 4.5%, due 05/14/35	26,727
20,000	Actavis Funding SCS (Luxembourg), 3.8%, due 03/15/25	20,824
25,000	AstraZeneca PLC (United Kingdom), 3.375%, due 11/16/25	25,706
20,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (2)	17,325
6,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25 (2)	5,137

	Total Pharmaceuticals	95,719
	Pipelines (0.3%)
50,000	Energy Transfer Partners LP, 5.15%, due 03/15/45	48,800
	REIT (3.1%)
25,000	Alexandria Real Estate Equities, Inc., 3.95%, due 01/15/27	25,701
50,000	HCP, Inc., 3.15%, due 08/01/22	50,817
100,000	SL Green Realty Corp., 5%, due 08/15/18	103,077
50,000	Ventas Realty LP / Ventas Capital Corp., 4%, due 04/30/19	51,636
200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC, (144A), 1.75%, due 09/15/17(2)	199,989
70,000	Welltower, Inc., 4.125%, due 04/01/19	72,386

	Total REIT	503,606
	Retail (0.4%)
4,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, (144A), 5.25%, due 06/01/26 (2)	4,245
60,000	Walgreens Boots Alliance, Inc., 3.45%, due 06/01/26	60,247

	Total Retail	64,492
	Software (0.4%)
25,000	Microsoft Corp., 2.4%, due 08/08/26	24,121
25,000	Microsoft Corp., 4.45%, due 11/03/45	27,721

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
		Software (Continued)
	$7,000	Quintiles IMS, Inc., (144A), 4.875%, due 05/15/23 (2)	$7,280

		Total Software	59,122

		Telecommunications (1.2%)
	45,000	AT&T, Inc., 3.4%, due 05/15/25	44,400
	25,000	AT&T, Inc., 4.125%, due 02/17/26	25,661
	40,000	AT&T, Inc., 5.45%, due 03/01/47	42,142
	4,000	Intelsat Jackson Holdings S.A. (Luxembourg), (144A), 9.75%, due 07/15/25 (2)	4,140
	75,000	Verizon Communications, Inc., 4.862%, due 08/21/46	74,137

		Total Telecommunications	190,480

		Total Corporate Bonds (Cost: $3,081,289)	3,267,371

		Municipal Bonds (0.5%)
	40,000	Alabama Economic Settlement Authority, Revenue Bond, 4.263%, due 09/15/32	41,990
	50,000	California Health Facilities Financing Authority, Revenue Bond, 3%, due 10/01/41	45,259

		Total Municipal Bonds (Cost: $80,273)	87,249

		Foreign Government Bonds (39.0%)
AUD	186,000	Australia Government Bond, (Reg. S), 2.75%, due 04/21/24(1)	151,652
EUR	69,000	Bundesrepublik Deutschland (Germany), (Reg. S), 0%, due 08/15/26(1)(4)	78,457
EUR	360,000	Bundesrepublik Deutschland (Germany), (Reg. S), 2.25%, due 09/04/21(1)	470,964
CAD	430,000	Canada Housing Trust No. 1, (144A), 3.35%, due 12/15/20(2)	361,990
CAD	215,000	Canadian Government Bond, 0.5%, due 03/01/22	163,225
DKK	900,000	Denmark Government Bond, 1.75%, due 11/15/25	158,847
EUR	373,000	France Government Bond OAT, (Reg. S), 2.5%, due 05/25/30(1)	514,578
EUR	65,000	France Government Bond OAT, (Reg. S), 3.25%, due 10/25/21(1)	87,963
EUR	55,000	Ireland Government Bond, (Reg. S), 3.4%, due 03/18/24(1)	77,715
ILS	280,000	Israel Government Bond, 5.5%, due 01/31/22	95,386
EUR	482,000	Italy Buoni Poliennali Del Tesoro, 4.5%, due 03/01/24	679,335
JPY	95,800,000	Japan Government Ten-Year Bond, 1%, due 09/20/21	905,340
JPY	45,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	522,321
JPY	8,700,000	Japan Government Twenty Year Bond, 0.5%, due 09/20/36	78,055
KRW	144,000,000	Korea Treasury Bond, 1.875%, due 06/10/26	125,269
MYR	525,000	Malaysia Government Bond, 3.955%, due 09/15/25	121,523
NOK	1,350,000	Norway Government Bond, (Reg. S), 3.75%, due 05/25/21(1)	188,759
PLN	265,000	Poland Government Bond, 3.25%, due 07/25/25	73,863
	$50,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24(1)	55,095
EUR	515,000	Spain Government Bond, (Reg. S), 2.75%, due 10/31/24(1)	683,838
SEK	500,000	Sweden Government Bond, 3.5%, due 06/01/22	72,152

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Fixed Income Securities	Value
GBP	500,000	United Kingdom Gilt, (Reg. S), 2.75%, due 09/07/24(1)	$745,461

		Total Foreign Government Bonds (Cost: $6,839,566)	6,411,788

		Asset-Backed Securities (4.1%)
	$40,000	Dryden Senior Loan Fund, (144A), 2.804%, due 04/15/27(2)(3)	40,327
	30,215	Educational Funding of the South, Inc. (11-1-A2), 1.964%, due 04/25/35(3)	30,093
	20,000	Magnetite XI, Ltd. (14-11A-A1R), (144A), 2.424%, due 01/18/27(2)(3)	20,003
	30,000	Magnetite XII, Ltd. (15-12A-AR), (144A), 2.634%, due 04/15/27(2)(3)	30,165
	80,000	Navient Student Loan Trust (14-8-A3), 1.832%, due 05/27/49(3)	79,741
	50,000	Navient Student Loan Trust (16-2-A3), (144A), 2.732%, due 06/25/65(2)(3)	51,477
	115,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.5%, due 02/25/36(2)(3)	109,479
	63,782	SLC Student Loan Trust (08-1-A4A), 2.846%, due 12/15/32(3)	66,230
	50,000	SLM Student Loan Trust (07-3-A4), 1.374%, due 01/25/22(3)	48,233
	58,858	SLM Student Loan Trust (07-6-A4), 1.694%, due 10/25/24(3)	58,555
	14,180	SLM Student Loan Trust (08-9-A), 2.814%, due 04/25/23(3)	14,542
	50,000	SLM Student Loan Trust (11-2-A2), 2.432%, due 10/25/34(3)	51,246
	50,000	Student Loan Consolidation Center (02-2-B2), (144A), 0%, due 07/01/42(2)(3)(4)	41,155
	40,000	Voya CLO, Ltd. (14-4A-A1R), (144A), 2.658%, due 10/14/26(2)(3)	40,002

		Total Asset-Backed Securities (Cost: $650,701)	681,248

		Commercial Mortgage-Backed Securities — Agency (0.8%)
	329,183	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(KSCT-AX), 1.197%, due 01/25/20(3) (I/O)	7,484
	112,449	Federal National Mortgage Association (12-M10-AFL), 1.682%, due 09/25/22(3)	112,204
	12,497	Federal National Mortgage Association (14-M12-FA), 1.304%, due 10/25/21(3)	12,520

		Total Commercial Mortgage-Backed Securities — Agency (Cost: $133,195)	132,208

		Commercial Mortgage-Backed Securities — Non-Agency (0.3%)
	1,792,897	Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.19%, due 04/11/37 (I/O)(2)(3)(5)	3,527
	923,813	Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.748%, due 12/15/31 (I/O)(2)(3)(5)	1,486
	41,951	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	43,097

		Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $45,794)	48,110

		Residential Mortgage-Backed Securities — Agency (10.3%)
	8,392	Federal Home Loan Mortgage Corp. (2990-ND), 13.778%, due 12/15/34 (I/F) (PAC)(3)	9,419
	95,972	Federal Home Loan Mortgage Corp. (3439-SC), 4.674%, due 04/15/38 (I/O) (I/F)(3)	13,899
	90,513	Federal Home Loan Mortgage Corp., Pool #G08698, 3.5%, due 03/01/46	93,301
	25,539	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	26,326
	91,220	Federal Home Loan Mortgage Corp., Pool #G08716, 3.5%, due 08/01/46	94,055
	14,193	Federal Home Loan Mortgage Corp., Pool #G08721, 3%, due 09/01/46	14,226
	9,244	Federal Home Loan Mortgage Corp., Pool #G08722, 3.5%, due 09/01/46	9,532

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$166,936	Federal Home Loan Mortgage Corp., Pool #G08726, 3%, due 10/01/46	$167,322
19,239	Federal Home Loan Mortgage Corp., Pool #G08732, 3%, due 11/01/46	19,283
152,723	Federal Home Loan Mortgage Corp., Pool #G08762, 4%, due 05/01/47	161,034
12,106	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	12,465
69,923	Federal Home Loan Mortgage Corp., Pool #G60344, 4%, due 12/01/45	74,452
109,667	Federal National Mortgage Association (07-52-LS), 4.818%, due 06/25/37 (I/O) (I/F)(3)	15,132
95,044	Federal National Mortgage Association (08-18-SM), 5.768%, due 03/25/38 (I/O) (I/F)(3)	15,197
74,556	Federal National Mortgage Association (09-115-SB), 5.018%, due 01/25/40 (I/O) (I/F)(3)	11,848
151,201	Federal National Mortgage Association (10-116-SE), 5.368%, due 10/25/40 (I/O) (I/F)(3)	24,727
144,125	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	149,335
163,702	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	170,178
62,920	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	65,039
78,945	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33	80,646
62,910	Federal National Mortgage Association, Pool #MA1652, 3.5%, due 11/01/33	65,738
104,047	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC)	22,844
204,806	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	16,589
155,904	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	4,726
141,201	Government National Mortgage Association, Pool #MA4263, 4%, due 02/20/47	148,895
56,272	Government National Mortgage Association II, Pool #MA3597, 3.5%, due 04/20/46	58,512
8,378	Government National Mortgage Association II, Pool #MA3663, 3.5%, due 05/20/46	8,708
39,700	Government National Mortgage Association II, Pool #MA3803, 3.5%, due 07/20/46	41,280
102,375	Government National Mortgage Association II, Pool #MA4196, 3.5%, due 01/20/47	106,431

	Total Residential Mortgage-Backed Securities — Agency (Cost: $1,725,179)	1,701,139

	Residential Mortgage-Backed Securities — Non-Agency (3.5%)
82,103	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.937%, due 10/25/35 (3)(6)	78,253
35,202	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30 (3)	37,492
93,636	Lehman XS Trust (06-9-A1B), 1.392%, due 05/25/46 (3)(6)	88,768
1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 1.562%, due 04/25/37 (3)	148,935
84,114	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 3.353%, due 12/25/34 (3)	83,156
208,300	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 2.652%, due 05/25/36 (3)(6)	130,707

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $459,536)	567,311

	U.S. Treasury Securities (18.3%)
845,000	U.S. Treasury Bond, 3%, due 05/15/47	862,131
500,000	U.S. Treasury Note, 0.625%, due 08/31/17	499,768
160,000	U.S. Treasury Note, 0.75%, due 10/31/17	159,856
5,000	U.S. Treasury Note, 1.375%, due 07/31/19	5,002
120,000	U.S. Treasury Note, 1.75%, due 06/30/22	119,555
115,000	U.S. Treasury Note, 1.875%, due 07/31/22	115,238

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$1,245,000	U.S. Treasury Note, 2.375%, due 05/15/27	$1,254,070

	Total U.S. Treasury Securities (Cost: $3,001,189)	3,015,620

	Total Fixed Income Securities (Cost: $16,016,722) (96.7%)	15,912,044

Number of Shares	Money Market Investments
66,987	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (7)	66,987

	Total Money Market Investments (Cost: $66,987) (0.4%)	66,987

Principal Amount	Short-Term Investments
	U.S. Treasury Security (Cost: $359,714) (2.2%)
$360,000	U.S. Treasury Bill, 0.93%, due 08/31/17(8)	359,715

	Total Short-Term Investments (Cost: $359,714) (2.2%)	359,715

	Total Investments (Cost: $16,443,423) (99.3%)	16,338,746
	Excess of Other Assets over Liabilities (0.7%)	117,415

	Total Net Assets (100.0%)	$16,456,161

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Barclays Capital	EUR	364,543	10/13/17	$417,681	$431,458	$13,777
Barclays Capital	JPY	34,554,542	10/13/17	303,442	313,761	10,319

				$721,123	$745,219	$24,096

SELL (10)
Barclays Capital	GBP	175,000	10/13/17	$225,665	$231,266	$(5,601)
Barclays Capital	ILS	360,000	10/13/17	101,153	101,425	(272)
Barclays Capital	KRW	148,000,000	10/13/17	128,773	132,353	(3,580)
Barclays Capital	MYR	537,000	10/13/17	124,450	125,059	(609)
Goldman Sachs International	CAD	200,000	10/13/17	160,048	160,083	(35)

				$740,089	$750,186	$(10,097)

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
DKK	-	Danish Krone.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

EUR	-	Euro Currency.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
KRW	-	South Korean Won.
MYR	-	Malaysian Ringgit.
NOK	-	Norwegian Krona.
PLN	-	Polish Zloty.
SEK	-	Swedish Krona.
ABS	-	Asset-Backed Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.

(1)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2017, the value of these securities amounted to $3,108,028 or 18.9% of net assets.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2017, the value of these securities amounted to $1,514,954 or 9.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2017.

(4)		As of July 31, 2017, security is not accruing interest.

(5)		Restricted security (Note 3).

(6)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted as a result.

(7)		Rate disclosed is the 7-day net yield as of July 31, 2017.

(8)		Rate shown represents yield-to-maturity.

(9)		Fund buys foreign currency, sells U.S. Dollar.

(10)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Aerospace/Defense	0.3%
Airlines	1.0
Asset-Backed Securities	4.1
Auto Manufacturers	0.6
Banks	6.2
Beverages	0.3
Biotechnology	0.6
Commercial Mortgage-Backed Securities — Agency	0.8
Commercial Mortgage-Backed Securities — Non-Agency	0.3
Commercial Services	0.0	*
Diversified Financial Services	0.3
Electric	1.6
Food	0.2
Foreign Government Bonds	39.0
Healthcare-Products	0.2
Healthcare-Services	0.4
Insurance	0.6
Media	0.4
Miscellaneous Manufacturers	1.1
Municipal Bonds	0.5
Oil & Gas	0.0	*
Packaging & Containers	0.1
Pharmaceuticals	0.6
Pipelines	0.3
REIT	3.1
Residential Mortgage-Backed Securities — Agency	10.3
Residential Mortgage-Backed Securities — Non-Agency	3.5
Retail	0.4
Short Term Investments	2.2
Software	0.4
Telecommunications	1.2
U.S. Treasury Securities	18.3
Money Market Investments	0.4

Total	99.3%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Country (Unaudited)	July 31, 2017

Country	Percentage of Net Assets
Australia	0.9%
Canada	3.3
Cayman Islands	0.7
Denmark	1.0
France	3.6
Germany	3.4
Great Britain	4.7
Ireland	0.5
Israel	0.6
Italy	4.1
Japan	9.2
Luxembourg	0.1
Malaysia	0.7
Mexico	1.4
Norway	1.1
Poland	0.5
Romania	0.3
South Korea	0.8
Spain	4.2
Sweden	0.4
United Kingdom	0.6
United States	57.2

Total	99.3%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,267,371	$—	$3,267,371
Municipal Bonds	—	87,249	—	87,249
Foreign Government Bonds	—	6,411,788	—	6,411,788
Asset-Backed Securities	—	681,248	—	681,248
Commercial Mortgage-Backed Securities — Agency	—	132,208	—	132,208
Commercial Mortgage-Backed Securities — Non-Agency	—	43,097	5,013	48,110
Residential Mortgage-Backed Securities — Agency	—	1,701,139	—	1,701,139
Residential Mortgage-Backed Securities — Non-Agency	—	418,376	148,935	567,311
U.S. Treasury Securities	3,015,620	—	—	3,015,620

Total Fixed Income Securities	3,015,620	12,742,476	153,948	15,912,044

Money Market Investments	66,987	—	—	66,987
Short-Term Investments	359,715	—	—	359,715

Total Investments	3,442,322	12,742,476	153,948	16,338,746

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	24,096	—	24,096

Total	$3,442,322	$12,766,572	$153,948	$16,362,842

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(10,097)	$—	$(10,097)

Total	$—	$(10,097)	$—	$(10,097)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Bank Loans (6.3% )
	Commercial Services (0.2% of Net Assets)
$ 54,602	Mister Car Wash, Inc., Term Loan B, 5.561%, due 08/20/21(1)	$54,852

	Electric (0.3%)
60,766	TEX Operations Co. LLC, Exit Term Loan B, 4.617%, due 08/04/23(1)	61,059
13,929	TEX Operations Co. LLC, Exit Term Loan C, 4.623%, due 08/04/23(1)	13,995

	Total Electric	75,054

	Healthcare-Services (0.5%)
85,000	Air Medical Group Holdings, Inc., Term Loan B1, 5.972%, due 04/28/22(1)	84,629
12,968	BCPE Eagle Buyer LLC, 2017 1st Lien Term Loan, 6.104%, due 03/18/24(1)	13,105
13,000	BCPE Eagle Buyer LLC, 2017 2nd Lien Term Loan, 10.098%, due 03/17/25(1)	13,065

	Total Healthcare-Services	110,799

	Lodging (0.5%)
105,000	CityCenter Holdings, LLC, 2017 Term Loan B, 4.394%, due 04/18/24(1)	105,554

	Packaging & Containers (0.3%)
64,513	Reynolds Group Holdings, Inc., 2017 Term Loan, 4.795%, due 02/05/23(1)	64,873

	Pharmaceuticals (0.2%)
49,501	Nature’s Bounty Co. (The), 2017 Term Loan B, 5.442%, due 05/05/23(1)	49,653

	REIT (0.8%)
167,077	MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.05%, due 04/25/23(1)	167,955

	Retail (0.7%)
149,624	1011778 B.C. Unlimited Liability Co., Term Loan B3, 5.977%, due 02/16/24(1)	149,744

	Software (1.7%)
230,000	First Data Corp., 2017 Term Loan, 4.377%, due 04/26/24(1)	231,541
65,000	First Data Corp., 2022 Term Loan, 3.99%, due 07/08/22(1)	65,267
70,000	TierPoint LLC, 2017 1st Lien Term Loan, 5.642%, due 05/06/24(1)	70,423

	Total Software	367,231

	Telecommunications (0.5%)
25,000	Colorado Buyer, Inc., Term Loan B, 4.901%, due 05/01/24(1)	25,260
80,000	Level 3 Financing, Inc., 2017 Term Loan B, 4.114%, due 02/22/24(1)	80,438

	Total Telecommunications	105,698

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Trucking & Leasing (0.6%)
$ 145,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan B2, 4.479%, due 03/20/22(1)	$145,181

	Total Bank Loans (Cost: $1,388,677)	1,396,594

	Corporate Bonds (81.7%)
	Advertising (1.1%)
100,000	Lamar Media Corp., 5.75%, due 02/01/26	108,625
122,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.875%, due 03/15/25	128,405

	Total Advertising	237,030

	Aerospace/Defense (0.2%)
43,000	KLX, Inc., (144A), 5.875%, due 12/01/22(2)	45,123

	Airlines (3.1%)
265,292	American Airlines, Inc. Pass-Through Trust (13-2-B), (144A), 5.6%, due 01/15/22 (EETC)(2)	277,893
117,950	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	123,258
250,467	Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1), 6.718%, due 07/02/24 (EETC)	281,742

	Total Airlines	682,893

	Auto Parts & Equipment (0.2%)
40,000	Tenneco, Inc., 5%, due 07/15/26	40,800

	Banks (0.4%)
100,000	Citigroup, Inc., 1.739%, due 08/25/36(3)	85,952

	Beverages (0.9%)
20,000	Cott Holdings, Inc., (144A), 5.5%, due 04/01/25(2)	21,075
163,000	DS Services of America, Inc., (144A), 10%, due 09/01/21(2)	172,780

	Total Beverages	193,855

	Building Materials (0.1%)
13,000	Standard Industries, Inc., (144A), 5.125%, due 02/15/21(2)	13,520

	Chemicals (1.6%)
158,000	Axalta Coating Systems LLC, (144A), 4.875%, due 08/15/24(2)	163,925
20,000	Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA (Canada), (144A), 8.375%, due 12/01/22(2)	20,700
75,000	MPM Escrow LLC, 8.875%, due 10/15/20(4)	—

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Chemicals (Continued)
$ 162,000	Valvoline, Inc., (144A), 5.5%, due 07/15/24(2)	$173,137

	Total Chemicals	357,762

	Coal (0.1%)
22,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., (144A), 7.5%, due 06/15/25(2)	22,660

	Commercial Services (3.6%)
48,000	Booz Allen Hamilton, Inc., (144A), 5.125%, due 05/01/25(2)	48,000
5,000	CDK Global, Inc., 5%, due 10/15/24	5,313
12,000	Gartner, Inc., (144A), 5.125%, due 04/01/25(2)	12,720
10,000	IHS Markit, Ltd., (144A), 5%, due 11/01/22(2)	10,777
79,000	KAR Auction Services, Inc., (144A), 5.125%, due 06/01/25(2)	82,460
46,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., (144A), 7.875%, due 10/01/22(2)	48,127
165,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5.5%, due 10/01/21(2)	171,187
10,000	Nielsen Finance LLC / Nielsen Finance Co., (144A), 5%, due 04/15/22(2)	10,338
62,000	Ritchie Bros Auctioneers, Inc. (Canada), (144A), 5.375%, due 01/15/25(2)	65,202
200,000	Service Corp. International, 4.5%, due 11/15/20	203,250
85,000	Service Corp. International, 5.375%, due 01/15/22	87,444
45,000	United Rentals North America, Inc., 4.625%, due 07/15/23	47,363

	Total Commercial Services	792,181

	Computers (1.2%)
125,000	Dell, Inc., 5.65%, due 04/15/18	127,969
130,000	EMC Corp., 1.875%, due 06/01/18	129,512

	Total Computers	257,481

	Cosmetics/Personal Care (1.0%)
50,000	First Quality Finance Co., Inc., (144A), 4.625%, due 05/15/21(2)	51,125
158,000	First Quality Finance Co., Inc., (144A), 5%, due 07/01/25(2)	163,498

	Total Cosmetics/Personal Care	214,623

	Diversified Financial Services (2.2%)
250,000	Ally Financial, Inc., 3.25%, due 11/05/18	252,969
100,000	CIT Group, Inc., 3.875%, due 02/19/19	102,625
117,000	CIT Group, Inc., (144A), 5.5%, due 02/15/19(2)	123,060

	Total Diversified Financial Services	478,654

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Electric (0.1%)
$25,000	Dynegy, Inc., 5.875%, due 06/01/23	$24,170

	Entertainment (4.1%)
40,000	CCM Merger, Inc., (144A), 6%, due 03/15/22(2)	41,950
360,000	Churchill Downs, Inc., 5.375%, due 12/15/21	376,200
35,000	Eldorado Resorts, Inc., 6%, due 04/01/25	37,625
260,000	GLP Capital LP / GLP Financing II, Inc., 4.375%, due 11/01/18	265,200
10,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, due 04/15/26	10,925
175,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., (144A), 6.125%, due 08/15/21(2)	178,937

	Total Entertainment	910,837

	Environmental Control (1.1%)
219,000	Clean Harbors, Inc., 5.125%, due 06/01/21	223,927
18,000	Covanta Holding Corp., 5.875%, due 07/01/25	17,618

	Total Environmental Control	241,545

	Food (1.5%)
150,000	B&G Foods, Inc., 4.625%, due 06/01/21	153,938
25,000	Chobani LLC / Chobani Finance Corp, Inc., (144A), 7.5%, due 04/15/25(2)	26,781
6,000	Clearwater Seafoods, Inc. (Canada), (144A), 6.875%, due 05/01/25(2)	6,405
25,000	Dole Food Co., Inc., (144A), 7.25%, due 06/15/25(2)	26,625
60,000	Kraft Heinz Foods Co., (144A), 4.875%, due 02/15/25(2)	64,636
10,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, due 01/15/24	10,775
7,000	Post Holdings, Inc., (144A), 5%, due 08/15/26(2)	7,201
37,000	Post Holdings, Inc., (144A), 5.5%, due 03/01/25(2)	39,128
6,000	TreeHouse Foods, Inc., (144A), 6%, due 02/15/24(2)	6,465

	Total Food	341,954

	Healthcare-Products (0.5%)
70,000	Hill-Rom Holdings, Inc., (144A), 5.75%, due 09/01/23(2)	73,850
30,000	Hologic, Inc., (144A), 5.25%, due 07/15/22(2)	31,800
14,000	Teleflex, Inc., 4.875%, due 06/01/26	14,560

	Total Healthcare-Products	120,210

	Healthcare-Services (7.1%)
76,000	Acadia Healthcare Co., Inc., 6.5%, due 03/01/24	81,700
106,000	Centene Corp., 4.75%, due 01/15/25	110,770
85,000	CHS / Community Health Systems, Inc., 6.25%, due 03/31/23	87,444
12,000	DaVita, Inc., 5.125%, due 07/15/24	12,360

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Healthcare-Services (Continued)
$115,000	DaVita, Inc., 5.75%, due 08/15/22	$118,809
21,000	DaVita, Inc., 5%, due 05/01/25	21,368
75,000	HCA, Inc., 3.75%, due 03/15/19	76,875
20,000	HCA, Inc., 4.75%, due 05/01/23	21,150
365,000	HCA, Inc., 6.5%, due 02/15/20	399,237
135,000	HealthSouth Corp., 5.75%, due 11/01/24	138,037
127,000	Molina Healthcare, Inc., 5.375%, due 11/15/22	136,207
8,000	MPH Acquisition Holdings LLC, (144A), 7.125%, due 06/01/24(2)	8,700
188,000	Tenet Healthcare Corp., 4.5%, due 04/01/21	192,935
60,000	Tenet Healthcare Corp., 4.75%, due 06/01/20	62,325
95,000	WellCare Health Plans, Inc., 5.25%, due 04/01/25	100,938

	Total Healthcare-Services	1,568,855

	Household Products/Wares (1.0%)
155,000	Central Garden & Pet Co., 6.125%, due 11/15/23	166,625
45,000	Spectrum Brands, Inc., 6.625%, due 11/15/22	47,194

	Total Household Products/Wares	213,819

	Insurance (0.1%)
22,000	AssuredPartners, Inc., (144A), 7%, due 08/15/25(2)	22,220

	Internet (0.2%)
33,000	Zayo Group LLC / Zayo Capital, Inc., (144A), 5.75%, due 01/15/27(2)	35,063

	Leisure Time (0.3%)
7,000	NCL Corp., Ltd., Class C, (144A), 4.625%, due 11/15/20(2)	7,210
60,000	NCL Corp., Ltd., Class C, (144A), 4.75%, due 12/15/21(2)	62,250

	Total Leisure Time	69,460

	Lodging (1.3%)
32,000	Boyd Gaming Corp., 6.875%, due 05/15/23	34,520
25,000	Hilton Domestic Operating Co., Inc., (144A), 4.25%, due 09/01/24(2)	25,438
70,000	MGM Resorts International, 8.625%, due 02/01/19	77,175
157,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., (144A), 5.875%, due 05/15/25(2)	157,392

	Total Lodging	294,525

	Machinery-Diversified (0.2%)
44,000	Tennant Co., (144A), 5.625%, due 05/01/25(2)	46,917

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Media (12.2%)
$190,000	Altice US Finance I Corp. (Luxembourg), (144A), 5.375%, due 07/15/23(2)	$199,975
45,000	AMC Networks, Inc., 4.75%, due 08/01/25	45,477
41,000	Block Communications, Inc., (144A), 6.875%, due 02/15/25(2)	44,357
157,000	Cable One, Inc., (144A), 5.75%, due 06/15/22(2)	165,243
100,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, due 03/15/21	102,938
175,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., (144A), 5.125%, due 12/15/21(2)	179,756
275,000	CSC Holdings LLC, 7.625%, due 07/15/18	288,750
175,000	DISH DBS Corp., 4.25%, due 04/01/18	177,406
300,000	DISH DBS Corp., 7.875%, due 09/01/19	331,500
58,000	EW Scripps Co. (The), (144A), 5.125%, due 05/15/25(2)	60,250
95,000	Midcontinent Communications & Finance Co., (144A), 6.875%, due 08/15/23(2)	103,327
195,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	201,825
317,000	Sirius XM Radio, Inc., (144A), 5.75%, due 08/01/21(2)	326,890
178,000	TEGNA, Inc., (144A), 5.5%, due 09/15/24(2)	186,010
77,000	Univision Communications, Inc., (144A), 5.125%, due 02/15/25(2)	77,385
200,000	Virgin Media Secured Finance PLC (United Kingdom), (144A), 5.5%, due 08/15/26(2)	212,000

	Total Media	2,703,089

	Oil & Gas (5.0%)
32,000	Antero Resources Corp., 5%, due 03/01/25	31,440
50,000	Concho Resources, Inc., 5.5%, due 10/01/22	51,700
120,000	Concho Resources, Inc., 5.5%, due 04/01/23	124,500
55,000	Diamondback Energy, Inc., 4.75%, due 11/01/24	55,825
69,000	Diamondback Energy, Inc., 5.375%, due 05/31/25	71,760
27,000	Extraction Oil & Gas, Inc., (144A), 7.375%, due 05/15/24(2)	27,911
8,000	Gulfport Energy Corp., (144A), 6.375%, due 05/15/25(2)	8,020
85,000	Hilcorp Energy I LP / Hilcorp Finance Co., (144A), 5.75%, due 10/01/25(2)	83,300
25,000	Newfield Exploration Co., 5.375%, due 01/01/26	26,125
17,000	Newfield Exploration Co., 5.625%, due 07/01/24	17,914
17,000	Parsley Energy LLC / Parsley Finance Corp., (144A), 5.25%, due 08/15/25(2)	17,382
68,000	Parsley Energy LLC / Parsley Finance Corp., (144A), 6.25%, due 06/01/24(2)	72,420
23,000	PDC Energy, Inc., (144A), 6.125%, due 09/15/24(2)	23,719
25,000	QEP Resources, Inc., 5.25%, due 05/01/23	24,430
45,000	QEP Resources, Inc., 5.375%, due 10/01/22	44,494
32,000	Range Resources Corp., 4.875%, due 05/15/25	31,200
41,000	Rice Energy, Inc., 6.25%, due 05/01/22	42,896
150,000	Sunoco LP / Sunoco Finance Corp., 5.5%, due 08/01/20	154,125

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$ 190,000	Tesoro Corp., 4.25%, due 10/01/17	$190,260
11,000	WPX Energy, Inc., 5.25%, due 09/15/24	10,972
4,000	WPX Energy, Inc., 6%, due 01/15/22	4,130

	Total Oil & Gas	1,114,523

	Oil & Gas Services (0.8%)
177,650	Transocean Proteus, Ltd., (144A), 6.25%, due 12/01/24(2)	186,977

	Packaging & Containers (6.6%)
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), (144A), 4.625%, due 05/15/23(2)	206,250
15,000	Ball Corp., 4%, due 11/15/23	15,338
55,000	Ball Corp., 4.375%, due 12/15/20	57,750
40,000	Berry Plastics Corp., 5.125%, due 07/15/23	42,025
180,000	Crown Americas LLC / Crown Americas Capital Corp. V, (144A), 4.25%, due 09/30/26(2)	181,800
160,000	Graphic Packaging International, Inc., 4.875%, due 11/15/22	170,000
170,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg), (144A), 4.804%, due 07/15/21(2)(3)	174,037
345,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	352,331
84,000	Sealed Air Corp., (144A), 4.875%, due 12/01/22(2)	89,565
97,000	Sealed Air Corp., (144A), 5.25%, due 04/01/23(2)	104,639
35,000	Silgan Holdings, Inc., (144A), 4.75%, due 03/15/25(2)	36,225
25,000	Silgan Holdings, Inc., 5%, due 04/01/20	25,344

	Total Packaging & Containers	1,455,304

	Pharmaceuticals (1.9%)
15,000	inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., (144A), 7.5%, due 10/01/24(2)	16,388
85,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.625%, due 12/01/21(2)	77,248
182,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23(2)	157,657
210,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25(2)	179,812

	Total Pharmaceuticals	431,105

	Pipelines (3.6%)
35,000	Cheniere Corpus Christi Holdings LLC, (144A), 5.125%, due 06/30/27(2)	36,531
135,000	Kinder Morgan Energy Partners LP, 2.65%, due 02/01/19	136,319
145,000	NGPL PipeCo LLC, (144A), 4.375%, due 08/15/22(2)	149,531
23,000	NGPL PipeCo LLC, (144A), 4.875%, due 08/15/27(2)	23,719

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Pipelines (Continued)
$ 155,000	Rockies Express Pipeline LLC, (144A), 5.625%, due 04/15/20(2)	$164,737
85,000	Rockies Express Pipeline LLC, (144A), 6%, due 01/15/19(2)	88,825
115,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, due 10/01/20	117,737
42,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.125%, due 10/15/21	43,628
45,000	Williams Cos., Inc. (The), 3.7%, due 01/15/23	44,761

	Total Pipelines	805,788

	REIT (1.1%)
200,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21	208,000
12,000	Equinix, Inc., 5.375%, due 05/15/27	13,006
21,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, due 05/01/24	22,942
10,000	SBA Communications Corp., 4.875%, due 09/01/24	10,388

	Total REIT	254,336

	Retail (2.6%)
144,000	1011778 BC ULC / New Red Finance, Inc. (Canada), (144A), 4.25%, due 05/15/24(2)	145,169
109,000	Cumberland Farms, Inc., (144A), 6.75%, due 05/01/25(2)	116,562
190,000	Dollar Tree, Inc., 5.75%, due 03/01/23	202,350
28,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, (144A), 4.75%, due 06/01/27(2)	28,945
33,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, (144A), 5%, due 06/01/24(2)	34,485
28,000	Lithia Motors, Inc., (144A), 5.25%, due 08/01/25(2)	28,910
15,000	Yum! Brands, Inc., 6.25%, due 03/15/18	15,444

	Total Retail	571,865

	Semiconductors (0.9%)
200,000	NXP BV / NXP Funding LLC (Netherlands), (144A), 3.75%, due 06/01/18(2)	202,970

	Software (1.6%)
59,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., (144A), 5.75%, due 03/01/25(2)	61,102
100,000	MSCI, Inc., (144A), 4.75%, due 08/01/26(2)	104,250
187,000	Quintiles IMS, Inc., (144A), 4.875%, due 05/15/23(2)	194,480

	Total Software	359,832

	Telecommunications (12.0%)
115,000	AT&T, Inc., 4.9%, due 08/14/37	114,766
12,000	Frontier Communications Corp., 6.25%, due 09/15/21	10,586

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Telecommunications (Continued)
$109,000	Frontier Communications Corp., 7.125%, due 01/15/23	$89,448
24,000	Frontier Communications Corp., 8.5%, due 04/15/20	24,480
64,000	Frontier Communications Corp., 10.5%, due 09/15/22	60,320
37,000	GTT Communications, Inc., (144A), 7.875%, due 12/31/24(2)	39,868
225,000	Intelsat Jackson Holdings S.A. (Luxembourg), 5.5%, due 08/01/23	195,187
45,000	Intelsat Jackson Holdings S.A. (Luxembourg), (144A), 9.75%, due 07/15/25(2)	46,575
277,000	Level 3 Financing, Inc., 6.125%, due 01/15/21	284,964
105,000	Qwest Corp., 6.75%, due 12/01/21	116,550
200,000	SoftBank Group Corp. (Japan), (144A), 4.5%, due 04/15/20(2)	206,760
507,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18(2)	548,168
45,000	Sprint Corp., 7.875%, due 09/15/23	51,134
55,000	Sprint Nextel Corp., 9.25%, due 04/15/22	68,200
280,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, (144A), 3.36%, due 03/20/23(2)	283,850
50,000	T-Mobile USA, Inc., 4%, due 04/15/22	52,187
267,000	T-Mobile USA, Inc., 6.125%, due 01/15/22	280,350
175,000	T-Mobile USA, Inc., 6.836%, due 04/28/23	186,156
15,000	Windstream Services LLC, 6.375%, due 08/01/23	12,338

	Total Telecommunications	2,671,887

	Trucking & Leasing (0.2%)
43,000	Park Aerospace Holdings, Ltd., (144A), 5.25%, due 08/15/22(2)	43,914

	Total Corporate Bonds (Cost: $17,690,356)	18,113,699

	Residential Mortgage-Backed Securities — Non-Agency (0.3%)
85,000	Soundview Home Loan Trust (06-EQ1-A4), 1.482%, due 10/25/36(3)	68,388

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $59,712)	68,388

	Total Fixed Income Securities (Cost: $19,138,745) (88.3%)	19,578,681

Number of Shares	Common Stock
	Electric (Cost: $327,224) (0.5%)
5,610	New Hold Co. — Series A (5)	110,461

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Number of Shares	Money Market Investments	Value
13,000	Dreyfus Government Cash Management Fund — Institutional Shares, 0.91% (6)	13,000
686,827	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (6)	$686,827

	Total Money Market Investments (Cost: $699,827) (3.2%)	699,827

Principal Amount	Short-Term Investments
	Foreign Government Bonds (Cost: $226,314) (1.0%)
JPY 25,000,000	Japan Treasury Bill, 0%, due 10/16/17 (7)	226,302
	U.S. Treasury Securities
$ 150,000	U.S. Treasury Bill, 0.933%, due 08/31/17(8)	149,881
1,500,000	U.S. Treasury Bill, 1.108%, due 01/11/18(8)	1,492,572

	Total U.S. Treasury Securities (Cost: $1,642,440) (7.4%)	1,642,453

	Total Short-Term Investments (Cost: $1,868,754) (8.4%)	1,868,755

	Total Investments (Cost: $22,034,550) (100.4%)	22,257,724
	Liabilities in Excess of Other Assets (-0.4%)	(86,301)

	Net Assets (100.0%)	$22,171,423

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (9)
Goldman Sachs International	JPY	25,000,000	10/16/17	$227,121	$227,121	$—

Credit Default Swaps - Buy Protection

Notional Amount (10)	Implied Credit Spread (11)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Receive Rate	Unrealized Appreciation	Premium (Received)	Value (12)
OTC Swaps
$ 250,000	0.32%	03/20/19	Goldman Sachs International, ALCOA, Inc.		1%	$(5,503)	$2,740	$(2,763)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

(1)	Rate stated is the effective yield.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2017, the value of these securities amounted to $8,314,169 or 37.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2017.

(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(5)	Non-income producing security.

(6)	Rate disclosed is the 7-day net yield as of July 31, 2017.

(7)	Security is not accruing interest.

(8)	Rate shown represents yield-to-maturity.

(9)	Fund sells foreign currency, buys U.S. Dollar.

(10)	The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(11)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(12)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Advertising	1.1%
Aerospace/Defense	0.2
Airlines	3.1
Auto Parts & Equipment	0.2
Banks	0.4
Beverages	0.9
Building Materials	0.1
Chemicals	1.6
Coal	0.1
Commercial Services	3.8
Computers	1.2
Cosmetics/Personal Care	1.0
Diversified Financial Services	2.2
Electric	0.4
Entertainment	4.1
Environmental Control	1.1
Food	1.5
Healthcare-Products	0.5
Healthcare-Services	7.6
Household Products/Wares	1.0
Insurance	0.1
Internet	0.2
Leisure Time	0.3
Lodging	1.8
Machinery-Diversified	0.2
Media	12.2
Miscellaneous Manufacturers	0.5
Oil & Gas	5.0
Oil & Gas Services	0.8
Packaging & Containers	6.9
Pharmaceuticals	2.1
Pipelines	3.6
REIT	1.9
Residential Mortgage-Backed Securities — Non-Agency	0.3
Retail	3.3
Semiconductors	0.9
Short Term Investments	8.4
Software	3.3
Telecommunications	12.5
Trucking & Leasing	0.8
Money Market Investments	3.2

Total	100.4%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$1,396,594	$—	$1,396,594
Corporate Bonds*	—	18,113,699	—	18,113,699
Residential Mortgage-Backed Securities — Non-Agency	—	68,388	—	68,388

Total Fixed Income Securities	—	19,578,681	—	19,578,681

Equity Securities
Common Stock*	110,461	—	—	110,461
Money Market Investments	699,827	—	—	699,827
Short-Term Investments	1,642,453	226,302	—	1,868,755

Total Investments	2,452,741	19,804,983	—	22,257,724

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	—	—	—

Total Investments	$2,452,741	$19,804,983	$—	$22,257,724

Liability Derivatives
Swap Agreements
Credit Risk	$—	$(2,763)	$—	$(2,763)

Total	$—	$(2,763)	$—	$(2,763)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (6.2% of Net Assets)
$48,885	Federal Home Loan Mortgage Corp. (KJ02-A2), 2.597%, due 09/25/20	$49,824
50,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (J15F-A1), 2.364%, due 07/25/20	50,521
49,638	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KIR1-A1), 2.446%, due 03/25/26	50,160
65,000	Federal National Mortgage Association, Pool #AM6261, 1.28%, due 07/01/19 (1)	65,051
65,000	Federal National Mortgage Association, Pool #AM7028, 1.3%, due 10/01/19 (1)	65,049
95,420	Federal National Mortgage Association, Pool #467288, 2.8%, due 03/01/18	95,617
15,160	Federal National Mortgage Association, Pool #FN0002, 3.089%, due 12/01/17	15,164
49,533	Federal National Mortgage Association (13-M13-FA), 1.582%, due 05/25/18 (1)	49,576
26,610	Federal National Mortgage Association (15-M10-FA), 1.254%, due 03/25/19 (1)	26,622
35,265	Federal National Mortgage Association (15-M12-FA), 1.344%, due 04/25/20 (1)	35,236

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $507,930)	502,820

	Commercial Mortgage-Backed Securities — Non-Agency (0.4%)
14,444	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	14,651
18,988	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	18,902

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $35,411)	33,553

	Residential Mortgage-Backed Securities — Agency (24.5%)
7,037	Federal Home Loan Mortgage Corp. (2550-FI), 1.576%, due 11/15/32 (TAC)(1)	7,063
64,105	Federal Home Loan Mortgage Corp. (263-F5), 1.726%, due 06/15/42 (1)	64,363
43,983	Federal Home Loan Mortgage Corp. (2764-OE), 4.5%, due 03/15/19 (PAC)	44,499
54,699	Federal Home Loan Mortgage Corp. (2990-DE), 1.606%, due 11/15/34 (1)	54,920
265	Federal Home Loan Mortgage Corp. (3001-HS), 13.686%, due 02/15/35 (I/F) (PAC)(1)	268
58,207	Federal Home Loan Mortgage Corp. (3071-TF), 1.526%, due 04/15/35 (PAC)(1)	58,238
57,062	Federal Home Loan Mortgage Corp. (3139-FL), 1.526%, due 01/15/36 (PAC)(1)	57,089
41,191	Federal Home Loan Mortgage Corp. (3172-FK), 1.676%, due 08/15/33 (1)	41,254
57,185	Federal Home Loan Mortgage Corp. (3300-FA), 1.526%, due 08/15/35 (1)	57,139
70,772	Federal Home Loan Mortgage Corp. (3318-F), 1.476%, due 05/15/37 (1)	70,670
22,262	Federal Home Loan Mortgage Corp. (3335-FT), 1.376%, due 08/15/19 (1)	22,263
2,205	Federal Home Loan Mortgage Corp. (3346-FA), 1.456%, due 02/15/19 (1)	2,206
64,540	Federal Home Loan Mortgage Corp. (3645-EH), 3%, due 12/15/20	65,135
63,524	Federal Home Loan Mortgage Corp. (3747-HG), 2.4%, due 07/15/37 (PAC)	63,634
78,230	Federal Home Loan Mortgage Corp. (3767-JF), 1.526%, due 02/15/39 (PAC)(1)	78,330
17,301	Federal Home Loan Mortgage Corp. (3780-LF), 1.626%, due 03/15/29 (1)	17,307
96,296	Federal Home Loan Mortgage Corp. (3804-FN), 1.676%, due 03/15/39 (PAC)(1)	96,371
22,206	Federal Home Loan Mortgage Corp. (3824-FA), 1.376%, due 03/15/26 (1)	22,202

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$81,010	Federal Home Loan Mortgage Corp. (3940-PF), 1.576%, due 05/15/40 (PAC)(1)	$81,026
39,156	Federal Home Loan Mortgage Corp. (3946-FG), 1.576%, due 10/15/39 (PAC)(1)	39,229
86,248	Federal Home Loan Mortgage Corp. (4231-FD), 1.576%, due 10/15/32 (1)	86,072
22,707	Federal National Mortgage Association (03-11-FA), 2.232%, due 09/25/32 (1)	23,233
5,421	Federal National Mortgage Association (03-64-KS), 8.065%, due 07/25/18 (I/F)(1)	5,326
12,057	Federal National Mortgage Association (03-84-GE), 4.5%, due 09/25/18 (PAC)	12,180
54,206	Federal National Mortgage Association (03-97-CA), 5%, due 10/25/18 (PAC)	54,820
35,175	Federal National Mortgage Association (04-94-HY), 5%, due 12/25/19	35,492
49,896	Federal National Mortgage Association (05-114-PF), 1.607%, due 08/25/35 (PAC)(1)	49,961
49,155	Federal National Mortgage Association (06-60-DF), 1.662%, due 04/25/35 (1)	49,399
17,966	Federal National Mortgage Association (06-84-WF), 1.532%, due 02/25/36 (PAC)(1)	17,973
48,297	Federal National Mortgage Association (07-64-FA), 1.702%, due 07/25/37 (1)	48,738
48,599	Federal National Mortgage Association (07-67-FA), 1.482%, due 04/25/37 (1)	48,597
70,089	Federal National Mortgage Association (08-15-JN), 4.5%, due 02/25/23	71,377
6,111	Federal National Mortgage Association (08-47-PF), 1.732%, due 06/25/38 (PAC)(1)	6,121
34,491	Federal National Mortgage Association (09-33-FB), 2.052%, due 03/25/37 (1)	35,139
67,615	Federal National Mortgage Association (10-83-AK), 3%, due 11/25/18	67,936
26,097	Federal National Mortgage Association (11-124-DF), 1.682%, due 08/25/40 (1)	26,211
61,063	Federal National Mortgage Association (11-75-HP), 2.5%, due 07/25/40 (PAC)	61,582
18,355	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	20,510
35,708	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	39,225
22,792	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	25,796
11,012	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	12,518
14,617	Government National Mortgage Association (10-108-PF), 1.628%, due 02/20/38 (PAC)(1)	14,629
61,379	Government National Mortgage Association (12-13-KF), 1.528%, due 07/20/38 (1)	61,574
19,391	Government National Mortgage Association II, Pool #80022, 2.25%, due 12/20/26 (1)	19,973
14,338	Government National Mortgage Association II, Pool #80636, 2.125%, due 09/20/32 (1)	14,837
9,684	Government National Mortgage Association II, Pool #80757, 2.125%, due 10/20/33 (1)	9,807
76,516	Government National Mortgage Association II, Pool #80797, 2.375%, due 01/20/34 (1)	79,633
32,227	Government National Mortgage Association II, Pool #80937, 2.125%, due 06/20/34 (1)	33,459

	Total Residential Mortgage-Backed Securities — Agency (Cost: $1,967,630)	1,975,324

	Residential Mortgage-Backed Securities — Non-Agency (1.9%)
1,446	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 2.032%, due 08/25/43 (1)	1,450
103,026	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 3.106%, due 11/25/32 (1)	103,806
24,886	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 2.232%, due 08/25/34 (1)	24,291

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$5,561	Homestar Mortgage Acceptance Corp. (04-5-A1), 2.132%, due 10/25/34 (1)	$5,585
14,266	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 2.132%, due 07/25/34 (1)	14,075
760	Residential Accredit Loans, Inc. (02-QS16-A2), 1.782%, due 10/25/17 (1)	764

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $145,922)	149,971

	Corporate Bonds (34.2%)
	Aerospace/Defense (0.6%)
50,000	United Technologies Corp., 1.778%, due 05/04/18	50,084

	Agriculture (0.6%)
20,000	Altria Group, Inc., 9.7%, due 11/10/18	22,006
30,000	BAT International Finance PLC (United Kingdom), (144A), 1.85%, due 06/15/18(2)	30,018

	Total Agriculture	52,024

	Airlines (0.8%)
63,591	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	66,452

	Auto Manufacturers (0.4%)
35,000	Ford Motor Credit Co. LLC, 2.145%, due 01/09/18	35,115

	Banks (11.6%)
75,000	Bank of America Corp., 5.75%, due 12/01/17	76,039
70,000	Bank of America Corp., 5.65%, due 05/01/18	72,029
25,000	Capital One N.A., 2.35%, due 08/17/18	25,135
35,000	Citigroup, Inc., 1.55%, due 08/14/17	35,002
25,000	Citigroup, Inc., 6.125%, due 11/21/17	25,352
25,000	Citigroup, Inc., 1.8%, due 02/05/18	25,022
45,000	Citigroup, Inc., 6.125%, due 05/15/18	46,531
35,000	Discover Bank, 2%, due 02/21/18	35,043
40,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	40,771
20,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	20,582
25,000	Goldman Sachs Group, Inc. (The), 2.282%, due 11/15/18(1)	25,258
50,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	54,212
35,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18(2)	36,260
35,000	JPMorgan Chase & Co., 1.7%, due 03/01/18	35,054
35,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	35,260
15,000	Macquarie Bank, Ltd. (Australia), (144A), 1.947%, due 10/27/17(1)(2)	15,019
20,000	Morgan Stanley, 6.625%, due 04/01/18	20,640
25,000	Morgan Stanley, 7.3%, due 05/13/19	27,309
30,000	Morgan Stanley, 1.982%, due 02/14/20(1)	30,132
50,000	PNC Bank NA, 1.8%, due 11/05/18	50,108
30,000	Santander UK PLC (United Kingdom), 1.65%, due 09/29/17	30,009
135,000	Wachovia Corp., 5.75%, due 02/01/18	137,804
35,000	Wells Fargo & Co., 1.5%, due 01/16/18	35,017

	Total Banks	933,588

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Beverages (0.8%)
$30,000	Anheuser-Busch InBev Worldwide, Inc., 7.75%, due 01/15/19	$32,608
30,000	Beam Suntory, Inc., 1.75%, due 06/15/18	30,052

	Total Beverages	62,660

	Computers (0.4%)
30,000	Apple, Inc., 1.7%, due 02/22/19	30,114

	Diversified Financial Services (2.0%)
25,000	Air Lease Corp., 2.625%, due 09/04/18	25,189
30,000	American Express Co., 7%, due 03/19/18	31,028
105,000	Bear Stearns Cos. LLC (The), 7.25%, due 02/01/18	107,892

	Total Diversified Financial Services	164,109

	Electric (2.3%)
20,000	Entergy Gulf States Louisiana LLC, 6%, due 05/01/18	20,652
40,000	Jersey Central Power & Light Co., 7.35%, due 02/01/19	42,990
50,000	Oncor Electric Delivery Co. LLC, 6.8%, due 09/01/18	52,708
40,000	Southern Co. (The), 1.3%, due 08/15/17	40,000
25,000	Vectren Utility Holdings, Inc., 5.75%, due 08/01/18	25,963

	Total Electric	182,313

	Environmental Control (0.8%)
40,000	Republic Services, Inc., 3.8%, due 05/15/18	40,725
25,000	Waste Management, Inc., 6.1%, due 03/15/18	25,691

	Total Environmental Control	66,416

	Food (0.5%)
35,000	Kraft Heinz Foods Co., 6.125%, due 08/23/18	36,603

	Healthcare-Services (2.8%)
50,000	Aetna, Inc., 1.5%, due 11/15/17	49,999
60,000	Anthem, Inc., 1.875%, due 01/15/18	60,068
25,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.625%, due 07/31/19(2)	26,656
85,000	Providence Health & Services Obligated Group, 2.249%, due 10/01/17(1)	85,133

	Total Healthcare-Services	221,856

	Pharmaceuticals (1.0%)
30,000	Actavis Funding SCS (Luxembourg), 2.35%, due 03/12/18	30,131
25,000	Bayer US Finance LLC, (144A), 1.5%, due 10/06/17(2)	25,001
25,000	Teva Pharmaceutical Finance III BV (Netherlands), 1.4%, due 07/20/18	24,910

	Total Pharmaceuticals	80,042

	Real Estate (0.4%)
35,000	Prologis LP, 4%, due 01/15/18	35,163

	REIT (8.1%)
50,000	Boston Properties LP, 3.7%, due 11/15/18	51,041
20,000	DDR Corp., 7.5%, due 07/15/18	20,985
45,000	HCP, Inc., 3.75%, due 02/01/19	46,069
35,000	Kimco Realty Corp., 4.3%, due 02/01/18	35,424

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	REIT (Continued)
$35,000	National Retail Properties, Inc., 6.875%, due 10/15/17	$35,354
30,000	Realty Income Corp., 2%, due 01/31/18	30,041
20,000	Realty Income Corp., 5.375%, due 09/15/17	20,084
50,000	SL Green Realty Corp., 5%, due 08/15/18	51,539
45,000	UDR, Inc., 4.25%, due 06/01/18	45,931
80,000	Ventas Realty LP / Ventas Capital Corp., 2%, due 02/15/18	80,128
200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC, (144A), 1.75%, due 09/15/17(2)	199,989
35,000	Welltower, Inc., 2.25%, due 03/15/18	35,119

	Total REIT	651,704

	Semiconductors (0.3%)
25,000	QUALCOMM, Inc., 1.85%, due 05/20/19	25,113

	Telecommunications (0.8%)
40,000	AT&T, Inc., 5.5%, due 02/01/18	40,774
20,000	Rogers Communications, Inc. (Canada), 6.8%, due 08/15/18	21,063

	Total Telecommunications	61,837

	Total Corporate Bonds (Cost: $2,739,062)	2,755,193

	U.S. Treasury Securities (16.1%)
395,000	U.S. Treasury Note, 0.625%, due 08/31/17	394,817
265,000	U.S. Treasury Note, 1.25%, due 05/31/19	264,591
640,000	U.S. Treasury Note, 1.375%, due 07/31/19	640,312

	Total U.S. Treasury Securities (Cost: $1,298,776)	1,299,720

	Total Fixed Income Securities (Cost: $6,694,731) (83.3%)	6,716,581

Number of Shares	Money Market Investments
4,494	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (3)	4,494

	Total Money Market Investments (Cost: $4,494) (0.1%)	4,494

Principal Amount	Short-Term Investments
	U.S. Treasury Securities (17.2%)
$600,000	U.S. Treasury Bill, 0.63%, due 08/03/17(4)	599,969
200,000	U.S. Treasury Bill, 0.86%, due 08/10/17(4)	199,953
150,000	U.S. Treasury Bill, 0.93%, due 08/31/17(4)	149,881
110,000	U.S. Treasury Bill, 1.07%, due 01/04/18(4)	109,492

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Short-Term Investments	Value
$325,000	U.S. Treasury Bill, 1.1%, due 01/11/18(4)	$323,390

	Total U.S. Treasury Securities (Cost: $1,382,668)	1,382,685

	Total Short-Term Investments (Cost: $1,382,668) (17.2%)	1,382,685

	Total Investments (Cost: $8,081,893) (100.6%)	8,103,760
	Liabilities in Excess of Other Assets (-0.6%)	(51,762)

	Net Assets (100.0%)	$8,051,998

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2017.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2017, the value of these securities amounted to $351,845 or 4.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Rate disclosed is the 7-day net yield as of July 31, 2017.

(4)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investment by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Aerospace/Defense	0.6%
Agriculture	0.6
Airlines	0.8
Auto Manufacturers	0.4
Banks	11.6
Beverages	0.8
Commercial Mortgage-Backed Securities — Agency	6.2
Commercial Mortgage-Backed Securities — Non-Agency	0.4
Computers	0.4
Diversified Financial Services	2.0
Electric	2.3
Environmental Control	0.8
Food	0.5
Healthcare-Services	2.8
Pharmaceuticals	1.0
REIT	8.1
Real Estate	0.4
Residential Mortgage-Backed Securities — Agency	24.5
Residential Mortgage-Backed Securities — Non-Agency	1.9
Semiconductors	0.3
Short Term Investments	17.2
Telecommunications	0.8
U.S. Treasury Securities	16.1
Money Market Investments	0.1

Total	100.6%

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$502,820	$—	$502,820
Commercial Mortgage-Backed Securities — Non-Agency	—	33,553	—	33,553
Residential Mortgage-Backed Securities — Agency	—	1,975,324	—	1,975,324
Residential Mortgage-Backed Securities — Non-Agency	—	149,971	—	149,971
Corporate Bonds	—	2,755,193	—	2,755,193
U.S. Treasury Securities	1,299,720	—	—	1,299,720

Total Fixed Income Securities	1,299,720	5,416,861	—	6,716,581

Money Market Investments	4,494	—	—	4,494
Short-Term Investments	1,382,685	—	—	1,382,685

Total Investments	$2,686,899	$5,416,861	$—	$8,103,760

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (3.8% of Net Assets)
$8,341,247	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	$8,570,906
20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 2.332%, due 12/27/44 (1)(2)	19,952,491
2,681,165	ACE Securities Corp. Home Equity Loan Trust (05-HE7-A2D), 1.892%, due 11/25/35 (2)	2,694,561
8,887,669	Ameriquest Mortgage Securities Trust (06-R2-A1), 1.407%, due 04/25/36 (2)	8,907,467
18,835,000	Brazos Higher Education Authority, Inc. (11-1-A3), 2.239%, due 11/25/33 (2)	18,949,841
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 2.314%, due 10/27/36 (2)	11,805,772
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 2.582%, due 03/25/36 (1)(2)	7,340,014
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 2.232%, due 04/25/33 (1)(2)	17,871,117
11,455,500	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (1)	11,276,494
18,182	Higher Education Funding I (14-1-A), (144A), 2.239%, due 05/25/34 (1)(2)	18,127
17,225,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 2.278%, due 07/20/43 (2)	16,973,172
29,828,832	Navient Student Loan Trust (14-2-A), 1.872%, due 03/25/83 (2)	29,436,846
30,099,421	Navient Student Loan Trust (14-3-A), 1.852%, due 03/25/83 (2)	29,722,316
17,055,429	Navient Student Loan Trust (14-4-A), 1.852%, due 03/25/83 (2)	16,839,274
30,195,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 2.182%, due 11/25/48 (1)(2)	29,613,455
3,052,656	SLM Student Loan Trust (04-8-B), 1.774%, due 01/25/40 (2)	2,839,194
15,758	SLM Student Loan Trust (04-8A-A5), (144A), 1.814%, due 04/25/24 (1)(2)	15,814
7,534,000	SLM Student Loan Trust (05-5-A5), 2.064%, due 10/25/40 (2)	7,354,183
5,133,248	SLM Student Loan Trust (07-6-B), 2.164%, due 04/27/43 (2)	4,863,771
7,405,000	SLM Student Loan Trust (08-2-B), 2.514%, due 01/25/83 (2)	6,934,345
6,559,000	SLM Student Loan Trust (08-3-B), 2.514%, due 04/26/83 (2)	6,173,461
3,280,000	SLM Student Loan Trust (08-4-B), 3.164%, due 04/25/29 (2)	3,211,330
16,210,000	SLM Student Loan Trust (08-5-B), 3.164%, due 07/25/73 (2)	16,007,985
6,515,000	SLM Student Loan Trust (08-6-B), 3.164%, due 07/26/83 (2)	6,414,406
6,390,000	SLM Student Loan Trust (08-7-B), 3.164%, due 07/26/83 (2)	6,278,973
5,706,000	SLM Student Loan Trust (08-8-B), 3.564%, due 10/25/75 (2)	5,731,483
15,950,000	SLM Student Loan Trust (08-9-B), 3.564%, due 10/25/83 (2)	16,198,272
11,840,000	SLM Student Loan Trust (11-1-A2), 2.382%, due 10/25/34 (2)	12,106,861
17,730,000	SLM Student Loan Trust (11-2-A2), 2.432%, due 10/25/34 (2)	18,171,922

	Total Asset-Backed Securities (Cost: $336,189,616)	342,273,853

	Commercial Mortgage-Backed Securities — Agency (1.9%)
42,420,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	44,548,967
15,384,951	Federal National Mortgage Association, Pool #AL2660, 2.632%, due 10/01/22	15,620,618
42,136,174	Federal National Mortgage Association, Pool #AL3366, 2.436%, due 02/01/23	42,455,871

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$46,426,128	Federal National Mortgage Association (12-M12-1A), 2.843%, due 08/25/22 (ACES)(2)	$47,889,610
26,723,720	Federal National Mortgage Association (12-M15-A), 2.656%, due 10/25/22 (ACES)(2)	26,925,698

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $178,606,561)	177,440,764

	Commercial Mortgage-Backed Securities — Non-Agency (0.4%)
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,044,715
15,750,000	GRACE Mortgage Trust (14-GRCE-A), (144A), 3.369%, due 06/10/28 (1)	16,387,253
6,105,000	GS Mortgage Securities Corp. (12-ALOH-A), (144A), 3.551%, due 04/10/34 (1)	6,419,043

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $34,260,832)	33,851,011

	Residential Mortgage-Backed Securities — Agency (56.8%)
147,609	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	161,103
213,159	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	236,056
3,123,375	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC)	3,445,189
7,261,761	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC)	7,921,115
700,016	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	734,508
618,291	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)(3)	575,087
2,790,690	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	2,939,880
1,558,400	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	1,635,956
2,338,933	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	2,461,045
28,924,640	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	31,588,961
42,297,595	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	42,327,483
518,713	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	539,024
454,780	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)(3)	428,723
3,035,262	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	3,210,479
34,487,269	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC)	38,199,630
25,294,410	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	27,254,757
7,126,124	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	7,750,906
7,131,294	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC)(3)	6,365,893
3,158,636	Federal Home Loan Mortgage Corp. (3315-S), 5.184%, due 05/15/37 (I/O) (I/F)(2)	370,582
4,355,293	Federal Home Loan Mortgage Corp. (3376-SX), 4.814%, due 10/15/37 (I/O) (I/F)(2)	667,788
6,181,997	Federal Home Loan Mortgage Corp. (3410-IS), 5.044%, due 02/15/38 (I/O) (I/F)(2)	980,456
5,913,342	Federal Home Loan Mortgage Corp. (3424-BI), 5.574%, due 04/15/38 (I/O) (I/F)(2)	1,225,628
5,114,895	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	5,190,586
1,154,603	Federal Home Loan Mortgage Corp. (3519-SH), 4.274%, due 07/15/37 (I/O) (I/F)(2)	124,967
9,252,386	Federal Home Loan Mortgage Corp. (3531-SC), 5.074%, due 05/15/39 (I/O) (I/F)(2)	877,623
2,441,860	Federal Home Loan Mortgage Corp. (3541-SA), 5.524%, due 06/15/39 (I/O) (I/F)(2)	412,498

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$8,709,485	Federal Home Loan Mortgage Corp. (3550-GS), 5.524%, due 07/15/39 (I/O) (I/F)(2)	$1,740,218
3,942,019	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	4,362,254
8,009,765	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	8,571,129
18,279,273	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	19,392,634
9,222,104	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	9,737,301
12,981,761	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	13,520,080
1,092,378	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	1,158,151
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	21,568,349
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC)	21,832,945
12,053,425	Federal Home Loan Mortgage Corp. (3788-SB), 5.254%, due 01/15/41 (I/O) (I/F)(2)	2,065,336
3,029,031	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC)(3)	2,629,971
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC)	11,300,608
5,135,458	Federal Home Loan Mortgage Corp. (4030-HS), 5.384%, due 04/15/42 (I/O) (I/F)(2)	886,357
2,201,517	Federal Home Loan Mortgage Corp. (4604-PB), 3%, due 01/15/46 (PAC)	2,158,485
6,553,464	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	7,333,789
27,534,381	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40	30,667,615
8,346,054	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	9,265,714
2,487	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	2,549
4,316	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	4,423
16,751	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	17,166
46,729	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	51,991
171,191	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	187,715
33,020,776	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	35,391,693
10,318,561	Federal Home Loan Mortgage Corp., Pool #G07556, 4%, due 11/01/43	11,050,061
37,668,935	Federal Home Loan Mortgage Corp., Pool #G07786, 4%, due 08/01/44	40,211,777
80,207,065	Federal Home Loan Mortgage Corp., Pool #G07848, 3.5%, due 04/01/44	83,265,640
44,844,006	Federal Home Loan Mortgage Corp., Pool #G08677, 4%, due 11/01/45	47,247,974
59,616,489	Federal Home Loan Mortgage Corp., Pool #G08681, 3.5%, due 12/01/45	61,456,468
120,211,913	Federal Home Loan Mortgage Corp., Pool #G08687, 3.5%, due 01/01/46	123,915,118
36,407,479	Federal Home Loan Mortgage Corp., Pool #G08699, 4%, due 03/01/46	38,377,654
113,853,615	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	117,360,948
61,744,302	Federal Home Loan Mortgage Corp., Pool #G08706, 3.5%, due 05/01/46	63,646,374
4,485,459	Federal Home Loan Mortgage Corp., Pool #G08710, 3%, due 06/01/46	4,495,840
86,123,235	Federal Home Loan Mortgage Corp., Pool #G08715, 3%, due 08/01/46	86,322,549
143,981,793	Federal Home Loan Mortgage Corp., Pool #G08716, 3.5%, due 08/01/46	148,456,092
95,948,028	Federal Home Loan Mortgage Corp., Pool #G08721, 3%, due 09/01/46	96,170,079
55,778,489	Federal Home Loan Mortgage Corp., Pool #G08722, 3.5%, due 09/01/46	57,511,831
32,561,617	Federal Home Loan Mortgage Corp., Pool #G08732, 3%, due 11/01/46	32,636,974

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$158,327,067	Federal Home Loan Mortgage Corp., Pool #G08737, 3%, due 12/01/46	$158,693,482
146,851,398	Federal Home Loan Mortgage Corp., Pool #G08747, 3%, due 02/01/47	147,191,255
173,388	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	177,900
586,720	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	594,167
485,594	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	496,607
924,686	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	985,070
48,046,971	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	49,474,327
27,623,261	Federal Home Loan Mortgage Corp., Pool #G18627, 3%, due 01/01/32	28,452,497
12,797	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	13,979
2,135,652	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	2,411,494
2,250,338	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	2,541,140
3,206,557	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	3,508,072
127,641,186	Federal Home Loan Mortgage Corp., Pool #G60238, 3.5%, due 10/01/45	132,229,818
78,080,900	Federal Home Loan Mortgage Corp., Pool #G60440, 3.5%, due 03/01/46	80,915,371
443,583	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	483,055
4,770,249	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	5,292,804
4,542,720	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	4,949,315
182,385,000	Federal Home Loan Mortgage Corp. TBA, 30 Year, 4%(4)	192,131,198
269,748	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	302,663
590,026	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	626,174
809,762	Federal National Mortgage Association (04-52-SW), 5.868%, due 07/25/34 (I/O) (I/F)(2)	127,291
1,738,775	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	1,830,384
2,015,774	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	2,187,458
6,384,380	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)	6,808,263
377,327	Federal National Mortgage Association (05-74-CP), 20.232%, due 05/25/35 (I/F) (PAC)(2)	543,109
2,491,116	Federal National Mortgage Association (07-20-SI), 5.218%, due 03/25/37 (I/O) (I/F)(2)	347,441
1,896,119	Federal National Mortgage Association (07-21-SE), 5.208%, due 03/25/37 (I/O) (I/F)(2)	296,222
2,406,176	Federal National Mortgage Association (07-56-SG), 5.178%, due 06/25/37 (I/O) (I/F)(2)	231,770
7,356,228	Federal National Mortgage Association (07-58-SV), 5.518%, due 06/25/37 (I/O) (I/F)(2)	1,145,440
1,785,342	Federal National Mortgage Association (07-65-S), 5.368%, due 07/25/37 (I/O) (I/F)(2)	301,287
990,067	Federal National Mortgage Association (07-88-FY), 1.692%, due 09/25/37 (2)	993,675
6,781,813	Federal National Mortgage Association (07-103-AI), 5.268%, due 03/25/37 (I/O) (I/F)(2)	749,116
18,731,325	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	20,938,348
7,073,801	Federal National Mortgage Association (08-1-AI), 5.018%, due 05/25/37 (I/O) (I/F)(2)	1,205,922

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$5,859,347	Federal National Mortgage Association (08-13-SB), 5.008%, due 03/25/38 (I/O) (I/F)(2)	$1,149,488
11,472,957	Federal National Mortgage Association (08-23-SB), 5.618%, due 04/25/38 (I/O) (I/F)(2)	1,873,597
1,131,852	Federal National Mortgage Association (08-35-SD), 5.218%, due 05/25/38 (I/O) (I/F)(2)	155,223
17,520,792	Federal National Mortgage Association (08-66-SG), 4.838%, due 08/25/38 (I/O) (I/F)(2)	3,050,044
6,033,846	Federal National Mortgage Association (08-68-SA), 4.738%, due 08/25/38 (I/O) (I/F)(2)	757,950
2,793,724	Federal National Mortgage Association (09-3-SH), 4.218%, due 06/25/37 (I/O) (I/F)(2)	323,748
1,569,674	Federal National Mortgage Association (09-47-SV), 5.518%, due 07/25/39 (I/O) (I/F)(2)	238,977
6,321,985	Federal National Mortgage Association (09-51-SA), 5.518%, due 07/25/39 (I/O) (I/F)(2)	1,228,353
3,569,278	Federal National Mortgage Association (09-6-SD), 4.318%, due 02/25/39 (I/O) (I/F)(2)	735,301
7,241,059	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	7,502,458
17,516,091	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	18,621,822
22,799,292	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	24,196,383
1,597,987	Federal National Mortgage Association (09-72-JS), 6.018%, due 09/25/39 (I/O) (I/F)(2)	313,781
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC)	22,254,270
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	53,060,120
4,351,941	Federal National Mortgage Association (11-123-ZP), 4.5%, due 12/25/41 (PAC)	4,908,637
11,738,000	Federal National Mortgage Association (12-128-UY), 2.5%, due 11/25/42 (PAC)	10,809,386
35,314,167	Federal National Mortgage Association (12-133-GC), 2.5%, due 08/25/41 (PAC)	35,426,582
12,154,686	Federal National Mortgage Association (12-153-PC), 2%, due 05/25/42 (PAC)	11,879,553
9,327,948	Federal National Mortgage Association (13-101-BO), 0%, due 10/25/43 (P/O)(3)	7,378,108
21,574,980	Federal National Mortgage Association (13-101-CO), 0%, due 10/25/43 (P/O)(3)	17,236,944
18,340,959	Federal National Mortgage Association (13-21-EC), 2%, due 12/25/38 (I/O)	18,213,080
21,400,000	Federal National Mortgage Association (13-95-PN), 3%, due 01/25/43 (PAC)	21,469,263
77,207	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)(2)	88,207
426,588	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)(3)	404,389
30,003	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	32,874
863	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	862
138,845	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	153,252
1,943,030	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	2,124,806
791,830	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	879,173
4,589,374	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	5,096,313
130,348	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	135,146
39,946	Federal National Mortgage Association, Pool #661856, 2.998%, due 10/01/32 (2)	39,846
83,185	Federal National Mortgage Association, Pool #671133, 2.663%, due 02/01/33 (2)	85,926
50,980	Federal National Mortgage Association, Pool #672272, 3.142%, due 12/01/32 (2)	53,445
110,637	Federal National Mortgage Association, Pool #687847, 3.215%, due 02/01/33 (2)	116,387
697,501	Federal National Mortgage Association, Pool #692104, 2.788%, due 02/01/33 (2)	721,363
344,964	Federal National Mortgage Association, Pool #699866, 3.321%, due 04/01/33 (2)	360,095

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$124,150	Federal National Mortgage Association, Pool #704454, 3.437%, due 05/01/33 (2)	$128,771
217,450	Federal National Mortgage Association, Pool #708820, 3.515%, due 06/01/33 (2)	217,620
71,442	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	74,071
138,971	Federal National Mortgage Association, Pool #728824, 2.969%, due 07/01/33 (2)	147,414
513,898	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	554,960
9,032	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	9,258
524,339	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	610,385
448,390	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	476,512
1,326,348	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	1,450,431
640,233	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	676,530
3,225,165	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	3,471,382
1,877,547	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	2,053,214
5,830,676	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	6,564,065
3,148,999	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	3,545,225
3,431,983	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	3,806,286
38,155,276	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42	38,272,600
9,596,595	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37	10,927,489
6,943,360	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	7,892,372
5,074,711	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40	5,721,771
61,293,134	Federal National Mortgage Association, Pool #AL9105, 4.5%, due 10/01/46	65,851,296
42,263,168	Federal National Mortgage Association, Pool #AL9106, 4.5%, due 02/01/46	45,455,594
110,812,016	Federal National Mortgage Association, Pool #AL9722, 4.5%, due 08/01/46	119,161,878
41,538,080	Federal National Mortgage Association, Pool #AL9846, 4.5%, due 02/01/47	44,668,041
169,926,933	Federal National Mortgage Association, Pool #AL9990, 4.5%, due 04/01/47	182,461,761
22,871,618	Federal National Mortgage Association, Pool #AS9749, 4%, due 06/01/47	24,142,959
27,916,610	Federal National Mortgage Association, Pool #AS9830, 4%, due 06/01/47	29,485,103
24,053,252	Federal National Mortgage Association, Pool #AS9972, 4%, due 07/01/47	25,404,683
60,735,769	Federal National Mortgage Association, Pool #BC1158, 3.5%, due 02/01/46	62,576,494
53,140,679	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	54,285,923
37,483,632	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	39,106,520
17,597,853	Federal National Mortgage Association, Pool #MA2871, 3%, due 01/01/32	18,117,042
19,501,370	Federal National Mortgage Association, Pool #MA2883, 3%, due 01/01/27	20,116,531
79,848,464	Federal National Mortgage Association, Pool #MA2960, 4%, due 04/01/47	84,123,663
35,071,071	Federal National Mortgage Association, Pool #MA2995, 4%, due 05/01/47	36,965,154
74,597,562	Federal National Mortgage Association, Pool #MA3027, 4%, due 06/01/47	78,587,824
127,598,712	Federal National Mortgage Association, Pool #MA3058, 4%, due 07/01/47	134,494,289

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$100,025,000	Federal National Mortgage Association TBA, 15 Year, 2.5%(4)	$100,876,778
98,915,000	Federal National Mortgage Association TBA, 30 Year, 3%(4)	99,092,735
23,745,000	Federal National Mortgage Association TBA, 30 Year, 4%(4)	24,999,960
136,260,000	Federal National Mortgage Association TBA, 30 Year, 4.5%(4)	146,298,530
993,487	Government National Mortgage Association (03-42-SH), 5.322%, due 05/20/33 (I/O) (I/F)(2)	177,516
12,953,971	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O)(3)	11,015,444
17,109,795	Government National Mortgage Association (15-42-ZB), 3%, due 03/20/45	15,932,851
37,325,347	Government National Mortgage Association (15-43-DM), 2.5%, due 03/20/45	33,378,483
11,578,350	Government National Mortgage Association (15-44-Z), 3%, due 03/20/45	10,730,521
10,218,436	Government National Mortgage Association (15-52-EZ), 3%, due 04/16/45	8,985,739
328,935	Government National Mortgage Association II, Pool #80963, 2.125%, due 07/20/34 (2)	337,555
104,687,415	Government National Mortgage Association II, Pool #MA3521, 3.5%, due 03/20/46	108,834,928
51,137,601	Government National Mortgage Association II, Pool #MA3663, 3.5%, due 05/20/46	53,151,558
64,130,250	Government National Mortgage Association II, Pool #MA3736, 3.5%, due 06/20/46	66,682,821
14,635,914	Government National Mortgage Association II, Pool #MA3803, 3.5%, due 07/20/46	15,218,466
124,347,932	Government National Mortgage Association II, Pool #MA4126, 3%, due 12/20/46	126,253,692
90,555,000	Government National Mortgage Association II TBA, 30 Year, 3%(4)	91,877,948
172,395,000	Government National Mortgage Association II TBA, 30 Year, 4%(4)	181,324,523
283,115,000	Government National Mortgage Association II TBA, 30 Year, 4.5%(4)	300,676,977
87,975,000	Government National Mortgage Association II TBA, 30 Year, 3.5%(4)	91,418,397

	Total Residential Mortgage-Backed Securities — Agency (Cost: $5,180,074,956)	5,164,719,574

	Residential Mortgage-Backed Securities — Non-Agency (16.4%)
11,573,793	ACE Securities Corp. (06-ASP1-A2D), 1.852%, due 12/25/35 (2)	11,535,302
16,592,568	ACE Securities Corp. (07-ASP1-A2C), 1.492%, due 03/25/37 (2)	10,111,758
8,918,329	ACE Securities Corp. (07-ASP1-A2D), 1.612%, due 03/25/37 (2)	5,489,461
1,041,991	Adjustable Rate Mortgage Trust (04-5-3A1), 3.67%, due 04/25/35 (2)	1,053,334
11,966,645	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 1.562%, due 01/25/36 (2)	11,989,655
2,074,460	Asset-Backed Funding Certificates (05-HE2-M2), 1.982%, due 06/25/35 (2)	2,089,000
8,747,000	Asset-Backed Funding Certificates (07-NC1-A2), (144A), 1.532%, due 05/25/37 (1)(2)	7,639,411
17,429,612	Asset-Backed Funding Certificates (07-WMC1-A2A), 1.982%, due 06/25/37 (2)	13,626,540
696,272	Banc of America Funding Corp. (04-B-3A1), 3.441%, due 12/20/34 (2)	344,014
64,980	Banc of America Funding Corp. (06-D-2A1), 5.446%, due 05/20/36 (2)(5)	59,810

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$4,429,662	Banc of America Funding Corp. (06-D-3A1), 3.51%, due 05/20/36 (2)(5)	$3,947,282
8,975,665	Banc of America Funding Corp. (06-G-2A1), 1.448%, due 07/20/36 (2)	8,988,304
7,698,079	Banc of America Funding Corp. (15-R8-1A1), (144A), 1.572%, due 11/26/46 (1)(2)	7,406,850
1,237,489	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	1,257,945
4,719,559	Banc of America Funding Trust (06-3-5A3), 5.5%, due 03/25/36 (5)	4,448,973
462,048	BCAP LLC Trust (07-AA1-1A2), 1.392%, due 02/25/47 (2)	462,617
16,969,672	BCAP LLC Trust (08-IND2-A1), 2.882%, due 04/25/38 (2)	16,988,246
14,739	BCAP LLC Trust (09-RR1-21A1), (144A), 3.278%, due 11/26/34 (1)(2)	14,795
286,556	BCAP LLC Trust (09-RR1-22A1), (144A), 3.199%, due 05/26/35 (1)(2)	293,047
164,984	BCAP LLC Trust (09-RR1-23A1), (144A), 3.187%, due 05/26/35 (1)(2)	169,513
380,305	BCAP LLC Trust (11-RR3-1A5), (144A), 3.606%, due 05/27/37 (1)(2)	380,719
933,392	BCAP LLC Trust (11-RR3-5A3), (144A), 3.648%, due 11/27/37 (1)(2)	934,965
3,175,036	BCAP LLC Trust (11-RR4-2A3), (144A), 3.758%, due 06/26/47 (1)(2)	3,183,868
3,041,417	BCAP LLC Trust (11-RR4-3A3), (144A), 3.466%, due 07/26/36 (1)(2)	3,017,239
1,984,434	BCAP LLC Trust (11-RR5-1A3), (144A), 3.046%, due 03/26/37 (1)(2)	1,987,805
9,298,664	BCAP LLC Trust (11-RR9-7A1), (144A), 2.777%, due 04/26/37 (1)(2)	9,242,092
2,148,088	BCAP LLC Trust (12-RR2-9A3), (144A), 3.162%, due 03/26/35 (1)(2)	2,129,299
4,309,657	BCAP LLC Trust (12-RR8-3A1), (144A), 3.241%, due 08/26/36 (1)(2)	4,318,957
55,466	BCAP LLC Trust (12-RR9-1A1), (144A), 1.396%, due 07/26/35 (1)(2)	55,519
2,257,965	BCAP LLC Trust (13-RR2-6A1), (144A), 3%, due 06/26/37 (1)(2)	2,260,791
1,131,722	Bear Stearns Alt-A Trust (04-13-A1), 1.972%, due 11/25/34 (2)	1,120,262
5,263	Bear Stearns Alt-A Trust (05-2-2A4), 3.355%, due 04/25/35 (2)	5,172
7,342,287	Bear Stearns Alt-A Trust (05-4-23A1), 3.479%, due 05/25/35 (2)	7,265,218
630,911	Bear Stearns Alt-A Trust (06-4-32A1), 3.613%, due 07/25/36 (2)(5)	506,761
1,213,875	Bear Stearns ARM Trust (04-12-1A1), 3.5%, due 02/25/35 (2)	1,188,816
8,650,678	Bear Stearns ARM Trust (05-10-A3), 3.229%, due 10/25/35 (2)	8,946,403
2,468,630	Bear Stearns ARM Trust (06-2-2A1), 3.638%, due 07/25/36 (2)(5)	2,491,281
346,614	Bear Stearns ARM Trust (07-1-2A1), 3.405%, due 02/25/47 (2)(5)	305,062
1,564,836	Bear Stearns ARM Trust (07-5-3A1), 4.202%, due 08/25/47 (2)(5)	1,507,501
2,082,011	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 5.5%, due 09/25/35 (2)	2,058,843
4,451,693	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.4%, due 09/25/35 (2)	4,402,480
820,858	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 1.412%, due 10/25/36 (2)	726,455
4,998,323	Carrington Mortgage Loan Trust (05-NC5-A3), 1.652%, due 10/25/35 (2)	5,010,186
1,067,617	Chase Mortgage Finance Corp. (06-A1-2A1), 3.336%, due 09/25/36 (2)(5)	989,117

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$5,753,203	Chase Mortgage Finance Corp. (07-A1-8A1), 3.239%, due 02/25/37 (2)	$5,862,541
4,120,613	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	4,005,588
14,146,785	Chaseflex Trust (06-1-A3), 6.295%, due 06/25/36 (2)(5)	14,284,857
22,752,846	CIM Trust (15-3AG-A1), (144A), 2.977%, due 10/25/57 (1)(2)	22,968,763
31,362,515	CIM Trust (15-4AG-A1), (144A), 3.227%, due 10/25/57 (1)(2)	31,608,737
47,879,255	CIM Trust (16-4-A1), (144A), 3.227%, due 10/25/57 (1)(2)	49,646,047
1,015,089	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	1,005,702
2,293,934	Citicorp Residential Mortgage Trust, Inc. (06-2-A4), 5.588%, due 09/25/36	2,339,930
6,115,967	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A), 3.447%, due 07/25/36 (2)(5)	5,142,245
3,993,399	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 1.382%, due 08/25/36 (2)	3,983,150
4,034,657	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(5)	2,909,688
78,726	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 1.566%, due 07/25/36 (1)(2)	78,654
585,639	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	592,232
4,450,053	Citigroup Mortgage Loan Trust, Inc. (14-10-2A1), (144A), 1.466%, due 07/25/37 (1)(2)	4,357,892
530,586	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	534,719
4,023,805	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	4,198,946
566,536	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (5)	558,073
325,648	Countrywide Alternative Loan Trust (05-84-1A1), 3.293%, due 02/25/36 (2)(5)	257,368
1,172,236	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	1,191,653
16,098,546	Countrywide Alternative Loan Trust (06-HY12-A5), 3.311%, due 08/25/36 (2)	15,917,884
680,518	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	672,419
8,314,471	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	8,637,912
14,036,461	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 1.832%, due 05/25/35 (2)	12,234,598
38,968	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 3.242%, due 09/20/35 (2)(5)	32,616
12,046	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 3.378%, due 09/25/47 (2)(5)	11,686
55,573	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 3.126%, due 03/25/37 (2)(5)	43,875
51,246	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	52,450
2,752,877	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (5)	2,140,138
9,644,876	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (5)	6,813,864
10,679,988	Credit Suisse Mortgage Capital Certificates (15-5R-2A1), (144A), 1.496%, due 04/27/47 (1)(2)	10,441,284
4,109,805	Credit Suisse Mortgage Trust (13-7R-4A1), (144A), 1.392%, due 07/26/36 (1)(2)	3,886,662

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$4,655,344	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 3.418%, due 01/25/36	$3,687,829
32,710,660	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 1.392%, due 10/25/36 (2)	23,564,383
18,213,267	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 1.462%, due 11/25/36 (2)	10,874,215
4,207,251	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B), 4.294%, due 02/25/37	3,079,276
14,472,133	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 4.294%, due 02/25/37	10,590,693
5,243,903	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (5)	4,995,956
3,664,613	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36 (5)	3,625,235
10,437,623	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37 (5)	9,606,143
7,458,305	CSMC Mortgage-Backed Trust (14-11R-11A1), (144A), 2.966%, due 06/27/47 (1)(2)	7,673,616
520,983	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 1.422%, due 02/25/37 (2)(5)	431,331
3,735,478	DSLA Mortgage Loan Trust (05-AR6-2A1A), 1.518%, due 10/19/45 (2)	3,663,113
33,614,177	DSLA Mortgage Loan Trust (06-AR2-2A1A), 1.428%, due 10/19/36 (2)	29,971,140
10,086,071	DSLA Mortgage Loan Trust (07-AR1-2A1A), 1.368%, due 04/19/47 (2)	8,992,880
4,690,458	Fieldstone Mortgage Investment Corp. (07-1-2A2), 1.502%, due 04/25/47 (2)	3,408,236
25,589,770	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 1.392%, due 12/25/37 (2)	17,841,021
15,016,949	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 1.442%, due 12/25/37 (2)	10,550,695
6,132,400	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 1.372%, due 01/25/38 (2)	4,340,886
25,718,639	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 1.452%, due 01/25/38 (2)	17,327,907
5,068,000	First Franklin Mortgage Loan Trust (06-FF9-2A4), 1.482%, due 06/25/36 (2)	3,449,774
5,738,112	First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1), 3.221%, due 05/25/35 (2)	5,778,105
4,503,820	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 3.104%, due 09/25/35 (2)(5)	4,125,087
3,953,576	First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1), 3.104%, due 09/25/35 (2)(5)	3,606,468
14,958,427	First Horizon Alternative Mortgage Securities Trust (06-AA7-A1), 3.164%, due 01/25/37 (2)(5)	12,909,953
17,099,999	Fremont Home Loan Trust (05-E-2A4), 1.562%, due 01/25/36 (2)	15,604,149

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$3,934,453	Fremont Home Loan Trust (06-1-2A3), 1.412%, due 04/25/36 (2)	$3,715,312
3,490,506	GMAC Mortgage Loan Trust (05-AR5-2A1), 3.621%, due 09/19/35 (2)	3,167,264
690,327	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 1.472%, due 08/25/45 (2)	621,133
2,060,497	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 1.382%, due 10/25/46 (2)(5)	2,072,312
784,420	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 3.183%, due 11/25/35 (1)(2)	786,282
1,591,041	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	1,610,496
1,019,895	GSAA Home Equity Trust (05-9-2A3), 1.602%, due 08/25/35 (2)	1,012,095
3,706,139	GSR Mortgage Loan Trust (04-9-3A1), 3.584%, due 08/25/34 (2)	3,863,421
14,879,765	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37 (5)	14,710,961
1,471,432	GSR Mortgage Loan Trust (07-AR2-2A1), 3.251%, due 05/25/37 (2)	1,371,735
2,477,209	GSR Mortgage Loan Trust (07-AR2-5A1A), 3.094%, due 05/25/37 (2)(5)	2,216,479
3,156,061	Harborview Mortgage Loan Trust (05-9-2A1A), 1.568%, due 06/20/35 (2)	3,096,983
19,394,339	Harborview Mortgage Loan Trust (06-8-2A1A), 1.419%, due 07/21/36 (2)	16,983,669
1,996,738	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 1.812%, due 07/25/34 (2)	1,996,413
361,514	Homestar Mortgage Acceptance Corp. (04-5-A1), 2.132%, due 10/25/34 (2)	363,105
1,040,618	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	955,109
8,284	Impac CMB Trust (04-5-1A1), 1.952%, due 10/25/34 (2)	8,069
1,471,710	Impac CMB Trust (05-1-1A1), 1.752%, due 04/25/35 (2)	1,413,134
7,367,801	Impac CMB Trust (05-5-A2), 1.672%, due 08/25/35 (2)	6,616,562
8,497,222	Indymac Index Mortgage Loan Trust (04-AR4-2A), 3.359%, due 08/25/34 (2)	8,565,566
1,234,803	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.553%, due 11/25/34 (2)	1,059,540
5,884,116	Indymac Index Mortgage Loan Trust (05-AR17-3A1), 3.238%, due 09/25/35 (2)(5)	5,291,420
4,582,524	Indymac Index Mortgage Loan Trust (05-AR23-2A1), 3.157%, due 11/25/35 (2)(5)	4,082,008
5,480,957	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 3.174%, due 11/25/35 (2)(5)	4,848,365
2,967,432	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 3.204%, due 12/25/35 (2)(5)	2,769,766
4,213,697	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 3.034%, due 06/25/35 (2)	3,611,746
10,629,172	Indymac Index Mortgage Loan Trust (06-AR39-A1), 1.412%, due 02/25/37 (2)	9,791,112
26,448	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 3.058%, due 06/25/37 (2)(5)	22,173
19,861,508	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 3.51%, due 05/25/37 (2)(5)	16,841,191
5,113,865	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 3.32%, due 11/25/37 (2)	5,028,790
4,239,975	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 1.412%, due 02/25/37 (2)	4,212,130
73,852	Jefferies & Co., Inc. (09-R3-1A1), (144A), 3.06%, due 12/26/35 (1)(2)(5)	74,232
8,765,684	JPMorgan Alternative Loan Trust (06-A2-5A1), 3.448%, due 05/25/36 (2)(5)	6,177,913
4,517,362	JPMorgan Alternative Loan Trust (06-A4-A8), 3.247%, due 09/25/36 (2)(5)	4,959,614
8,108,516	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.763%, due 10/25/36	6,265,194
25,065,339	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 1.392%, due 01/25/36 (2)	24,776,012

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 559,587	JPMorgan Mortgage Trust (05-A6-7A1), 3.253%, due 08/25/35 (2)(5)	$541,515
3,261,951	JPMorgan Mortgage Trust (06-A2-5A3), 3.154%, due 11/25/33 (2)	3,312,226
691,461	JPMorgan Mortgage Trust (06-A4-1A4), 3.747%, due 06/25/36 (2)(5)	656,746
30,991	JPMorgan Mortgage Trust (06-A7-2A4R), 3.29%, due 01/25/37 (2)(5)	30,908
1,183,755	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21	1,169,144
6,599,545	JPMorgan Resecuritization Trust Series (14-6-3A1), (144A), 1.426%, due 07/27/46 (1)(2)	6,510,859
969,782	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	651,497
2,418,826	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (5)	2,356,370
1,049,280	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (5)	751,031
19,479,399	Lehman XS Trust (06-10N-1A3A), 1.442%, due 07/25/46 (2)(5)	18,608,685
821	Lehman XS Trust (06-12N-A2A1), 1.382%, due 08/25/46 (2)(5)	823
6,715,355	Lehman XS Trust (06-12N-A31A), 1.432%, due 08/25/46 (2)(5)	5,434,402
4,423,628	Lehman XS Trust (06-13-1A2), 1.402%, due 09/25/36 (2)(5)	4,148,697
10,804,131	Lehman XS Trust (06-9-A1B), 1.392%, due 05/25/46 (2)(5)	10,242,442
14	Lehman XS Trust (07-4N-1A1), 1.362%, due 03/25/47 (2)	14
8,944,644	Long Beach Mortgage Loan Trust (06-WL1-1A3), 1.562%, due 01/25/46 (2)	8,834,923
14,950,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 1.572%, due 01/25/46 (2)	13,366,578
571,308	Luminent Mortgage Trust (07-2-1A3), 1.452%, due 05/25/37 (2)(5)	570,438
5,490,991	Madison Avenue Manufactured Housing Contract (02-A-B1), 4.482%, due 03/25/32 (2)	5,579,518
3,743,309	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 1.812%, due 11/25/34 (2)	3,735,965
6,714,976	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	6,498,619
73,091	MASTR Alternative Loans Trust (06-2-2A1), 1.632%, due 03/25/36 (2)(5)	16,433
58,396	MASTR Asset Securitization Trust (06-3-2A1), 1.682%, due 10/25/36 (2)(5)	33,076
1,603,185	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	1,590,448
4,419,280	MASTR Asset-Backed Securities Trust (06-HE1-A4), 1.522%, due 01/25/36 (2)	4,400,839
22,826,346	MASTR Asset-Backed Securities Trust (06-HE5-A3), 1.392%, due 11/25/36 (2)	15,527,475
10,888	MASTR Seasoned Securitization Trust (04-1-4A1), 3.345%, due 10/25/32 (2)	10,992
2,182,762	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 1.462%, due 01/25/37 (2)	1,133,396
1,122,812	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 1.392%, due 01/25/37 (2)	571,081
8,873,543	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 1.402%, due 04/25/37 (2)	5,066,752
31,053,653	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 1.482%, due 04/25/37 (2)	17,966,343
7,653,350	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 1.572%, due 04/25/37 (2)	4,492,730
6,840,444	Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C), 1.472%, due 05/25/37 (2)	4,315,089
3,322,216	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 1.362%, due 06/25/37 (2)	2,446,730

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 41,035,175	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 1.392%, due 07/25/37 (2)	$25,640,216
2,414,441	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 3.63%, due 08/25/36 (2)(5)	2,245,554
3,768,112	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	4,107,587
910,838	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 2.192%, due 09/25/34 (2)	889,422
3,110,092	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 2.027%, due 07/25/35 (2)	3,123,666
586,314	Morgan Stanley Home Equity Loan Trust (05-2-M3), 1.907%, due 05/25/35 (2)	588,043
3,930,053	Morgan Stanley Home Equity Loan Trust (06-2-A4), 1.512%, due 02/25/36 (2)	3,811,336
2,480,230	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 1.512%, due 11/25/35 (2)	2,498,305
1,129,244	Morgan Stanley Mortgage Loan Trust (07-3XS-2A6), 5.763%, due 01/25/47	602,443
4,067,774	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 1.352%, due 04/25/37 (2)	1,974,833
9,269,314	Morgan Stanley REREMIC Trust (13-R2-1A), (144A), 2.508%, due 10/26/36 (1)(2)	9,246,434
1,341,178	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 3.369%, due 01/26/47 (1)(2)	1,345,250
10,397,663	Morgan Stanley Resecuritization Trust (14-R2-2A), (144A), 2.798%, due 12/26/46 (1)(2)	10,389,238
8,077,941	MortgageIT Trust (05-3-A1), 1.832%, due 08/25/35 (2)	7,739,725
4,109,002	MortgageIT Trust (05-4-A1), 1.512%, due 10/25/35 (2)	3,918,642
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 1.482%, due 04/25/37 (2)	9,906,798
7,412,844	Nomura Resecuritization Trust (15-1R-2A1), (144A), 1.475%, due 10/26/36 (1)(2)	7,420,609
7,012,010	Nomura Resecuritization Trust (15-2R-1A1), (144A), 1.732%, due 08/26/46 (1)(2)	6,989,866
10,476,849	Nomura Resecuritization Trust (15-4R-2A1), (144A), 1.356%, due 10/26/36 (1)(2)	10,196,808
3,389,968	Nomura Resecuritization Trust (15-4R-3A1), (144A), 3.52%, due 02/26/36 (1)(2)	3,422,465
12,156,608	Nomura Resecuritization Trust (15-5R-2A1), (144A), 3.288%, due 03/26/35 (1)(2)	12,241,394
4,975,785	Nomura Resecuritization Trust (15-7R-2A1), (144A), 3.159%, due 08/26/36 (1)(2)	5,085,596
3,302,169	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	3,554,598
5,370,944	Oakwood Mortgage Investors, Inc. (99-E-A1), 7.608%, due 03/15/30 (2)	5,166,115
7,756,157	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	7,889,842
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 1.502%, due 03/25/37 (2)	17,069,699
19,579,194	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 1.392%, due 09/25/37 (2)	11,769,319
840,279	Park Place Securities, Inc. (05-WCH1-M2), 2.012%, due 01/25/36 (2)	842,971
3,584,976	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (5)	3,818,618
4,392,994	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	4,557,033
2,007,085	RAAC Series Trust (07-SP1-A3), 1.712%, due 03/25/37 (2)	2,000,681
1,049,928	RALI Trust (05-QA13-2A1), 4.228%, due 12/25/35 (2)(5)	929,253
4,165,716	RALI Trust (05-QA7-A21), 3.87%, due 07/25/35 (2)(5)	3,910,898
7,238,579	RALI Trust (06-QA3-A1), 1.432%, due 04/25/36 (2)(5)	6,952,680
7,391,250	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.992%, due 07/25/35 (2)(5)	6,088,318
1,340,325	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35 (5)	1,225,796

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 25,449	Residential Accredit Loans, Inc. (06-QA1-A21), 4.357%, due 01/25/36 (2)(5)	$21,728
21,808,684	Residential Accredit Loans, Inc. (06-QA10-A2), 1.412%, due 12/25/36 (2)	19,904,973
29,641	Residential Accredit Loans, Inc. (06-QA2-1A1), 1.482%, due 02/25/36 (2)(5)	22,618
56,139,762	Residential Accredit Loans, Inc. (06-QS10-AV), 0.574%, due 08/25/36 (I/O)(2)	1,335,503
54,386,830	Residential Accredit Loans, Inc. (06-QS11-AV), 0.35%, due 08/25/36 (I/O)(2)	846,890
7,294,791	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (5)	6,435,572
72,007,212	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.756%, due 06/25/36 (I/O)(2)	1,951,424
16,264,499	Residential Accredit Loans, Inc. (06-QS7-AV), 0.669%, due 06/25/36 (I/O)(2)	399,669
3,683,019	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.172%, due 01/25/37 (I/O)(2)	27,564
27,605,851	Residential Accredit Loans, Inc. (07-QS2-AV), 0.332%, due 01/25/37 (I/O)(2)	377,956
109,141,913	Residential Accredit Loans, Inc. (07-QS3-AV), 0.354%, due 02/25/37 (I/O)(2)	1,682,041
12,712,487	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.374%, due 03/25/37 (I/O)(2)	169,229
17,580,978	Residential Accredit Loans, Inc. (07-QS5-AV), 0.26%, due 03/25/37 (I/O)(2)	164,317
3,892,443	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (5)	3,358,539
26,321,721	Residential Accredit Loans, Inc. (07-QS8-AV), 0.394%, due 06/25/37 (I/O)(2)	426,761
34,803	Residential Funding Mortgage Securities I (05-SA5-2A), 3.824%, due 11/25/35 (2)(5)	33,480
872,892	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)(5)	819,554
9,750,822	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (5)	9,206,479
31,607	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.979%, due 04/25/37 (2)(5)	30,556
10,015,986	Saxon Asset Securities Trust (06-2-A2), 1.362%, due 09/25/36 (2)	10,024,132
14,994,749	Saxon Asset Securities Trust (06-3-A3), 1.402%, due 10/25/46 (2)	14,265,414
21,227,848	Saxon Asset Securities Trust (07-2-A2D), 1.532%, due 05/25/47 (2)	17,048,971
3,435,590	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 1.572%, due 02/25/37 (2)	1,934,862
44,478,767	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 1.462%, due 02/25/37 (2)	28,859,285
20,009,878	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 1.372%, due 01/25/37 (2)	14,281,304
1,034,667	Sequoia Mortgage Trust (03-8-A1), 1.868%, due 01/20/34 (2)	999,026
1,154,102	SG Mortgage Securities Trust (05-OPT1-A3), 1.582%, due 10/25/35 (2)	1,156,766
23,550,794	SG Mortgage Securities Trust (07-NC1-A2), (144A), 1.472%, due 12/25/36 (1)(2)	14,725,330
3,561,462	Soundview Home Equity Loan Trust (06-2-A4), 1.502%, due 03/25/36 (2)	3,568,475
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 1.462%, due 06/25/36 (2)	9,381,888
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 1.482%, due 08/25/37 (2)	2,937,755

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 21,814	Specialty Underwriting & Residential Finance (06-AB3-A2B), 1.382%, due 09/25/37 (2)	$13,309
2,945,360	Structured Adjustable Rate Mortgage Loan Trust (04-12-2A), 3.335%, due 09/25/34 (2)	2,913,527
4,623,790	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 3.358%, due 10/25/34 (2)	4,706,693
6,462,607	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 2.182%, due 08/25/35 (2)	6,380,453
613,405	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 3.669%, due 03/25/36 (2)(5)	516,804
2,530,065	Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1), 3.51%, due 05/25/36 (2)(5)	2,154,335
5,409,940	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 3.58%, due 06/25/36 (2)(5)	4,903,908
3,789,588	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 3.555%, due 02/25/37 (2)	3,307,450
275,742	Structured Asset Securities Corp. (05-2XS-1A5B), 5.15%, due 02/25/35	279,420
8,734,899	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 1.382%, due 07/25/36 (1)(2)	8,724,541
8,362,058	Structured Asset Securities Corp. (06-WF2-A4), 1.542%, due 07/25/36 (2)	8,204,856
274,943	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 3.682%, due 04/25/37 (2)(5)	233,303
11,220	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 3.706%, due 06/25/37 (2)(5)	10,761
1,062,908	Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1), 3.439%, due 01/25/37 (2)	1,059,371
10,004,674	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 1.472%, due 08/25/36 (2)	6,202,323
8,694,627	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.913%, due 01/25/35 (2)	8,886,524
10,535,353	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 1.522%, due 10/25/45 (2)	10,327,472
849,014	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 2.226%, due 10/25/45 (2)	885,428
1,903,226	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 3.06%, due 12/25/35 (2)	1,766,449
3,298,731	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.882%, due 01/25/36 (2)	3,197,258
313,186	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 1.542%, due 01/25/45 (2)	302,192
7,583,840	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 1.872%, due 07/25/45 (2)	7,487,444
22,718,981	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.846%, due 01/25/46 (2)	22,953,625
5,986,568	WaMu Mortgage Pass-Through Certificates (06-AR11-1A), 1.736%, due 09/25/46 (2)	5,449,125
6,419,533	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 1.542%, due 12/25/46 (2)	6,108,833
131,975	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.824%, due 11/25/30 (2)	132,884
1,421,935	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (5)	1,349,665
2,730,121	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 1.832%, due 07/25/36 (2)(5)	1,853,096
5,090,397	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A), 1.402%, due 12/25/36 (2)	4,460,182
2,113,475	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 1.898%, due 04/25/47 (2)(5)	1,805,995
6,178,961	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 1.542%, due 06/25/37 (2)	5,453,965

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount	Fixed Income Securities	Value
$11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 1.512%, due 04/25/36 (2)	$11,008,988
10,260,582	Wells Fargo Home Equity Asset-Backed Securities (06-3-A2), 1.382%, due 01/25/37 (2)	10,192,643
5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 1.552%, due 03/25/37 (2)	4,268,456
2,743,632	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 3.292%, due 03/27/37 (1)(2)	2,757,535
2,730,205	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 1.396%, due 09/27/47 (1)(2)	2,713,022
2,894,846	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 3.111%, due 01/25/35 (2)	2,971,831
6,137,544	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 3.447%, due 08/25/36 (2)(5)	6,075,603
4,100,405	Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1), 3.197%, due 03/25/36 (2)	4,095,697
2,530,797	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 3.329%, due 05/25/36 (2)(5)	2,516,755
4,665,368	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37 (5)	4,629,162
494,418	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 3.598%, due 08/25/37 (2)(5)	479,056
1,907,252	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	2,013,362

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,215,115,029)	1,494,902,435

	U.S. Treasury Securities (18.5%)
603,271,000	U.S. Treasury Bond, 3%, due 05/15/47	615,501,113
130,345,000	U.S. Treasury Note, 1.5%, due 01/31/22	128,749,979
67,075,000	U.S. Treasury Note, 1.75%, due 06/30/22	66,826,088
562,270,000	U.S. Treasury Note, 1.875%, due 07/31/22	563,434,068
219,850,000	U.S. Treasury Note, 2.375%, due 05/15/27	221,451,607
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	83,590,639

	Total U.S. Treasury Securities (Cost: $1,666,752,414)	1,679,553,494

	Total Fixed Income Securities (Cost: $8,610,999,408) (97.8%)	8,892,741,131

Number of Shares	Money Market Investments
5,568,000	Dreyfus Government Cash Management Fund — Institutional Class, 0.91% (6)	5,568,000
769,815	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.94% (6)	769,815

	Total Money Market Investments (Cost: $6,337,815) (0.1%)	6,337,815

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Principal Amount		Short-Term Investments	Value
		Foreign Government Bonds (3.9%)
JPY	27,970,000,000	Japan Treasury Bill, 0%, due 08/07/17 (3)	$253,136,157
JPY	10,910,000,000	Japan Treasury Bill, 0%, due 09/25/17 (3)	98,750,632

		Total Foreign Government Bonds (Cost: $348,682,405)	351,886,789

		Discount Note (Cost: $49,992,207) (0.5%)
	$50,000,000	Federal Home Loan Bank, 0.94%, due 08/07/17 (7)	49,991,750

		U.S. Treasury Securities (11.3%)
	75,000,000	U.S. Treasury Bill, 0.86%, due 08/10/17(7)	74,982,375
	250,000,000	U.S. Treasury Bill, 0.92%, due 08/17/17(7)	249,892,500
	150,000,000	U.S. Treasury Bill, 0.93%, due 08/31/17(7)	149,881,200
	10,295,000	U.S. Treasury Bill, 0.95%, due 09/07/17(7)(8)	10,284,818
	75,000,000	U.S. Treasury Bill, 1.06%, due 11/02/17(7)	74,796,375
	250,000,000	U.S. Treasury Bill, 1.08%, due 01/04/18(7)	248,845,000
	220,000,000	U.S. Treasury Bill, 1.11%, due 01/11/18(7)	218,910,560

		Total U.S. Treasury Securities (Cost: $1,027,583,072)	1,027,592,828

		Total Short-Term Investments (Cost: $1,426,257,684) (15.7%)	1,429,471,367

		Total Investments (Cost: $10,043,594,907) (113.6%)	10,328,550,313
		Liabilities in Excess of Other Assets (-13.6%)	(1,238,494,113)

		Net Assets (100.0%)	$9,090,056,200

Futures Contracts
Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUY
4,861	2-Year U.S. Treasury Note Futures	09/29/17	$1,051,646,969	$(367,715)
3,699	5-Year U.S. Treasury Note Futures	09/29/17	437,031,072	128,442
1,717	10-Year U.S. Treasury Note Futures	09/20/17	216,154,203	(124,354)

			$1,704,832,244	$(363,627)

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2017

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized (Depreciation)
SELL (9)
Goldman Sachs International	JPY	27,970,000,000	08/07/17	$251,800,504	$253,186,491	$(1,385,987)
Goldman Sachs International	JPY	10,910,000,000	09/25/17	98,542,635	98,979,235	(436,600)

				$350,343,139	$352,165,726	$(1,822,587)

Notes to the Schedule of Investments:

JPY	-	Japanese Yen.
ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
ARM	-	Adjustable Rate Mortgage.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2017, the value of these securities amounted to $408,337,335 or 4.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2017.

(3)		As of July 31, 2017, security is not accruing interest.

(4)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted as a result.

(6)		Rate disclosed is the 7-day net yield as of July 31, 2017.

(7)		Rate shown represents yield-to-maturity.

(8)		All or a portion of this security is held as collateral for open futures contracts.

(9)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	July 31, 2017

Industry	Percentage of Net Assets
Asset-Backed Securities	3.8%
Commercial Mortgage-Backed Securities — Agency	1.9
Commercial Mortgage-Backed Securities — Non-Agency	0.4
Residential Mortgage-Backed Securities — Agency	56.8
Residential Mortgage-Backed Securities — Non-Agency	16.4
Short Term Investments	15.7
U.S. Treasury Securities	18.5
Money Market Investments	0.1

Total	113.6%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2017

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$342,273,853	$—	$342,273,853
Commercial Mortgage-Backed Securities — Agency	—	177,440,764	—	177,440,764
Commercial Mortgage-Backed Securities — Non-Agency	—	33,851,011	—	33,851,011
Residential Mortgage-Backed Securities — Agency	—	5,164,719,574	—	5,164,719,574
Residential Mortgage-Backed Securities — Non-Agency	—	1,487,504,648	7,397,787	1,494,902,435
U.S. Treasury Securities	1,679,553,494	—	—	1,679,553,494

Total Fixed Income Securities	1,679,553,494	7,205,789,850	7,397,787	8,892,741,131

Money Market Investments	6,337,815	—	—	6,337,815
Short-Term Investments	1,027,592,828	401,878,539	—	1,429,471,367

Total Investments	2,713,484,137	7,607,668,389	7,397,787	10,328,550,313

Asset Derivatives
Futures
Interest Rate Risk	128,442	—	—	128,442

Total	$2,713,612,579	$7,607,668,389	$7,397,787	$10,328,678,755

Liability Derivatives
Futures
Interest Rate Risk	$(492,069)	$—	$—	$(492,069)
Forward Currency Contracts
Foreign Currency Risk	(1,822,587)	—	—	(1,822,587)

Total	$(2,314,656)	$—	$—	$(2,314,656)

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ which may not be the last sale price. All other securities including short-term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of the TCW Funds, Inc. (the “Company” and each series a “Fund” and collectively, the “Funds”) Board of Directors (the “Board”).

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value (“NAV”), they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

The summary of the inputs used as of July 31, 2017 is listed after the Schedule of Investments for each Fund.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2017.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2016	$1,180,023	$817	$166,910	$396,790	$8,722,086
Accrued Discounts (Premiums)	(1,166)	(236)	(7,759)	—	(977,022)
Realized Gain (Loss)	(4,016)	—	—	(15,862)	337
Change in Unrealized Appreciation	110,012	10,949	(5,203)	218,505	(346,371)
Purchases	—	—	—	(135,255)	—
Sales	(84,889)	—	—	(464,178)	(1,243)
Transfers in to Level 3 (1)	—	—	—	—	—
Transfers out of Level 3 (1)	—	—	—	—

Balance as of July 31, 2017	$1,199,964	$11,530	$153,948	$—	$7,397,787

Change in Unrealized Appreciation from Investments Still Held at July 31, 2017	$110,012	$10,949	$(5,203)	$—	$(346,371)

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of July 31, 2017 are as follows:

Description	Fair Value at 7/31/2017	Valuation Techniques*	Unobservable Input	Price or Price Range	Weighted Average Price
TCW Core Fixed Income Fund
Corporate Bonds	$1,199,964	Third-party Vendor	Vendor Prices	$113.892	$113.892
TCW Enhanced Commodity Strategy Fund
Commercial Mortgage-Backed Securities - Non-Agency	$11,530	Third-party Vendor	Vendor Prices	$0.729	$0.729
TCW Global Bond Fund
Commercial Mortgage-Backed Securities - Non-Agency	$5,013	Third-party Vendor	Vendor Prices	$0.161 - $0.197	$0.185
Residential Mortgage-Backed Securities - Non-Agency	$148,935	Third-party Vendor	Vendor Prices	$11.898	$11.898
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities - Non- Agency	$16,433	Third-party Vendor	Vendor Prices	$22.483	$22.483
Residential Mortgage-Backed Securities - Non-Agency (Interest Only, Collateral Strip Rate Securities)	$7,381,354	Third-party Vendor	Vendor Prices	$0.748 - $2.710	$1.865

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the effectiveness of vendor pricing using the valuation process described below.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee (the “Pricing Committee”) in accordance with the guidelines established by the Board, and under the general oversight of the Board. The Pricing Committee employs various methods to determine fair valuations, including a regular review of key inputs and assumptions and review of any related market activity. The Pricing Committee reports to the Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Company’s President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team, as well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2017, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Shares/Units):

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk		Total
TCW Core Fixed Income Fund
Asset Derivatives
Futures Contracts	$—	$—	$—	$36		$36
Swaps Contracts	—	—	—	—	(1)	—

Total Value	$—	$—	$—	$36		$36

Liability Derivatives
Forward Contracts	$—	$—	$(437)	$—	$(437)
Futures Contracts	—	—	—	(70)	(70)

Total Value	$—	$—	$(437)	$(70)	$(507)
Number of Contracts or Notional Amounts(2)
Forward Currency Contracts	$—	$—	$66,174,619	$—	$66,174,619
Futures Contracts	—	—	—	1,479	1,479
Swaps Contracts	$—	$—	$—	$8,850,000	$8,850,000
TCW Emerging Markets Income Fund
Asset Derivatives
Swaps Contracts	$540	$—	$—	$—	$540
Forward Contracts	—	—	2,178	—	2,178

Total Value	$540	$—	$2,178	$—	$2,718
Liability Derivatives
Forward Contracts	$—	$—	$(5,874)	$—	$(5,874)
Swaps Contracts	(3,145)	—	—	—	(3,145)

Total Value	$(3,145)	$—	$(5,874)	$—	$(9,019)
Notional Amounts(2)
Forward Currency Contracts	$—	$—	$180,826,087	$—	$180,826,087
Swaps Contracts	$228,765,000	$—	$—	$—	$228,765,000
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Forward Contracts	$—	$—	$2,000	$—	$2,000

Total Value	$—	$—	$2,000	$—	$2,000
Liability Derivatives
Forward Contracts	$—	$—	$(1,098)	$—	$(1,098)
Written Options	—	—	— (1)	—	—

Total Value	$—	$—	$(1,098)	$—	$(1,098)
Notional Amounts(2)
Forward Currency Contracts	$—	$—	$93,005,350	$—	$93,005,350
Options Written	$—	$—	$3,691,875	$—	$3,691,875
TCW Enhanced Commodity Strategy Fund
Asset Derivatives
Swaps Contracts	$—	$21	$—	$—	$21

Total Value	$—	$21	$—	$—	$21

Notional Amounts(2)
Swaps Contracts	$—	$1,239,099	$—	$—	$1,239,099
TCW Global Bond Fund
Asset Derivatives
Forward Contracts	$—	$—	$24	$—	$24

Total Value	$—	$—	$24	$—	$24
Liability Derivatives
Forward Contracts	$—	$—	$(10)	$—	$(10)

Total Value	$—	$—	$(10)	$—	$(10)
Notional Amounts(2)
Forward Currency Contracts	—	—	1,362,612	—	1,362,612
TCW High Yield Bond Fund
Asset Derivatives
Forward Contracts	$—	$—	$—	$—	$—

Total Value	$—	$—	$—	$—	$—
Liability Derivatives
Swaps Contracts	(3)	—	—	—	(3)

Total Value	$(3)	$—	$—	$—	$(3)
Notional Amounts(2)
Forward Currency Contracts	$—	$—	$227,121	$—	$227,121
Swaps Contracts	$250,000	$—	$—	$—	$250,000
TCW Total Return Bond Fund
Asset Derivatives
Futures Contracts	$—	$—	$—	$128	$128

Total Value	$—	$—	$—	$128	$128
Liability Derivatives
Forward Contracts	$—	$—	$(1,823)	$—	$(1,823)
Futures Contracts	—	—	—	(492)	(492)

Total Value	$—	$—	$(1,823)	$(492)	$(2,315)
Number of Contracts or Notional Amounts(2)
Forward Currency Contracts	$—	$—	$429,340,905	$—	$429,340,905
Futures Contracts	—	—	—	11,245	11,245

(1)	Amount rounds to less than $1

(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended July 31, 2017.

Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by each Fund, as unrealized gains or losses. When the contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at July 31, 2017 are disclosed in the Schedule of Investments.

Future Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund and the TCW Total Return Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at July 31, 2017 are listed in the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A Fund may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended July 31, 2017, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund purchased and wrote currency options.

Transactions in written option contracts for the period ended July 31, 2017 were as follows:

TCW Emerging Markets Income Fund

	Call	Put	Call	Put
	Contracts	Contracts	Premiums	Premiums
Options outstanding at October 31, 2016	56,725,000	—	$906,833	$—
Options written	198,664,000	136,750,000	1,220,893	583,410
Options terminated in closing purchase transactions	—	—	—	—
Options exercised		—	—	—
Options expired	(255,389,000)	(136,750,000)	(2,127,726)	(583,410)

Options outstanding at July 31, 2017	—	—	$—	$—

TCW Emerging Markets Local Currency Income Fund

	Call	Put	Call	Put
	Contracts	Contracts	Premiums	Premiums
Options outstanding at October 31, 2016	5,980,000	—	$65,902	$—
Options written	5,450,000	10,265,000	102,311	45,203
Options terminated in closing purchase transactions	—	—	—	—
Options exercised		—	—	—
Options expired	(9,950,000)	(10,265,000)	(141,514)	(45,203)

Options outstanding at July 31, 2017	1,480,000	—	$26,699	$—

Swap Agreements. The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2017, the TCW Emerging Markets Income Fund and TCW High Yield Bond Fund utilized credit default swaps to manage credit market exposure; the TCW Core Fixed Income Fund entered into interest rate swaps to manage duration, the yield curve and interest rate risk and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). MBS differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal- only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, each Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2017.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2017.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2017.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2017.

Note 2 – Federal Income Taxes

At July 31, 2017, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$23,531	$(8,938)	$14,593	$1,921,956
TCW Emerging Markets Income Fund	81,660	(27,891)	53,769	3,471,713
TCW Emerging Markets Local Currency Income Fund	6,555	(1,874)	4,681	156,210
TCW Enhanced Commodity Strategy Fund	16	—	16	1,143
TCW Global Bond Fund	499	(553)	(54)	16,393
TCW High Yield Bond Fund	594	(270)	324	21,934
TCW Short Term Bond Fund	24	(56)	(32)	8,136
TCW Total Return Bond Fund	382,460	(48,594)	333,866	9,994,684

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities outstanding at July 31, 2017 are listed below:

TCW Core Fixed Income Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Alta Wind Holdings LLC, (144A), 7%, due 06/30/35	7/14/10	$1,103,113	$1,199,964	0.07%

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.573%, due 09/15/39	7/15/16	$2,962	$11,530	0.93%

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.438%, due 04/11/37	3/26/15	$7,944	3,527	0.02%
Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.896%, due 12/15/31	3/26/15	8,019	1,486	0.01%

		$15,963	$5,013	0.03%

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	September 15, 2017

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa Treasurer and Chief Financial Officer

Date	September 15, 2017